Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                    --------
                       POST-EFFECTIVE AMENDMENT NO. 23 TO
                                   FORM N-1A
                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933
                                      and
                             REGISTRATION STATEMENT
                                     under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------
                         PRINCIPAL INVESTORS FUND, INC.
                   f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                        Telephone Number (515) 248-3842
                                    --------

                                     Copy to:
  MICHAEL D. ROUGHTON                JOHN W. BLOUCH
  The Principal Financial Group      Jones & Blouch, L.L.P.
  Des Moines, Iowa 50392             Suite 405 West
                                     1025 Thomas Jefferson Street, N.W.
                                     Washington, DC 20007-0805


                    (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
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
                 immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
        XXX      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
                 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:)
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                 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                         PRINCIPAL INVESTORS FUND, INC.



                                PREFERRED CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


                The date of this Prospectus is _______________.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Description........................................................

 Core Foundation Funds
  International I Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Value Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Value Fund..........................................

  SmallCap S&P 600 Index Fund...........................................

  Core Foundation Funds Management......................................

  Performance Results - Core Foundation Funds...........................


 Additional Foundation Funds
  Balanced Fund.........................................................

  Bond & Mortgage Securities Fund.......................................

  Capital Preservation Fund.............................................

  European Fund.........................................................

  Government Securities Fund............................................

  High Quality Intermediate-Term Bond Fund..............................

  High Quality Long-Term Bond Fund......................................

  High Quality Short-Term Bond Fund.....................................

  International Emerging Markets Fund...................................

  International Fund II.................................................

  International SmallCap Fund...........................................

  LargeCap Blend Fund...................................................

  LargeCap Growth Fund..................................................

  LargeCap Value Fund...................................................

  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  MidCap Value Fund.....................................................

  Money Market Fund.....................................................

  Pacific Basin Fund....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Growth Fund II......................................

  Partners MidCap Blend Fund............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Growth Fund II......................................

  Real Estate Fund......................................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap Value Fund...................................................

  Technology Fund.......................................................

  Performance Results - Additional Foundation Funds

 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................

  Performance Results - Principal LifeTime Funds


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.


The Core Foundation Funds are Principal Investors Funds which have been selected to meet certain criteria. First, the Manager focuses on selecting funds to provide diversification across asset classes and investment styles. Specific Funds are then identified using a proprietary scoring methodology. The Core Foundation Funds are presented in the first section of this prospectus. The second section of the prospectus contains the Additional Foundation Funds which are other Principal Investors Funds that, depending on the Manager's due diligence process, may be included in the Core Foundation Funds in the future. The third section of funds contains the Principal LifeTime Funds - funds which allocate assets among Principal Investors Funds - each with a target retirement date.


Shares of the Funds are available to an employer's sponsored plan(s) (the "plan"). The Preferred Class is offered through this Prospectus. THE FUNDS OFFER THREE OTHER SHARE CLASSES TO PLANS - EACH WITH VARYING TOTAL FUND OPERATING EXPENSES. FOR INFORMATION ABOUT OTHER SHARE CLASSES, PLEASE ASK YOUR REGISTERED REPRESENTATIVE.

  * Principal Management Corporation and Principal Life are members of the Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CORE FOUNDATION FUNDS

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR
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LOGO

 2001   -24.70


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.86%
                                 LOWEST  Q1 '01  -17.32%


The year-to-date return as of December 31, 2001 for the Preferred Class is -24.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -24.70          N/A           N/A            -20.60
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.90%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.16%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $118  $368  $638  $1,409

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -12.16


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.41%
                                 LOWEST  Q3 '01  -14.65%


The year-to-date return as of December 31, 2001 for the Preferred Class is -12.16%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -12.16          N/A            N/A           -13.32
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.15%
 12b-1 Fees......................      N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.41%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $42   $132  $230  $518

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. Morgan Stanley studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


Morgan Stanley considers selling a portfolio holding when it determines the holding no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.54


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  12.80%
                                 LOWEST  Q1 '01  -18.02%


The year-to-date return as of December 31, 2001 for the Preferred Class is -14.54%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -14.54          N/A            N/A           -18.45
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.01%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $103  $322  $558  $1,236

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the vlaue of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   5.45


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.97%
                                 LOWEST  Q3 '01  -7.19%


The year-to-date return as of December 31, 2001 for the Preferred Class is 5.45%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......       5.45          N/A            N/A            9.76
 Russell 1000 Value
 Index ................     -5.59        11.14          14.15
 Morningstar Large
 Value Category.......      -5.37         8.84          11.88
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.80%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.06%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $108  $337  $585  $1,294

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.03


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  27.11%
                                 LOWEST  Q3 '01  -26.63%


The year-to-date return as of December 31, 2001 for the Preferred Class is -14.03%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    -14.03          N/A            N/A           -9.89
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.10%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.36%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $138  $431  $745  $1,635

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 24.23%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......       N/A          N/A            N/A           15.22
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.06


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  20.50%
                                 LOWEST  Q3 '01  -16.96%


The year-to-date return as of December 31, 2001 for the Preferred Class is 6.06%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      6.06           N/A            N/A           12.48
 S&P SmallCap 600 Index     6.54         10.66          13.61
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.15%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.41%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $42   $132  $230  $518

CORE FOUNDATION FUNDS MANAGEMENT

The Sub-Advisors and Portfolio Managers (the people who are responsible for the day-to day fund management) for the Core Foundation Funds are shown below. More detailed information is found in the Management, Organization and Capital Structure section of this prospectus.


INTERNATIONAL FUND I
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Manager is:
.. KURTIS D. SPIELER, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987.

LARGECAP S&P 500 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

PARTNERS LARGECAP GROWTH FUND I
The Sub-Advisor is MORGAN STANLEY INVESTMENT MANAGEMENT INC. doing business as MORGAN STANLEY ASSET MANAGEMENT ("Morgan Stanley") that includes a broad range of portfolio management services to customers in the U.S. and abroad.

The day-to-day investment management is performed by the LargeCap Growth Team. Current members of the team include WILLIAM S. AUSLANDER, Managing Director, JEFFREY ALVINO, Executive Director AND PETER DANNENBAUM, Executive Director.

PARTNERS LARGECAP VALUE FUND
The Sub-Advisor is ALLIANCE CAPITAL MANAGEMENT L.P. THROUGH ITS BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT UNIT ("Bernstein").

The Portfolio Managers are:
.. MARILYN G. FEDAK, CFA. Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors in 1993.
.. STEVEN PISARKIEWICZ. Mr. Pisarkiewicz, Chief Investment Officer, Structured
  Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989.

PARTNERS SMALLCAP GROWTH FUND I
The Sub-Advisor is NEUBERGER BERMAN MANAGEMENT INC. ("Neuberger Berman") an affiliate of Neuberger Berman LLC.

The Portfolio Managers are:
.. MICHAEL F. MALOUF. Mr. Malouf is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998.
.. JENNIFER K. SILVER. Ms. Silver is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997.

PARTNERS SMALLCAP VALUE FUND
The Sub-Advisor is ARK ASSET MANAGEMENT CO. ("Ark") which is an independent employee owned investment management firm.

The Portfolio Managers are:
.. COLEMAN M. BRANDT. Mr. Brandt is Vice Chairman of Ark Asset. He joined Ark
  Asset in 1989.
.. WILLIAM G. CHARCALIS. Mr. Charcalis is Managing Director of Ark Asset. Mr.
  Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.

SMALLCAP S&P 600 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
INTERNATIONAL FUND I
PREFERRED/ //(1)/       -24.70  -24.70    N/A    N/A    N/A  -20.60        -24.76
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP S&P 500 INDEX
FUND PREFERRED/ (1)/    -12.16  -12.16    N/A    N/A    N/A  -13.32        -12.16
Invista S&P 500 Index                                                  -
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
GROWTH FUND I
PREFERRED/ (1)/         -14.54  -14.54    N/A    N/A    N/A  -18.45        -14.54
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
VALUE FUND PREFERRED/
(1)/                      5.45    5.45    N/A    N/A    N/A    9.76          5.45
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS SMALLCAP
GROWTH FUND I
PREFERRED/ (1)/         -14.03  -14.03    N/A    N/A    N/A   -9.89        -14.03
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
VALUE FUND PREFERRED/
(2)/                       N/A     N/A    N/A    N/A    N/A   15.22
Ark Asset Small Cap                                                    -
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

SMALLCAP S&P 600 INDEX
FUND PREFERRED/ (1)/      6.06    6.06    N/A    N/A    N/A   12.48          6.06
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(1)/ Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993     1992
                        ------------------------------------------------------------------
INTERNATIONAL FUND I
PREFERRED/ //(1)/
Invista International    -7.57   25.78  10.47  12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96  20.00   1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49  13.00   5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP S&P 500 INDEX
FUND PREFERRED/ (1)/
Invista S&P 500 Index    -9.44   20.62  28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95  27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND I
PREFERRED/ (1)/
Morgan Stanley Equity   -11.00   39.42  21.11  31.40  31.23  45.03   3.18   4.32     5.99
Growth Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large      -14.09   39.72  33.58  25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

PARTNERS LARGECAP
VALUE FUND PREFERRED/
(1)/
Bernstein Diversified    13.80
Value Composite
 Russell 1000 Value       7.02    7.35  15.63  35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47    6.63  13.10  27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

PARTNERS SMALLCAP
GROWTH FUND I
PREFERRED/ (1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36     7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70    11.99
 Growth Category

PARTNERS SMALLCAP
VALUE FUND PREFERRED/
(2)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84    29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72    20.29
 Value Category

SMALLCAP S&P 600 INDEX
FUND PREFERRED/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40  -1.31  25.58  21.32  29.97  -4.77  18.78    21.04
 Index
 Morningstar Small       12.84   18.18  -3.64  26.12  19.66  25.51  -0.97  16.65    14.39
 Blend Category

 /(1)/ Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ------------------------------------------------------------------


 ADDITIONAL FOUNDATION FUNDS

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -5.16


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  5.67%
                                 LOWEST  Q1 '01  -7.04%


The year-to-date return as of December 31, 2001 for the Preferred Class is -5.16%.

 AVERAGE ANNUAL TOTAL RETURNS ($%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      -5.16          N/A            N/A           -5.25
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category......      -4.01         7.01           8.98
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.50%
 12b-1 Fees......................      N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.76%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $78   $243  $422  $942

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.24


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.15%
                                 LOWEST  Q4 '01  -0.42%


The year-to-date return as of December 31, 2001 for the Preferred Class is 7.24%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......     7.24           N/A           N/A             8.11
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.55%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.81%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $83   $259  $450  $1,002

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;
.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 3.36%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......       N/A           N/A           N/A             2.35
 Lehman Brothers Mutual
 Fund U.S. Government
 1-3 Year Index .......     8.53          6.64          6.03
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              PREFERRED
                                                CLASS
 Management Fees...................             0.52%
 12b-1 Fees ........................             N/A
 Wrapper Agreement Premiums........             0.12
 Other Expenses* ...................            0.26
                                                ----
         TOTAL FUND OPERATING EXPENSES          0.90%
 Wrapper Expense Reimbursement** ...            0.04
                                                ----
                          NET EXPENSES          0.86%
 * Other Expenses:
    Service Fee                                 0.15%
    Administrative Service Fee                  0.11
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 0.86%. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $88   $274  $477  $1,061

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -23.14


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.96%
                                 LOWEST  Q1 '01  -16.70%


The year-to-date return as of December 31, 2001 for the Preferred Class is -23.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    -23.14          N/A           N/A            -18.46
 MSCI Europe (15)
 Index-ND .............    -19.90         6.24          9.64
 Morningstar Europe
 Stock Category........    -21.43         5.30          8.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees .................    1.00%
 12b-1 Fees.......................     N/A
 Other Expenses* .................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
  *Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.

The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.84


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.12%
                                 LOWEST  Q4 '01  -0.32%


The year-to-date return as of December 31, 2001 for the Preferred Class is 6.84%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS ......     6.84           N/A           N/A             7.35
 Lehman Brothers
 Mortgage Backed
 Securities Index......     8.22          7.49          7.10
 Morningstar
 Intermediate
 Government Category...     6.84          6.33          6.21
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees .................    0.40%
 12b-1 Fees.......................     N/A
 Other Expenses* .................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.66%
  *Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $67   $211  $368  $822

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.30


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.53%
                                 LOWEST  Q4 '01  -0.57%


The year-to-date return as of December 31, 2001 for the Preferred Class is 7.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      7.30           N/A           N/A             8.09
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees......................      N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.66%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $67   $211  $368  $822

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   5.73


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.74%
                                 LOWEST  Q4 '01  -0.50%


The year-to-date return as of December 31, 2001 for the Preferred Class is 5.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      5.73           N/A           N/A             6.92
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index...........      7.26          8.05          8.42
 Morningstar Long-Term
 Bond Category........      7.51          6.09          7.08
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.66%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $67   $211  $368  $822

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.01


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  3.90%
                                 LOWEST  Q3 '01  -1.08%


The year-to-date return as of December 31, 2001 for the Preferred Class is 7.01%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      7.01           N/A           N/A             7.62
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     9.03          6.92          6.49
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.66%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $67   $211  $368  $822

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.68


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  26.81%
                                 LOWEST  Q3 '01  -23.82%


The year-to-date return as of December 31, 2001 for the Preferred Class is -3.68%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      -3.68          N/A           N/A            -4.51
 MSCI Emerging Markets
 Free Index-ID........      -4.91        -7.80          0.95
 Morningstar
 Diversified Emerging
 Markets Category.....      -3.73        -4.79          0.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.35%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.61%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $164  $508  $876  $1,911

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT Funds Management ("BT"), selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -21.46


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.66%
                                 LOWEST  Q1 '01  -14.91%


The year-to-date return as of December 31, 2001 for the Preferred Class is -21.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -21.46          N/A           N/A            -20.53
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -21.92


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.72%
                                 LOWEST  Q3 '01  -20.98%


The year-to-date return as of December 31, 2001 for the Preferred Class is -21.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -21.92          N/A           N/A            -19.59
 MSCI EAFE Small Cap
 Index ................    -12.51          N/A           N/A
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.20%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.46%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $149  $462  $797  $1,746

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -16.94


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.31%
                                 LOWEST  Q3 '01  -13.89%


The year-to-date return as of December 31, 2001 for the Preferred Class is -16.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 PREFERRED CLASS......     -16.94          N/A            N/A          -17.45
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.45%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.71%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $73   $227  $395  $883

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -24.54


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '00  13.63%
                                 LOWEST  Q1 '01  -23.45%


The year-to-date return as of December 31, 2001 for the Preferred Class is -24.54%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 PREFERRED CLASS......     -24.54          N/A            N/A          -27.96
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.55%
 12b-1 Fees......................      N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.81%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $83   $259  $450  $1,002

LARGECAP VALUE FUND
The Fund seeks.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals such as management capabilities and trends in product development, sales and earnings .. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.44


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  6.69%
                                 LOWEST  Q3 '01  -11.48%


The year-to-date return as of December 31, 2001 for the Preferred Class is -7.44%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 PREFERRED CLASS...................          -7.44                   N/A                    N/A                     -4.15
 Russell 1000 Value Index/(1)/ ....          -5.59                 11.14                  14.15
 S&P 500/Barra Value Index ........         -11.71                  9.49                  13.09
 Morningstar Large Value Category .          -5.37                  8.84                  11.88
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.45%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.71%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $73   $227  $395  $883

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.46


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  9.40%
                                 LOWEST  Q3 '01  -10.65%


The year-to-date return as of December 31, 2001 for the Preferred Class is -3.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 PREFERRED CLASS...................         -3.46                    N/A                    N/A                     0.66
 Russell Midcap Index/(1)/ ........         -5.63                  11.39                  13.57
 S&P MidCap 400 Index .............         -0.60                  16.11                  15.01
 Morningstar Mid-Cap Blend Category         -4.96                   9.62                  12.26
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.



FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.91%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $93   $290  $504  $1,120

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  35.63%
                                 LOWEST  Q3 '01  -36.50%


The year-to-date return as of December 31, 2001 for the Preferred Class is -25.16%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    -25.16          N/A            N/A           -26.37
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category.......    -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.91%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $93   $290  $504  $1,120

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -1.06


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  17.81%
                                 LOWEST  Q3 '01  -16.57%


The year-to-date return as of December 31, 2001 for the Preferred Class is -1.06%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......     -1.06          N/A            N/A            2.05
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category........     -4.96         9.62          12.26
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.15%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.41%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $42   $132  $230  $518

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   3.30


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  11.21%
                                 LOWEST  Q3 '01  -10.87%


The year-to-date return as of December 31, 2001 for the Preferred Class is 3.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 PREFERRED CLASS...................          3.30                    N/A                    N/A                     8.37
 Russell Midcap Value Index/(1)/ ..          2.34                  11.46                  14.41
 S&P MidCap 400/Barra Value Index .          7.14                  14.53                  15.22
 Morningstar Mid-Cap Value Category          6.40                  11.68                  13.81
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.91%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $93   $290  $504  $1,120

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   3.78


                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


The year-to-date return as of December 31, 2001 for the Preferred Class is 3.78%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      3.78          N/A            N/A             3.95
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.66%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 PREFERRED CLASS                                                                       $67   $211  $368  $822

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -26.52


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  0.83%
                                 LOWEST  Q3 '01  -20.02%


The year-to-date return as of December 31, 2001 for the Preferred Class is -26.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -26.52          N/A            N/A           -32.12
 MSCI Pacific Free
 Index-ND .............    -25.40        -7.80          -2.43
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category .............    -20.06        -7.89           1.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.47


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.31%
                                 LOWEST  Q3 '01  -10.92%


The year-to-date return as of December 31, 2001 for the Preferred Class is -7.47%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      -7.47          N/A            N/A           -5.34
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.01%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $103  $322  $558  $1,236

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -18.08


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.55%
                                 LOWEST  Q1 '01  -19.70%


The year-to-date return as of December 31, 2001 for the Preferred Class is -18.08%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    -18.08          N/A            N/A           -21.51
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*..................    0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.09%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......        N/A          N/A            N/A           -1.50
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category.......      -4.96         9.62          12.26
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -27.75


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  25.00%
                                 LOWEST  Q3 '01  -31.44%


The year-to-date return as of December 31, 2001 for the Preferred Class is -27.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -27.75          N/A            N/A           -29.33
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category......     -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -2.04


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.09%
                                 LOWEST  Q3 '01  -10.43%


The year-to-date return as of December 31, 2001 for the Preferred Class is -2.04%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      -2.04          N/A            N/A            4.00
 Russell Midcap Value
 Index ................      2.34        11.46          14.41
 Morningstar Mid-Cap
 Value Category.......       6.40        11.68          13.81
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fundmay invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2201   -20.45


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  29.67%
                                 LOWEST  Q3 '01  -31.13%


The year-to-date return as of December 31, 2001 for the Preferred Class is -20.45%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     -20.45          N/A            N/A           -28.51
 S&P SmallCap 600/Barra
 Growth Index.........      -1.19         7.04            N/A
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.92


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  9.85%
                                 LOWEST  Q1 '01  -3.96%


The year-to-date return as of December 31, 2001 for the Preferred Class is 7.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......       7.92          N/A           N/A            10.86
 Morgan Stanley REIT
 Index ................     12.83         6.11           N/A
 Morningstar Specialty
 - Real Estate Category      8.93         6.19          9.99
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.85%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.11%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $113  $353  $612  $1,352

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.20


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  18.28%
                                 LOWEST  Q3 '01  -12.14%


The year-to-date return as of December 31, 2001 for the Preferred Class is 7.20%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......      7.20           N/A            N/A           12.64
 Russell 2000 Index ...     2.49          7.52          11.51
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.01%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $103  $322  $558  $1,236

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   1.14


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  33.66%
                                 LOWEST  Q3 '01  -33.14%


The year-to-date return as of December 31, 2001 for the Preferred Class is 1.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......      1.14          N/A            N/A           -2.98
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.01%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $103  $322  $558  $1,236

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   9.73


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.73%
                                 LOWEST  Q3 '01  -12.23%


The year-to-date return as of December 31, 2001 for the Preferred Class is 9.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......      9.73          N/A            N/A           15.88
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.01%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $103  $322  $558  $1,236

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT Funds Management ("BT"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -30.38


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  21.43%
                                 LOWEST  Q3 '01  -26.74%


The year-to-date return as of December 31, 2001 for the Preferred Class is -30.38%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    -30.38          N/A            N/A           -37.08
 MSCI Global Tech. and
 Telecommunications
 Index................     -28.28          N/A            N/A
 Morningstar Specialty
 - Technology Category     -38.21         9.41          18.04
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees.......................     N/A
 Other Expenses*.................     0.26
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.26%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.11


 EXAMPLES


 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 PREFERRED CLASS                                                                       $128  $400  $692  $1,523



 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND
PREFERRED/ //(1)/        -5.16   -5.16    N/A    N/A    N/A   -5.25         -5.16
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

BOND & MORTGAGE
SECURITIES FUND
PREFERRED/ (1)/           7.24    7.24    N/A    N/A    N/A    8.11          7.24
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

CAPITAL PRESERVATION
FUND PREFERRED/ (2)/       N/A     N/A    N/A    N/A    N/A    2.35
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                    8.53    8.53   6.53   6.64   6.03                  8.53
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

EUROPEAN FUND
PREFERRED/ (1)/         -23.14  -23.14    N/A    N/A    N/A  -18.46        -23.14
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

GOVERNMENT SECURITIES
FUND PREFERRED/ (1)/      6.84    6.84    N/A    N/A    N/A    7.35          6.84
Principal Capital - II
Mortgage Backed
Securities Composite      7.51    7.51   6.17   7.21   6.81                  7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index         8.22    8.22   7.01   7.49   7.10                  8.22
 Morningstar
 Intermediate
 Government Category      6.84    6.84   5.33   6.33   6.21                  6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND/ (1)/
 PREFERRED                7.30    7.30    N/A    N/A    N/A    8.09          7.30
Principal Capital - II
Multi Sector High
Qual. Fixed Inc. Comp.    8.32    8.32   6.03   7.13    N/A                  8.32
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

HIGH QUALITY LONG-TERM
BOND FUND PREFERRED/
(1)/                      5.73    5.73    N/A    N/A    N/A    6.92          5.73
Principal Capital - II
Long Term Fixed Income
Composite                 8.05    8.05   3.36    N/A    N/A                  8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index               7.26    7.26   4.79   8.05   8.42                  7.26
 Morningstar Long-Term
 Bond Category            7.51    7.51   4.53   6.09   7.08                  7.51

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND
PREFERRED/ //(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

BOND & MORTGAGE
SECURITIES FUND
PREFERRED/ (1)/
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND PREFERRED/ (2)/
 Lehman Brothers          8.17   2.97   6.97   6.65   5.08  10.84   0.52   5.39    6.25
 Mutual Fund U.S.
 Government 1-3 Year
 Index
 Morningstar              8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86    6.15
 Short-Term Bond
 Category

EUROPEAN FUND
PREFERRED/ (1)/
BT European Composite   -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28   -4.71
 Index-ND
 Morningstar Europe      -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15   -6.82
 Stock Category

GOVERNMENT SECURITIES
FUND PREFERRED/ (1)/
Principal Capital - II   11.08   0.22   7.62   9.97   3.90  19.10  -4.41   9.21    6.13
Mortgage Backed
Securities Composite
 Lehman Brothers         11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84    6.96
 Mortgage Backed
 Securities Index
 Morningstar             10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03    6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND/ (1)/
 PREFERRED
Principal Capital - II   10.71  -0.57   8.28   9.32
Multi Sector High
Qual. Fixed Inc. Comp.
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND PREFERRED/
(1)/
Principal Capital - II   10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long    16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17    8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term    9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34    7.98
 Bond Category

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
HIGH QUALITY
SHORT-TERM BOND FUND
PREFERRED/ (1)/           7.01    7.01    N/A    N/A    N/A    7.62          7.01
Principal Capital - II
Limited Term Fixed
Income Composite          7.19    7.19   5.62   6.05    N/A                  7.19
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index      9.03    9.03   6.62   6.92   6.49                  9.03
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

INTERNATIONAL EMERGING
MARKETS FUND
PREFERRED/ (1)/          -3.68   -3.68    N/A    N/A    N/A   -4.51         -3.68
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND II
PREFERRED/ (1)/         -21.46  -21.46    N/A    N/A    N/A  -20.53        -21.46
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND PREFERRED/ (1)/    -21.92  -21.92    N/A    N/A    N/A  -19.59        -21.92
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP BLEND FUND
PREFERRED/ (1)/         -16.94  -16.94    N/A    N/A    N/A  -17.45        -16.94
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
PREFERRED/ (1)/         -24.54  -24.54    N/A    N/A    N/A  -27.96        -24.54
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

LARGECAP VALUE FUND
PREFERRED/ //(1)/        -7.44   -7.44    N/A    N/A    N/A   -4.15         -7.44
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

 /(1)// /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
HIGH QUALITY
SHORT-TERM BOND FUND
PREFERRED/ (1)/
Principal Capital - II    8.81   1.05    6.79    6.64   4.88
Limited Term Fixed
Income Composite
 Lehman Brothers          8.91   2.09    7.63    7.13   4.67  12.88  -0.72   7.10     6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar              8.14   2.12    6.28    6.51   4.35  11.48  -0.86   6.86     6.15
 Short-Term Bond
 Category

INTERNATIONAL EMERGING
MARKETS FUND
PREFERRED/ (1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND II
PREFERRED/ (1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND PREFERRED/ (1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP BLEND FUND
PREFERRED/ (1)/
Invista Large Cap       -12.12   9.57   24.70   29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04   28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97  19.72   21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

LARGECAP GROWTH FUND
PREFERRED/ (1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49  23.12  37.19   2.66   2.90     5.00
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

LARGECAP VALUE FUND
PREFERRED/ //(1)/
Invista Large Cap         3.88  -7.12   18.04   28.94  22.18
Value Composite
 Russell 1000 Value       7.02   7.35   15.63   35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47   6.63   13.10   27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

 /(1)// /Fund's
 inception 12/06/00

                        -------------------------------------------------------------------



PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
PREFERRED/ (1)/          -3.46   -3.46    N/A    N/A    N/A    0.66         -3.46
Invista Mid Cap Blend                                                  -
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
PREFERRED/ (1)/         -25.16  -25.16    N/A    N/A    N/A  -26.37        -25.16
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND PREFERRED/ (1)/     -1.06   -1.06    N/A    N/A    N/A    2.05         -1.06
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP VALUE FUND
PREFERRED/ (1)/           3.30    3.30    N/A    N/A    N/A    8.37          3.30
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

MONEY MARKET FUND
PREFERRED/ (1)/           3.78    3.78    N/A    N/A    N/A    3.95          3.78
Principal Capital - II
Money Market Composite    4.33    4.33   5.07   5.09   4.55                  4.33

PACIFIC BASIN FUND
PREFERRED/ (1)/         -26.52  -26.52    N/A    N/A    N/A  -32.12        -26.52
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

PARTNERS LARGECAP
BLEND FUND PREFERRED/
(1)/                     -7.47   -7.47    N/A    N/A    N/A   -5.34         -7.47
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

 /(1) /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
PREFERRED/ (1)/
Invista Mid Cap Blend    13.49   12.37   4.72   24.95  18.66  33.39   5.46  -0.26     9.01
Composite
 Russell Midcap Index     8.25   18.23  10.10   29.01  19.00  34.46  -2.09  14.30    16.34
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP GROWTH FUND
PREFERRED/ (1)/
Invista Mid Cap Growth   -4.81   69.96   2.48   26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29  17.86   22.54  17.48  33.98  -2.16  11.19     8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90  17.51   17.05  16.99  34.79  -1.03  15.64     9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND PREFERRED/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.20  30.95  -3.58  13.95    11.91
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP VALUE FUND
PREFERRED/ (1)/
Invista Mid Cap Value     6.32   -7.36   3.25   35.49  16.03  41.18   0.98  11.43     7.57
Composite
 Russell Midcap Value    19.18   -0.11   5.09   34.37  20.26  34.93  -2.13  15.62    21.68
 Index
 Morningstar Mid-Cap     16.82    7.78   3.92   26.04  20.50  29.27  -1.11  17.11    13.54
 Value Category

MONEY MARKET FUND
PREFERRED/ (1)/
Principal Capital - II    6.21    4.71   5.13    5.10   4.95   5.53   3.69   2.59     3.40
Money Market Composite

PACIFIC BASIN FUND
PREFERRED/ (1)/
BT Pacific Basin        -31.01  132.40   7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65   2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50  -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

PARTNERS LARGECAP
BLEND FUND PREFERRED/
(1)/
Federated Core Equity    -3.31   44.20  20.71   31.30  18.98
Composite
 S&P 500 Index           -9.11   21.04  28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II
PREFERRED/ (1)/         -18.08  -18.08    N/A    N/A    N/A  -21.51        -18.08
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS MIDCAP BLEND
FUND PREFERRED/ (2)/       N/A     N/A    N/A    N/A    N/A   -1.50
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND PREFERRED/ (1)/    -27.75  -27.75    N/A    N/A    N/A  -29.33        -27.75
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

PARTNERS MIDCAP VALUE
FUND PREFERRED/ (1)/     -2.04   -2.04    N/A    N/A    N/A    4.00         -2.04
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS SMALLCAP
GROWTH FUND II
PREFERRED/ (1)/         -20.45  -20.45    N/A    N/A    N/A  -28.51        -20.45
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

REAL ESTATE FUND
PREFERRED/ (1)/           7.92    7.92    N/A    N/A    N/A   10.86          7.92
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

SMALLCAP BLEND FUND
PREFERRED/ //(1)/         7.20    7.20    N/A    N/A    N/A   12.64          7.20
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II
PREFERRED/ (1)/
American Century Large  -14.71   34.68   36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42   33.16   38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09   39.72   33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS MIDCAP BLEND
FUND PREFERRED/ (2)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND PREFERRED/ (1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND PREFERRED/ (1)/
Neuberger Berman         29.70    8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value    19.18   -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap     16.82    7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS SMALLCAP
GROWTH FUND II
PREFERRED/ (1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

REAL ESTATE FUND
PREFERRED/ (1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

SMALLCAP BLEND FUND
PREFERRED/ //(1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP GROWTH FUND
PREFERRED/ (1)/           1.14    1.14    N/A    N/A    N/A   -2.98          1.14
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP VALUE FUND
PREFERRED/ (1)/           9.73    9.73    N/A    N/A    N/A   15.88          9.73
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND
PREFERRED/ //(1)/       -30.38  -30.38    N/A    N/A    N/A  -37.08        -30.38
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

 /(1) /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
SMALLCAP GROWTH FUND
PREFERRED/ (1)/
Invista Small Company   -33.86   66.37  -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP VALUE FUND
PREFERRED/ (1)/
Invista Small Cap        12.05   -8.92  -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND
PREFERRED/ //(1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------------------------

 PRINCIPAL LIFETIME FUNDS

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              25.1%    Partners LargeCap           4.4%
      Securities                            Growth I
      Government Securities        16.7     Partners LargeCap Value     7.8
      High-Quality Short-Term      13.9     Partners SmallCap           2.2
      Bond                                  Growth I
      International I               8.9     SmallCap Growth             2.2
      LargeCap Growth               6.5     SmallCap Value              4.5
      LargeCap Value                7.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.58%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.95%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    N/A           N/A              N/A            0.72
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*......................       0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**......................       0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.15 %
   Administrative Service Fee                       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    26.9%    Partners LargeCap          6.6%
                                             Growth I
      Government Securities         17.9     Partners LargeCap          8.9
                                             Value
      International Emerging         2.2     Partners SmallCap          2.7
      Markets                                Growth I
      International I                8.8     SmallCap Growth            2.8
      LargeCap Growth                7.6     SmallCap Value             5.6
      LargeCap Value                10.0



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.23%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS.......    N/A           N/A              N/A            0.52
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*......................       0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**......................       0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
     Service Fee                                    0.15 %
     Administrative Service Fee                     0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              20.3%    Partners LargeCap           7.6%
      Securities                            Growth I
      Government Securities        13.5     Partners LargeCap          12.2
                                            Value
      International Emerging        2.2     Partners SmallCap           3.3
      Markets                               Growth I
      International I              11.0     SmallCap Growth             3.4
      LargeCap Growth               8.7     SmallCap Value              6.7
      LargeCap Value               11.1



Based on this allocation, the weighted average management fee of the underlying funds is 0.66%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.36%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 PREFERRED CLASS......     N/A           N/A              N/A           -0.42
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**..................           0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
     Service Fee                                    0.15 %
     Administrative Service Fee                     0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.7%    LargeCap Value             13.3%
      Securities
      Government Securities         9.1     Partners LargeCap           9.8
                                            Growth I
      International Emerging        2.0     Partners LargeCap          13.3
      Markets                               Value
      International I              11.0     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        2.0     SmallCap Growth             3.9
      LargeCap Growth               9.7     SmallCap Value              7.9

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 2.47%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 PREFERRED CLASS......     N/A           N/A              N/A           1.46
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**..................           0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.15 %
   Administrative Service Fee                       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage               7.1%    LargeCap Value             15.5%
      Securities
      Government Securities         4.7     Partners LargeCap          10.9
                                            Growth I
      International Emerging        3.3     Partners LargeCap          15.5
      Markets                               Value
      International I              11.0     Partners SmallCap           4.4
                                            Growth I
      International SmallCap        3.3     SmallCap Growth             4.5
      LargeCap Growth              10.8     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 PREFERRED CLASS......     N/A           N/A              N/A           -1.26
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Large
 Blend Category.......     -13.68          8.87         11.31
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**..................           0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.15 %
   Administrative Service Fee                       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              20.1%    Money Market                9.4%
      Securities
      Government Securities        13.4     Partners LargeCap           4.4
                                            Growth I
      High-Quality Short-Term      23.9     Partners LargeCap Value     5.5
      Bond
      International I               6.7     Partners SmallCap           1.6
                                            Growth I
      LargeCap Growth               4.3     SmallCap Growth             1.7
      LargeCap Value                5.6     SmallCap Value              3.4



Based on this allocation, the weighted average management fee of the underlying funds is 0.54%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.78%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 PREFERRED CLASS......     N/A           N/A              N/A            1.62
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees............................              N/A
 Other Expenses**..................           0.2600
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.3825    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.15 %
   Administrative Service Fee                       0.11


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 PREFERRED CLASS                                                   $39   $123  $215  $484

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
PREFERRED/ //(1)/          N/A     N/A    N/A    N/A    N/A    0.72
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
PREFERRED/ (1)/            N/A     N/A    N/A    N/A    N/A    0.52
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
PREFERRED/ (1)/            N/A     N/A    N/A    N/A    N/A   -0.42
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
PREFERRED/ (1)/            N/A     N/A    N/A    N/A    N/A    1.46
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
PREFERRED/ (1)/            N/A     N/A    N/A    N/A    N/A   -1.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A    1.62
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

 /(1)// /Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
PREFERRED/ //(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
PREFERRED/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
PREFERRED/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
PREFERRED/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
PREFERRED/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

 /(1)// /Fund's
 inception 03/01/01

                        --------------------------------------------------------------

 THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Advisors Preferred and Advisors Select Classes of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Select class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yield than comparable fixed-income securities. In addition, at the time a convertible securities is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market

Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Select and Preferred classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's

Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from

1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             Dirk Laschanzky
                                                Douglas R. Ramsey
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International SmallCap               Brian W. Pattinson
           LargeCap Blend                       Scott D. Opsal
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           MidCap Blend                         K. William Nolin
           MidCap Growth                        John F. McClain
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser.

Day-to-day portfolio managment of the Partners LargeCap Growth I Fund and the Partners MidCap Blend Fund is performed by investment management teams at Morgan Stanley Asset Management.
.. Partners LargeCap Growth I Fund - LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director; Jerffrey Alvino, Executive Director; and Peter Dannenbaun, Executive Director.
.. Partners MidCap Blend Fund - MidCap Value Team. Current members of the team include: William B. Gerlach, Managing Director; Charles Purcell, Vice President; Matthew Todorow, Vice President; and Bradley S. Daniels, Executive Director.


WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley and Morgan Stanley & Co, Incorporated. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.



BRADLEY S. DANIELS . In 1985, Mr. Daniels joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996, and is a Principal of the firm. Mr. Daniels is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.



WILLIAM B. GERLACH, CFA . Managing Director. In 1991, Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996. Mr. Gerlach is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management having joined the firm in 1994. He has been the Portfolio Manager for BT Fund Managment's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT Funds Management, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Management and serves as its head of U.S. Equities. He joined BT Fund Management's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by the firm.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of
         December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson




WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Senior Portfolio Manager. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

       Balanced                        0.50%     MidCap Blend            0.65%
       Bond & Mortgage Securities      0.55%     MidCap Growth           0.65%
       Capital Preservation            0.52%     MidCap S&P 400 Index    0.15%
       European                        1.00%     MidCap Value            0.65%
       Government Securities           0.40%     Money Market            0.40%
       High Quality
       Intermediate-Term Bond          0.40%     Pacific Basin           1.00%
                                                 Partners LargeCap
       High Quality Long-Term Bond     0.40%     Blend                   0.75%
       High Quality Short-Term                   Partners LargeCap
       Bond                            0.40%     Growth I                0.75%
       International Emerging                    Partners LargeCap
       Markets                         1.35%     Growth II               1.00%
                                                 Partners LargeCap
       International I                 0.90%     Value                   0.80%
       International II                1.00%     Partners MidCap Blend   1.00%
                                                 Partners MidCap
       International SmallCap          1.20%     Growth                  1.00%
       LargeCap Blend                  0.45%     Partners MidCap Value   1.00%
                                                 Partners SmallCap
       LargeCap Growth                 0.55%     Growth I                1.10%
                                                 Partners SmallCap
       LargeCap S&P 500 Index          0.15%     Growth II               1.00%
                                                 Partners SmallCap
       LargeCap Value                  0.45%     Value                   1.00%
       LifeTime 2010                 0.1225%     Real Estate             0.85%
       LifeTime 2020                 0.1225%     SmallCap Blend          0.75%
       LifeTime 2030                 0.1225%     SmallCap Growth         0.75%
                                                 SmallCap S&P 600
       LifeTime 2040                 0.1225%     Index                   0.15%
       LifeTime 2050                 0.1225%     SmallCap Value          0.75%
       Lifetime Strategic Income     0.1225%     Technology              1.00%

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.

  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS



The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

          THE FINANCIAL HIGHLIGHTS WILL BE INCLUDED IN THE 485B FILING

APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY consists of diversified Pacific/Asia stock funds which have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR EUROPE STOCK CATEGORY consists of Europe-stock funds that invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.

MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY consists of specialty technology funds which buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2002 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share..


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.



                            ADVISORS PREFERRED CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


               The date of this Prospectus is _________________.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Core Foundation Funds
  International I Fund..................................................6

  LargeCap S&P 500 Index Fund...........................................8

  Partners LargeCap Growth Fund I.......................................10

  Partners LargeCap Value Fund..........................................12

  Partners SmallCap Growth Fund I.......................................14

  Partners SmallCap Value Fund..........................................16

  SmallCap S&P 600 Index Fund...........................................18

  Core Foundation Funds Management......................................20

  Performance Results - Core Foundation Funds...........................22


 Additional Foundation Funds
  Balanced Fund.........................................................24

  Bond & Mortgage Securities Fund.......................................26

  Capital Preservation Fund.............................................28

  European Fund.........................................................32

  Government Securities Fund............................................36

  High Quality Intermediate-Term Bond Fund..............................38

  High Quality Long-Term Bond Fund......................................40

  High Quality Short-Term Bond Fund.....................................42

  International Emerging Markets Fund...................................44

  International Fund II.................................................46

  International SmallCap Fund...........................................48

  LargeCap Blend Fund...................................................50

  LargeCap Growth Fund..................................................52

  LargeCap Value Fund...................................................54

  MidCap Blend Fund.....................................................56

  MidCap Growth Fund....................................................58

  MidCap S&P 400 Index Fund.............................................60

  MidCap Value Fund.....................................................62

  Money Market Fund.....................................................64

  Pacific Basin Fund....................................................66

  Partners LargeCap Blend Fund..........................................70

  Partners LargeCap Growth Fund II......................................72

  Partners MidCap Blend Fund............................................74

  Partners MidCap Growth Fund...........................................76

  Partners MidCap Value Fund............................................78

  Partners SmallCap Growth Fund II......................................80

  Real Estate Fund......................................................84

  SmallCap Blend Fund...................................................86

  SmallCap Growth Fund..................................................88

  SmallCap Value Fund...................................................90

  Technology Fund.......................................................92

  Performance Results - Additional Foundation Funds.....................96

 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................102

  Principal LifeTime 2020 Fund..........................................104

  Principal LifeTime 2030 Fund..........................................106

  Principal LifeTime 2040 Fund..........................................108

  Principal LifeTime 2050 Fund..........................................110

  Principal LifeTime Strategic Income Fund..............................112

  Performance Results - Principal LifeTime Funds........................114


General Information

 The Costs of Investing................................................. 116

 Certain Investment Strategies and Related Risks........................ 116

 Management, Organization and Capital Structure......................... 121

 Pricing of Fund Shares................................................. 132

 Purchase of Fund Shares................................................ 133

 Redemption of Fund Shares.............................................. 133

 Exchange of Fund Shares................................................ 134

 Dividends and Distributions............................................ 134

 Fund Account Information............................................... 135

 Financial Highlights................................................... 136

Appendix A..............................................................159

Additional Information..................................................163

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.


The Core Foundation Funds are Principal Investors Funds which have been selected to meet certain criteria. First, the Manager focuses on selecting funds to provide diversification across asset classes and investment styles. Specific Funds are then identified using a proprietary scoring methodology. The Core Foundation Funds are presented in the first section of this prospectus. The second section of the prospectus contains the Additional Foundation Funds which are other Principal Investors Funds that, depending on the Manager's due diligence process, may be included in the Core Foundation Funds in the future. The third section of funds contains the Principal LifeTime Funds - funds which allocate assets among Principal Investors Funds - each with a target retirement date.


Shares of the Funds are available to an employer's sponsored plan(s) (the "plan"). The Advisors Preferred Class is offered through this Prospectus. THE FUNDS OFFER THREE OTHER SHARE CLASSES TO PLANS - EACH WITH VARYING TOTAL FUND OPERATING EXPENSES. FOR INFORMATION ABOUT OTHER SHARE CLASSES, PLEASE ASK YOUR REGISTERED REPRESENTATIVE.

  * Principal Management Corporation and Principal Life are members of the Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CORE FOUNDATION FUNDS

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001    -24.76


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.67%
                                 LOWEST  Q1 '01  -17.14%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -24.76%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -24.76          N/A           N/A            -20.73
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.90%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.47%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $150  $465  $803  $1,757

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -12.52


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.22%
                                 LOWEST  Q3 '01  -14.68%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -12.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -12.52          N/A            N/A           -13.66
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.15%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 ADVISORS PREFERRED CLASS                                                              $74   $230  $401  $894

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. Morgan Stanley studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


Morgan Stanley considers selling a portfolio holding when it determines the holding no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.86


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  12.69%
                                 LOWEST  Q1 '01  -18.23%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -14.86%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -14.86          N/A            N/A           -18.66
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $134  $418  $723  $1,590

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the vlaue of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid,

the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   5.14


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.97%
                                 LOWEST  Q3 '01  -7.29%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 5.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................       5.14          N/A            N/A            9.57
 Russell 1000 Value
 Index ................     -5.59        11.14          14.15
 Morningstar Large
 Value Category.......      -5.37         8.84          11.88
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.80%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.37%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $139  $434  $750  $1,646

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.33


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  27.04%
                                 LOWEST  Q3 '01  -26.69%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -14.33%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -14.33          N/A            N/A           -10.19
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.10%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.67%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS PREFERRED CLASS                                                             $170  $526  $907  $1,976

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 23.87%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................       N/A          N/A            N/A           14.92
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   5.83


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  20.36%
                                 LOWEST  Q3 '01  -17.05%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 5.83%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      5.83           N/A            N/A           12.25
 S&P SmallCap 600 Index     6.54         10.66          13.61
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.15%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 ADVISORS PREFERRED CLASS                                                              $74   $230  $401  $894

CORE FOUNDATION FUNDS MANAGEMENT

The Sub-Advisors and Portfolio Managers (the people who are responsible for the day-to day fund management) for the Core Foundation Funds are shown below. More detailed information is found in the Management, Organization and Capital Structure section of this prospectus.


INTERNATIONAL FUND I
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Manager is:
.. KURTIS D. SPIELER, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987.

LARGECAP S&P 500 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

PARTNERS LARGECAP GROWTH FUND I
The Sub-Advisor is MORGAN STANLEY INVESTMENT MANAGEMENT INC. doing business as MORGAN STANLEY ASSET MANAGEMENT ("Morgan Stanley") that includes a broad range of portfolio management services to customers in the U.S. and abroad.

The day-to-day investment management is performed by the LargeCap Growth Team. Current members of the team include WILLIAM S. AUSLANDER, Managing Director, JEFFREY ALVINO, Executive Director AND PETER DANNENBAUM, Executive Director.

PARTNERS LARGECAP VALUE FUND
The Sub-Advisor is ALLIANCE CAPITAL MANAGEMENT L.P. THROUGH ITS BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT UNIT ("Bernstein").

The Portfolio Managers are:
.. MARILYN G. FEDAK, CFA. Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors in 1993.
.. STEVEN PISARKIEWICZ. Mr. Pisarkiewicz, Chief Investment Officer, Structured
  Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989.

PARTNERS SMALLCAP GROWTH FUND I
The Sub-Advisor is NEUBERGER BERMAN MANAGEMENT INC. ("Neuberger Berman") an affiliate of Neuberger Berman LLC.

The Portfolio Managers are:
.. MICHAEL F. MALOUF. Mr. Malouf is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998.
.. JENNIFER K. SILVER. Ms. Silver is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997.

PARTNERS SMALLCAP VALUE FUND
The Sub-Advisor is ARK ASSET MANAGEMENT CO. ("Ark") which is an independent employee owned investment management firm.

The Portfolio Managers are:
.. COLEMAN M. BRANDT. Mr. Brandt is Vice Chairman of Ark Asset. He joined Ark
  Asset in 1989.
.. WILLIAM G. CHARCALIS. Mr. Charcalis is Managing Director of Ark Asset. Mr.
  Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.

SMALLCAP S&P 600 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
INTERNATIONAL FUND I
ADVISORS PREFERRED/
//(1)/                  -24.76  -24.76    N/A    N/A    N/A  -20.73        -24.76
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED/ (1)/         -12.52  -12.52    N/A    N/A    N/A  -13.66        -12.52
Invista S&P 500 Index
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -14.86  -14.86    N/A    N/A    N/A  -18.66        -14.86
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED/ (1)/           5.14    5.14    N/A    N/A    N/A    9.57          5.14
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/         -14.33  -14.33    N/A    N/A    N/A  -10.19        -14.33
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
VALUE FUND ADVISORS
PREFERRED/ (2)/            N/A     N/A    N/A    N/A    N/A   14.92
Ark Asset Small Cap
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

SMALLCAP S&P 600 INDEX
FUND ADVISORS
PREFERRED/ (1)/           5.83    5.83    N/A    N/A    N/A   12.25          5.83
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993     1992
                        ------------------------------------------------------------------
INTERNATIONAL FUND I
ADVISORS PREFERRED/
//(1)/
Invista International    -7.57   25.78  10.47  12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96  20.00   1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49  13.00   5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP S&P 500 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista S&P 500 Index    -9.44   20.62  28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95  27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
Morgan Stanley Equity   -11.00   39.42  21.11  31.40  31.23  45.03   3.18   4.32     5.99
Growth Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large      -14.09   39.72  33.58  25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

PARTNERS LARGECAP
VALUE FUND ADVISORS
PREFERRED/ (1)/
Bernstein Diversified    13.80
Value Composite
 Russell 1000 Value       7.02    7.35  15.63  35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47    6.63  13.10  27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
PREFERRED/ (1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36     7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70    11.99
 Growth Category

PARTNERS SMALLCAP
VALUE FUND ADVISORS
PREFERRED/ (2)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84    29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72    20.29
 Value Category

SMALLCAP S&P 600 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40  -1.31  25.58  21.32  29.97  -4.77  18.78    21.04
 Index
 Morningstar Small       12.84   18.18  -3.64  26.12  19.66  25.51  -0.97  16.65    14.39
 Blend Category

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ------------------------------------------------------------------




 ADDITIONAL FOUNDATION FUNDS

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -5.45


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  5.70%
                                 LOWEST  Q1 '01  -7.14%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -5.45%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS ................     -5.45          N/A            N/A           -5.52
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees                      0.50%
 12b-1 Fees                           0.25
 Other Expenses*                      0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.07%
  *Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $109  $340  $590  $1,306

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.94


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.07%
                                 LOWEST  Q4 '01  -0.60%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 6.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      6.94           N/A           N/A             7.73
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.55%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.12%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $114  $356  $617  $1,363

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;

.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 3.11%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................      N/A           N/A           N/A             2.17
 Lehman Brothers Mutual
 Fund U.S. Government
 1-3 Year Index .......     8.53          6.64          6.03
 Morningstar Short-Term
 Bond Category.........     7.32          5.99          5.89
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS
                                              PREFERRED
 Management Fees......................          0.52%
 12b-1 Fees...........................          0.25
 Wrapper Agreement Premiums...........          0.12
 Other Expenses* .....................          0.32
                                                ----
         TOTAL FUND OPERATING EXPENSES          1.21%
 Wrapper Expense Reimbursement** .....          0.04
                                                ----
                          NET EXPENSES          1.17%
 * Other Expenses:
   Service Fee                                  0.17%
   Administrative Service Fee                   0.15
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 1.17%. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $119  $372  $644  $1,420

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -23.30


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.92%
                                 LOWEST  Q1 '01  -16.62%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -23.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -23.30          N/A           N/A            -18.69
 MSCI Europe (15)
 Index-ND .............    -19.90         6.24          9.64
 Morningstar Europe
 Stock Category.......     -21.43         5.30          8.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.


The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.55


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.05%
                                 LOWEST  Q4 '01  -0.30%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 6.55%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      6.55           N/A           N/A             7.07
 Lehman Brothers
 Mortgage Backed
 Securities Index.....      8.22          7.49          7.10
 Morningstar
 Intermediate
 Government Category..      6.84          6.33          6.21
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $99   $309  $536  $1,190

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.80


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.46%
                                 LOWEST  Q4 '01  -0.65%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 6.80%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      6.80           N/A           N/A             7.61
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $99   $309  $536  $1,190

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO


 2001   5.53

                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.65%
                                 LOWEST  Q4 '01  -0.58%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 5.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................     5.53           N/A           N/A             6.83
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index............     7.26          8.05          8.42
 Morningstar Long-Term
 Bond Category.........     7.51          6.09          7.08
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $99   $309  $536  $1,190

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.71


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  3.72%
                                 LOWEST  Q4 '01  -1.06%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 6.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      6.71           N/A           N/A             7.34
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     9.03          6.92          6.49
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $99   $309  $536  $1,190

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.98


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  26.58%
                                 LOWEST  Q3 '01  -23.84%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -3.98%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................     -3.98          N/A           N/A            -4.71
 MSCI Emerging Markets
 Free Index-ID.........     -4.91        -7.80          0.95
 Morningstar
 Diversified Emerging
 Markets Category......     -3.73        -4.79          0.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    1.35%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.92%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3       5      10
 ADVISORS PREFERRED CLASS                                                             $195  $603  $1,037  $2,243

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT Funds Management ("BT"), selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -21.51


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.74%
                                 LOWEST  Q1 '01  -14.91%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -21.51%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -21.51          N/A           N/A            -20.58
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category........    -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -22.10


                          The Fund's highest/lowest quarterly returns during this time period were:
                           HIGHESTQ4 '0113.66%
                           LOWEST Q3 '01-21.02%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -22.10%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -22.10          N/A           N/A            -19.84
 MSCI EAFE Small Cap
 Index ................    -12.51          N/A           N/A
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.20%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.77%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3     5      10
 ADVISORS PREFERRED CLASS                                                             $180  $557  $959  $2,084

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -17.20


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.41%
                                 LOWEST  Q3 '01  -14.04%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -17.20%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE O FUND*
 ADVISORS PREFERRED
 CLASS.................    -17.20          N/A            N/A          -17.69
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category........    -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                     PREFERRED
                                       CLASS
 Management Fees...................    0.45%
 12b-1 Fees........................    0.25
 Other Expenses*...................    0.32
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.02%
 * Other Expenses:
    Service Fee                        0.17%
    Administrative Service Fee         0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $104  $325  $563  $1,248

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -24.65


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.65%
                                 LOWEST  Q1 '01  -23.34%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -24.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -24.65          N/A            N/A          -28.06
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.55%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.12%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $114  $356  $617  $1,363

LARGECAP VALUE FUND
The Fund seeks.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals such as management capabilities and trends in product development, sales and earnings .. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.73


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  6.61%
                                 LOWEST  Q3 '01  -11.51%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -7.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 ADVISORS PREFERRED CLASS..........          -7.73                   N/A                    N/A                     -4.51
 Russell 1000 Value Index/(1)/ ....          -5.59                 11.14                  14.15
 S&P 500/Barra Value Index ........         -11.71                  9.49                  13.09
 Morningstar Large Value Category .          -5.37                  8.84                  11.88
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    0.45%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.02%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5     10
 ADVISORS PREFERRED CLASS                                                              104   325   563   1,248

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.76


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  9.41%
                                 LOWEST  Q3 '01  -10.77%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -3.76%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 ADVISORS PREFERRED CLASS.........          -3.76                    N/A                    N/A                     0.37
 Russell Midcap Index/(1)..........         -5.63                  11.39                  13.57
 S&P MidCap 400 Index .............         -0.60                  16.11                  15.01
 Morningstar Mid-Cap Blend Category         -4.96                   9.62                  12.26
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.65%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $124  $387  $670  $1,477

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -25.29


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  35.51%
                                 LOWEST  Q3 '01  -36.54%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -25.29%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -25.29          N/A            N/A           -26.49
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category.......    -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $124  $387  $670  $1,477

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -1.45


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  17.62%
                                 LOWEST  Q3 '01  -16.60%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -1.45%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      -1.45          N/A            N/A            1.68
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category.......      -4.96         9.62          12.26
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.15%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.72%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 ADVISORS PREFERRED CLASS                                                              $74   $230  $401  $894

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   2.90


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  11.12%
                                 LOWEST  Q3 '01  -10.98%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 2.90%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 ADVISORS PREFERRED CLASS..........          2.90                    N/A                    N/A                     7.98
 Russell Midcap Value Index/(1)/ ..          2.34                  11.46                  14.41
 S&P MidCap 400/Barra Value Index .          7.14                  14.53                  15.22
 Morningstar Mid-Cap Value Category          6.40                  11.68                  13.81
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.22%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $124  $387  $670  $1,477

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   3.44



                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 3.44%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      3.44          N/A            N/A             3.61
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.40%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    0.97%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $99   $309  $536  $1,190

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -26.76


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  0.83%
                                 LOWEST  Q3 '01  -20.05%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -26.76%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -26.76          N/A            N/A           -32.32
 MSCI Pacific Free
 Index-ND .............    -25.40        -7.80          -2.43
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category .............    -20.06        -7.89           1.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.57


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.32%
                                 LOWEST  Q3 '01  -11.02%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -7.57%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      -7.57          N/A            N/A           -5.43
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $134  $418  $723  $1,590

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -18.20


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.43%
                                 LOWEST  Q1 '01  -19.62%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -18.20%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     -18.20          N/A            N/A           -21.69
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees ......................    0.25
 Other Expenses* .................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
  *Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.37%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................        N/A          N/A            N/A           -1.70
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category.......      -4.96         9.62          12.26
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -27.85


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  25.04%
                                 LOWEST  Q3 '01  -31.48%


The year-to-date return as of December 31, 2001 for the Advisors Advisors
Preferred Class is -27.85%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -27.85          N/A            N/A           -29.41
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category.......    -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -2.43


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.00%
                                 LOWEST  Q3 '01  -10.55%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -2.43%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      -2.43          N/A            N/A            3.61
 Russell Midcap Value
 Index ................      2.34        11.46          14.41
 Morningstar Mid-Cap
 Value Category.......       6.40        11.68          13.81
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     1.00%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fundmay invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -20.77


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  29.60%
                                 LOWEST  Q3 '01  -31.20%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -20.77%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -20.77          N/A            N/A           -28.78
 S&P SmallCap 600/Barra
 Growth Index..........     -1.19         7.04            N/A
 Morningstar Small
 Growth Category.......     -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.68


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  9.86%
                                 LOWEST  Q1 '01  -4.05%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 7.68%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................       7.68          N/A           N/A            10.63
 Morgan Stanley REIT
 Index ................     12.83         6.11           N/A
 Morningstar Specialty
 - Real Estate Category      8.93         6.19          9.99
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.85%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.42%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $145  $449  $776  $1,702

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.97


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  18.16%
                                 LOWEST  Q3 '01  -12.16%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 6.97%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................      6.97           N/A            N/A           12.43
 Russell 2000 Index ...     2.49          7.52          11.51
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $134  $418  $723  $1,590

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   0.92


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  33.61%
                                 LOWEST  Q3 '01  -33.20%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 0.92%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................      0.92          N/A            N/A           -3.09
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $134  $418  $723  $1,590

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   9.52


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.61%
                                 LOWEST  Q3 '01  -12.26%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is 9.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................      9.52          N/A            N/A           15.56
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees.................     0.75%
 12b-1 Fees......................     0.25
 Other Expenses*.................     0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.32%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $134  $418  $723  $1,590

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT Funds Management ("BT"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -30.60


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  21.27%
                                 LOWEST  Q3 '01  -26.78%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is -30.60%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................    -30.60          N/A            N/A           -37.27
 MSCI Global Tech. and
 Telecommunications
 Index.................    -28.28          N/A            N/A
 Morningstar Specialty
 - Technology Category     -38.21         9.41          18.04
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES    1.57%
 * Other Expenses:
    Service Fee                       0.17%
    Administrative Service Fee        0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND ADVISORS
PREFERRED/ //(1)/        -5.45   -5.45    N/A    N/A    N/A   -5.52         -5.45
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

BOND & MORTGAGE
SECURITIES FUND
 ADVISORS PREFERRED/
 (1)/                     6.94    6.94    N/A    N/A    N/A    7.73          6.94
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/            N/A     N/A    N/A    N/A    N/A    2.17
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                    8.53    8.53   6.53   6.64   6.03                  8.53
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

EUROPEAN FUND ADVISORS
PREFERRED/ (1)/         -23.30  -23.30    N/A    N/A    N/A  -18.69        -23.30
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED/ (1)/           6.55    6.55    N/A    N/A    N/A    7.07          6.55
Principal Capital - II
Mortgage Backed
Securities Composite      7.51    7.51   6.17   7.21   6.81                  7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index         8.22    8.22   7.01   7.49   7.10                  8.22
 Morningstar
 Intermediate
 Government Category      6.84    6.84   5.33   6.33   6.21                  6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED/
 (1)/                     6.80    6.80    N/A    N/A    N/A    7.61          6.80
Principal Capital - II
Multi Sector High
Quality Fixed Income
Composite                 8.32    8.32   6.03   7.13    N/A                  8.32
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS PREFERRED/
 (1)/                     5.53    5.53    N/A    N/A    N/A    6.83          5.53
Principal Capital - II
Long Term Fixed Income
Composite                 8.05    8.05   3.36    N/A    N/A                  8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index               7.26    7.26   4.79   8.05   8.42                  7.26
 Morningstar Long-Term
 Bond Category            7.51    7.51   4.53   6.09   7.08                  7.51

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND ADVISORS
PREFERRED/ //(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

BOND & MORTGAGE
SECURITIES FUND
 ADVISORS PREFERRED/
 (1)/
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND ADVISORS
PREFERRED/ (2)/
 Lehman Brothers          8.17   2.97   6.97   6.65   5.08  10.84   0.52   5.39    6.25
 Mutual Fund U.S.
 Government 1-3 Year
 Index
 Morningstar              8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86    6.15
 Short-Term Bond
 Category

EUROPEAN FUND ADVISORS
PREFERRED/ (1)/
BT European Composite   -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28   -4.71
 Index-ND
 Morningstar Europe      -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15   -6.82
 Stock Category

GOVERNMENT SECURITIES
FUND ADVISORS
PREFERRED/ (1)/
Principal Capital - II   11.08   0.22   7.62   9.97   3.90  19.10  -4.41   9.21    6.13
Mortgage Backed
Securities Composite
 Lehman Brothers         11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84    6.96
 Mortgage Backed
 Securities Index
 Morningstar             10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03    6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS PREFERRED/
 (1)/
Principal Capital - II   10.71  -0.57   8.28   9.32
Multi Sector High
Quality Fixed Income
Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS PREFERRED/
 (1)/
Principal Capital - II   10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long    16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17    8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term    9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34    7.98
 Bond Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01





PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED/
 //(1)/                   6.71    6.71    N/A    N/A    N/A    7.34          6.71
Principal Capital - II
Limited Term Fixed
Income Composite          7.19    7.19   5.62   6.05    N/A                  7.19
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index      9.03    9.03   6.62   6.92   6.49                  9.03
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED/
 (1)/                    -3.98   -3.98    N/A    N/A    N/A   -4.71         -3.98
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND II
ADVISORS PREFERRED/
(1)/                    -21.51  -21.51    N/A    N/A    N/A  -20.58        -21.51
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED/ (1)/         -22.10  -22.10    N/A    N/A    N/A  -19.84        -22.10
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP BLEND FUND
ADVISORS PREFERRED/
(1)/                    -17.20  -17.20    N/A    N/A    N/A  -17.69        -17.20
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
ADVISORS PREFERRED/
(1)/                    -24.65  -24.65    N/A    N/A    N/A  -28.06        -24.65
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

LARGECAP VALUE FUND
ADVISORS PREFERRED/
(1)/                     -7.73   -7.73    N/A    N/A    N/A   -4.51         -7.73
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS PREFERRED/
 //(1)/
Principal Capital - II    8.81   1.05    6.79    6.64   4.88
Limited Term Fixed
Income Composite
 Lehman Brothers          8.91   2.09    7.63    7.13   4.67  12.88  -0.72   7.10     6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar              8.14   2.12    6.28    6.51   4.35  11.48  -0.86   6.86     6.15
 Short-Term Bond
 Category

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS PREFERRED/
 (1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND II
ADVISORS PREFERRED/
(1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND ADVISORS
PREFERRED/ (1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP BLEND FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap       -12.12   9.57   24.70   29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04   28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97  19.72   21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

LARGECAP GROWTH FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49  23.12  37.19   2.66   2.90     5.00
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

LARGECAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Large Cap         3.88  -7.12   18.04   28.94  22.18
Value Composite
 Russell 1000 Value       7.02   7.35   15.63   35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47   6.63   13.10   27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------



PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
ADVISORS PREFERRED/
//(1)/                   -3.76   -3.76    N/A    N/A    N/A    0.37         -3.76
Invista Mid Cap Blend                                                  -
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
ADVISORS PREFERRED/
(1)/                    -25.29  -25.29    N/A    N/A    N/A  -26.49        -25.29
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED/ (1)/          -1.45   -1.45    N/A    N/A    N/A    1.68         -1.45
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP VALUE FUND
ADVISORS PREFERRED/
(1)/                      2.90    2.90    N/A    N/A    N/A    7.98          2.90
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

MONEY MARKET FUND
ADVISORS PREFERRED/
(1)/                      3.44    3.44    N/A    N/A    N/A    3.61          3.44
Principal Capital - II
Money Market Composite    4.33    4.33   5.07   5.09   4.55                  4.33

PACIFIC BASIN FUND
ADVISORS PREFERRED/
(1)/                    -26.76  -26.76    N/A    N/A    N/A  -32.32        -26.76
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED/ (1)/          -7.57   -7.57    N/A    N/A    N/A   -5.43         -7.57
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
ADVISORS PREFERRED/
//(1)/
Invista Mid Cap Blend    13.49   12.37   4.72   24.95  18.66  33.39   5.46  -0.26     9.01
Composite
 Russell Midcap Index     8.25   18.23  10.10   29.01  19.00  34.46  -2.09  14.30    16.34
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP GROWTH FUND
ADVISORS PREFERRED/
(1)/
Invista Mid Cap Growth   -4.81   69.96   2.48   26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29  17.86   22.54  17.48  33.98  -2.16  11.19     8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90  17.51   17.05  16.99  34.79  -1.03  15.64     9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND ADVISORS
PREFERRED/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.20  30.95  -3.58  13.95    11.91
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Mid Cap Value     6.32   -7.36   3.25   35.49  16.03  41.18   0.98  11.43     7.57
Composite
 Russell Midcap Value    19.18   -0.11   5.09   34.37  20.26  34.93  -2.13  15.62    21.68
 Index
 Morningstar Mid-Cap     16.82    7.78   3.92   26.04  20.50  29.27  -1.11  17.11    13.54
 Value Category

MONEY MARKET FUND
ADVISORS PREFERRED/
(1)/
Principal Capital - II    6.21    4.71   5.13    5.10   4.95   5.53   3.69   2.59     3.40
Money Market Composite

PACIFIC BASIN FUND
ADVISORS PREFERRED/
(1)/
BT Pacific Basin        -31.01  132.40   7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65   2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50  -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

PARTNERS LARGECAP
BLEND FUND ADVISORS
PREFERRED/ (1)/
Federated Core Equity    -3.31   44.20  20.71   31.30  18.98
Composite
 S&P 500 Index           -9.11   21.04  28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------




PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/                  -18.20  -18.20    N/A    N/A    N/A  -21.69        -18.20
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS MIDCAP BLEND
FUND ADVISORS
PREFERRED /(2)/            N/A     N/A    N/A    N/A    N/A   -1.70
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED /(1)/         -27.85  -27.85    N/A    N/A    N/A  -29.41        -27.85
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED /(1)/          -2.43   -2.43    N/A    N/A    N/A    3.61         -2.43
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/                  -20.77  -20.77    N/A    N/A    N/A  -28.78        -20.77
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

REAL ESTATE FUND
ADVISORS PREFERRED
/(1)/                     7.68    7.68    N/A    N/A    N/A   10.63          7.68
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

SMALLCAP BLEND FUND
ADVISORS PREFERRED
/(1)/                     6.97    6.97    N/A    N/A    N/A   12.43          6.97
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/
American Century Large  -14.71   34.68   36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42   33.16   38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09   39.72   33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS MIDCAP BLEND
FUND ADVISORS
PREFERRED /(2)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND ADVISORS
PREFERRED /(1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND ADVISORS
PREFERRED /(1)/
Neuberger Berman         29.70    8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value    19.18   -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap     16.82    7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS PREFERRED
 /(1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

REAL ESTATE FUND
ADVISORS PREFERRED
/(1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

SMALLCAP BLEND FUND
ADVISORS PREFERRED
/(1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP GROWTH FUND
ADVISORS PREFERRED/
//(1)/                    0.92    0.92    N/A    N/A    N/A   -3.09          0.92
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP VALUE FUND
ADVISORS PREFERRED/
(1)/                      9.52    9.52    N/A    N/A    N/A   15.56          9.52
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND
ADVISORS PREFERRED/
(1)/                    -30.60  -30.60    N/A    N/A    N/A  -37.27        -30.60
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
SMALLCAP GROWTH FUND
ADVISORS PREFERRED/
//(1)/
Invista Small Company   -33.86   66.37  -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP VALUE FUND
ADVISORS PREFERRED/
(1)/
Invista Small Cap        12.05   -8.92  -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND
ADVISORS PREFERRED/
(1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

/(1) /Fund's inception
12/06/00



 PRINCIPAL LIFETIME FUNDS

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              25.1%    Partners LargeCap           4.4%
      Securities                            Growth I
      Government Securities        16.7     Partners LargeCap Value     7.8
      High-Quality Short-Term      13.9     Partners SmallCap           2.2
      Bond                                  Growth I
      International I               8.9     SmallCap Growth             2.2
      LargeCap Growth               6.5     SmallCap Value              4.5
      LargeCap Value                7.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.58%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.66%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A            0.41
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees........................           0.2500
 Other Expenses**..................           0.3200
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.6925    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.17 %
   Administrative Service Fee                       0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    26.9%    Partners LargeCap          6.6%
                                             Growth I
      Government Securities         17.9     Partners LargeCap          8.9
                                             Value
      International Emerging         2.2     Partners SmallCap          2.7
      Markets                                Growth I
      International I                8.8     SmallCap Growth            2.8
      LargeCap Growth                7.6     SmallCap Value             5.6
      LargeCap Value                10.0



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.94%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A            0.31
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                               PREFERRED
                                                 CLASS
 Management Fees*..................           0.1225    %
 12b-1 Fees........................           0.2500
 Other Expenses**..................           0.3200
                                              ------
          TOTAL FUND OPERATING EXPENSES       0.6925    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.17 %
   Administrative Service Fee                       0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              20.3%    Partners LargeCap           7.6%
      Securities                            Growth I
      Government Securities        13.5     Partners LargeCap          12.2
                                            Value
      International Emerging        2.2     Partners SmallCap           3.3
      Markets                               Growth I
      International I              11.0     SmallCap Growth             3.4
      LargeCap Growth               8.7     SmallCap Value              6.7
      LargeCap Value               11.1



Based on this allocation, the weighted average management fee of the underlying funds is 0.66%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.07%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A           -0.73
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                ADVISORS
                                               PREFERRED
                                                 CLASS
 Management Fees*..................               0.1225    %
 12b-1 Fees........................               0.2500
 Other Expenses**..................               0.3200
                                                  ------
        TOTAL FUND OPERATING EXPENSES             0.6925    %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                          0.17 %
   Administrative Service Fee                           0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.7%    LargeCap Value             13.3%
      Securities
      Government Securities         9.1     Partners LargeCap           9.8
                                            Growth I
      International Emerging        2.0     Partners LargeCap          13.3
      Markets                               Value
      International I              11.0     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        2.0     SmallCap Growth             3.9
      LargeCap Growth               9.7     SmallCap Value              7.9

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 2.17%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A           1.14
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS
                                              PREFERRED
                                                CLASS
 Management Fees*..................               0.1225
 12b-1 Fees........................               0.2500
 Other Expenses**..................               0.3200
                                                  ------
        TOTAL FUND OPERATING EXPENSES             0.6925%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.17 %
   Administrative Service Fee                       0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage               7.1%    LargeCap Value             15.5%
      Securities
      Government Securities         4.7     Partners LargeCap          10.9
                                            Growth I
      International Emerging        3.3     Partners LargeCap          15.5
      Markets                               Value
      International I              11.0     Partners SmallCap           4.4
                                            Growth I
      International SmallCap        3.3     SmallCap Growth             4.5
      LargeCap Growth              10.8     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.24%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A           -1.47
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Large
 Blend Category.......     -13.68          8.87         11.31
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS
                                              PREFERRED
                                                CLASS
 Management Fees*..................         0.1225      %
 12b-1 Fees........................               0.2500
 Other Expenses**..................               0.3200
                                                  ------
        TOTAL FUND OPERATING EXPENSES       0.6925      %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.17 %
   Administrative Service Fee                       0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              20.1%    Money Market                9.4%
      Securities
      Government Securities        13.4     Partners LargeCap           4.4
                                            Growth I
      High-Quality Short-Term      23.9     Partners LargeCap Value     5.5
      Bond
      International I               6.7     Partners SmallCap           1.6
                                            Growth I
      LargeCap Growth               4.3     SmallCap Growth             1.7
      LargeCap Value                5.6     SmallCap Value              3.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.54%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.49%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS................     N/A           N/A              N/A            1.31
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                              ADVISORS
                                             PREFERRED
                                               CLASS
 Management Fees*..................        0.1225%
 12b-1 Fees........................               0.2500
 Other Expenses**..................               0.3200
                                                  ------
       TOTAL FUND OPERATING EXPENSES       0.6925       %
 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                      0.17 %
   Administrative Service Fee                       0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 ADVISORS PREFERRED CLASS                                          $71   $221  $386  $862

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
ADVISORS PREFERRED/
//(1)/                     N/A     N/A    N/A    N/A    N/A    0.41
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A    0.31
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A   -0.73
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A    1.14
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/                       N/A     N/A    N/A    N/A    N/A   -1.47
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/            N/A     N/A    N/A    N/A    N/A    1.31
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

/(1)/ Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
ADVISORS PREFERRED/
//(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
ADVISORS PREFERRED/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND ADVISORS
PREFERRED /(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

/(1)/ Fund's inception
03/01/01

                        --------------------------------------------------------------




 THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Advisors Preferred and Advisors Select Classes of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Preferred class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yield than comparable fixed-income securities. In addition, at the time a convertible securities is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market

Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital
Preservation as it been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select and Advisors Preferred classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's

Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from

1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             Dirk Laschanzky
                                                Douglas R. Ramsey
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International SmallCap               Brian W. Pattinson
           LargeCap Blend                       Scott D. Opsal
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           MidCap Blend                         K. William Nolin
           MidCap Growth                        John F. McClain
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser.

Day-to-day portfolio managment of the Partners LargeCap Growth I Fund and the Partners MidCap Blend Fund is performed by investment management teams at Morgan Stanley Asset Management.
.. Partners LargeCap Growth I Fund - LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director; Jerffrey Alvino, Executive Director; and Peter Dannenbaun, Executive Director.
.. Partners MidCap Blend Fund - MidCap Value Team. Current members of the team include: William B. Gerlach, Managing Director; Charles Purcell, Vice President; Matthew Todorow, Vice President; and Bradley S. Daniels, Executive Director.


WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley and Morgan Stanley & Co, Incorporated. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.



BRADLEY S. DANIELS . In 1985, Mr. Daniels joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996, and is a Principal of the firm. Mr. Daniels is a portfolio manager for the Mid and Small Cap Value strategies. Prior to joining the firm, he served as a programmer/equity research analyst in the Equity Research Department of Kidder, Peabody & Co., Incorporated. He received a BA in Mathematics from the University of Pennsylvania, an MBA from The Wharton School of the University of Pennsylvania, and has earned the right to use the Chartered Financial Analyst designation. He is also a member of the Financial Analysts of Philadelphia.



WILLIAM B. GERLACH, CFA . Managing Director. In 1991, Mr. Gerlach joined Miller Anderson & Sherrerd, LLP, which was acquired by MSDW Investment Management in 1996. Mr. Gerlach is a Managing Director of the firm. Prior to joining the firm, he served as Programmer/Applications Software Development at Alphametrics Corporation. Past positions include Data Analyst and Inflation Economist at Wharton Econometric Forecasting Associates. He received a BA from Haverford College. He is a member of the Financial Analysts of Philadelphia and a Chartered Financial Analyst.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management having joined the firm in 1994. He has been the Portfolio Manager for BT Fund Managment's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT Funds Management, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Management and serves as its head of U.S. Equities. He joined BT Fund Management's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by the firm.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of
         December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson




WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal Capital - II with responsibility for mortgage-backed securities. Prior to joining Principal Capital - II in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Senior Portfolio Manager. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

       Balanced                        0.50%     MidCap Blend            0.65%
       Bond & Mortgage Securities      0.55%     MidCap Growth           0.65%
       Capital Preservation            0.52%     MidCap S&P 400 Index    0.15%
       European                        1.00%     MidCap Value            0.65%
       Government Securities           0.40%     Money Market            0.40%
       High Quality
       Intermediate-Term Bond          0.40%     Pacific Basin           1.00%
                                                 Partners LargeCap
       High Quality Long-Term Bond     0.40%     Blend                   0.75%
       High Quality Short-Term                   Partners LargeCap
       Bond                            0.40%     Growth I                0.75%
       International Emerging                    Partners LargeCap
       Markets                         1.35%     Growth II               1.00%
                                                 Partners LargeCap
       International I                 0.90%     Value                   0.80%
       International II                1.00%     Partners MidCap Blend   1.00%
                                                 Partners MidCap
       International SmallCap          1.20%     Growth                  1.00%
       LargeCap Blend                  0.45%     Partners MidCap Value   1.00%
                                                 Partners SmallCap
       LargeCap Growth                 0.55%     Growth I                1.10%
                                                 Partners SmallCap
       LargeCap S&P 500 Index          0.15%     Growth II               1.00%
                                                 Partners SmallCap
       LargeCap Value                  0.45%     Value                   1.00%
       LifeTime 2010                 0.1225%     Real Estate             0.85%
       LifeTime 2020                 0.1225%     SmallCap Blend          0.75%
       LifeTime 2030                 0.1225%     SmallCap Growth         0.75%
                                                 SmallCap S&P 600
       LifeTime 2040                 0.1225%     Index                   0.15%
       LifeTime 2050                 0.1225%     SmallCap Value          0.75%
       Lifetime Strategic Income     0.1225%     Technology              1.00%

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.

  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS



The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

           FINANCIAL HIGHLIGHTS WILL BE INCLUDED IN THE 485b FILING.


APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY consists of diversified Pacific/Asia stock funds which have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR EUROPE STOCK CATEGORY consists of Europe-stock funds that invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.

MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY consists of specialty technology funds which buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated March 1, 2002 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share..


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.



                                  SELECT CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


               The date of this Prospectus is __________________.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Description........................................................

 Core Foundation Funds
  International I Fund..................................................

  LargeCap S&P 500 Index Fund...........................................

  Partners LargeCap Growth Fund I.......................................

  Partners LargeCap Value Fund..........................................

  Partners SmallCap Growth Fund I.......................................

  Partners SmallCap Value Fund..........................................

  SmallCap S&P 600 Index Fund...........................................

  Core Foundation Funds Management......................................

  Performance Results - Core Foundation Funds...........................


 Additional Foundation Funds
  Balanced Fund.........................................................

  Bond & Mortgage Securities Fund.......................................

  Capital Preservation Fund.............................................

  European Fund.........................................................

  Government Securities Fund............................................

  High Quality Intermediate-Term Bond Fund..............................

  High Quality Long-Term Bond Fund......................................

  High Quality Short-Term Bond Fund.....................................

  International Emerging Markets Fund...................................

  International Fund II.................................................

  International SmallCap Fund...........................................

  LargeCap Blend Fund...................................................

  LargeCap Growth Fund..................................................

  LargeCap Value Fund...................................................

  MidCap Blend Fund.....................................................

  MidCap Growth Fund....................................................

  MidCap S&P 400 Index Fund.............................................

  MidCap Value Fund.....................................................

  Money Market Fund.....................................................

  Pacific Basin Fund....................................................

  Partners LargeCap Blend Fund..........................................

  Partners LargeCap Growth Fund II......................................

  Partners MidCap Blend Fund............................................

  Partners MidCap Growth Fund...........................................

  Partners SmallCap Value Fund..........................................

  Partners SmallCap Growth Fund II......................................

  Real Estate Fund......................................................

  SmallCap Blend Fund...................................................

  SmallCap Growth Fund..................................................

  SmallCap Value Fund...................................................

  Technology Fund.......................................................

  Performance Results - Additional Foundation Funds


 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................

  Principal LifeTime 2020 Fund..........................................

  Principal LifeTime 2030 Fund..........................................

  Principal LifeTime 2040 Fund..........................................

  Principal LifeTime 2050 Fund..........................................

  Principal LifeTime Strategic Income Fund..............................

  Performance Results - Principal LifeTime Funds


General Information

 The Costs of Investing.................................................

 Certain Investment Strategies and Related Risks........................

 Management, Organization and Capital Structure.........................

 Pricing of Fund Shares.................................................

 Purchase of Fund Shares................................................

 Redemption of Fund Shares..............................................

 Exchange of Fund Shares................................................

 Dividends and Distributions............................................

 Fund Account Information...............................................

 Financial Highlights...................................................

Appendix A..............................................................

Additional Information..................................................

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.


The Core Foundation Funds are Principal Investors Funds which have been selected to meet certain criteria. First, the Manager focuses on selecting funds to provide diversification across asset classes and investment styles. Specific Funds are then identified using a proprietary scoring methodology. The Core Foundation Funds are presented in the first section of this prospectus. The second section of the prospectus contains the Additional Foundation Funds which are other Principal Investors Funds that, depending on the Manager's due diligence process, may be included in the Core Foundation Funds in the future. The third section of funds contains the Principal LifeTime Funds - funds which allocate assets among Principal Investors Funds - each with a target retirement date.


Shares of the Funds are available to an employer's sponsored plan(s) (the "plan"). The Select Class is offered through this Prospectus. THE FUNDS OFFER THREE OTHER SHARE CLASSES TO PLANS - EACH WITH VARYING TOTAL FUND OPERATING EXPENSES. FOR INFORMATION ABOUT OTHER SHARE CLASSES, PLEASE ASK YOUR REGISTERED REPRESENTATIVE.

  * Principal Management Corporation and Principal Life are members of the Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CORE FOUNDATION FUNDS

INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -24.70


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.71%
                                 LOWEST  Q1 '01  -17.22%


The year-to-date return as of December 31, 2001 for the Select Class is -24.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -24.70          N/A           N/A            -20.60
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.90%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.28%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $130  $406  $702  $1,545

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -12.27


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.27%
                                 LOWEST  Q3 '01  -14.65%


The year-to-date return as of December 31, 2001 for the Select Class is -12.27%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -12.27          N/A            N/A           -13.42
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.15%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.53%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $54   $170  $296  $665

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. Morgan Stanley studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


Morgan Stanley considers selling a portfolio holding when it determines the holding no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.75


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  12.67%
                                 LOWEST  Q1 '01  -18.12%


The year-to-date return as of December 31, 2001 for the Select Class is -14.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........    -14.75          N/A            N/A           -18.57
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.75%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.13%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $115  $359  $622  $1,375

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.04%
                                 LOWEST  Q3 '01  -7.28%


The year-to-date return as of December 31, 2001 for the Select Class is 5.42%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........       5.42          N/A            N/A            9.83
 Russell 1000 Value
 Index ................     -5.59        11.14          14.15
 Morningstar Large
 Value Category.......      -5.37         8.84          11.88
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.80%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.18%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $120  $375  $649  $1,432

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -14.03


                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ4 '0127.11%
                                 LOWEST  Q3 '01  -26.55%


The year-to-date return as of December 31, 2001 for the Select Class is -14.03%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........    -14.03          N/A            N/A           -9.89
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.10%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.48%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $151  $468  $808  $1,768

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 24.05%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........       N/A          N/A            N/A           15.12
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.03


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  20.46%
                                 LOWEST  Q3 '01  -17.03%


The year-to-date return as of December 31, 2001 for the Select Class is 6.03%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      6.03           N/A            N/A           12.45
 S&P SmallCap 600 Index     6.54         10.66          13.61
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.15%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.53%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $54   $170  $296  $665

CORE FOUNDATION FUNDS MANAGEMENT

The Sub-Advisors and Portfolio Managers (the people who are responsible for the day-to day fund management) for the Core Foundation Funds are shown below. More detailed information is found in the Management, Organization and Capital Structure section of this prospectus.


INTERNATIONAL FUND I
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Manager is:
.. KURTIS D. SPIELER, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987.

LARGECAP S&P 500 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

PARTNERS LARGECAP GROWTH FUND I
The Sub-Advisor is MORGAN STANLEY INVESTMENT MANAGEMENT INC. doing business as MORGAN STANLEY ASSET MANAGEMENT ("Morgan Stanley") that includes a broad range of portfolio management services to customers in the U.S. and abroad.

The day-to-day investment management is performed by the LargeCap Growth Team. Current members of the team include WILLIAM S. AUSLANDER, Managing Director, JEFFREY ALVINO, Executive Director AND PETER DANNENBAUM, Executive Director.

PARTNERS LARGECAP VALUE FUND
The Sub-Advisor is ALLIANCE CAPITAL MANAGEMENT L.P. THROUGH ITS BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT UNIT ("Bernstein").

The Portfolio Managers are:
.. MARILYN G. FEDAK, CFA. Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors in 1993.
.. STEVEN PISARKIEWICZ. Mr. Pisarkiewicz, Chief Investment Officer, Structured
  Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989.

PARTNERS SMALLCAP GROWTH FUND I
The Sub-Advisor is NEUBERGER BERMAN MANAGEMENT INC. ("Neuberger Berman") an affiliate of Neuberger Berman LLC.

The Portfolio Managers are:
.. MICHAEL F. MALOUF. Mr. Malouf is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998.
.. JENNIFER K. SILVER. Ms. Silver is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997.

PARTNERS SMALLCAP VALUE FUND
The Sub-Advisor is ARK ASSET MANAGEMENT CO. ("Ark") which is an independent employee owned investment management firm.

The Portfolio Managers are:
.. COLEMAN M. BRANDT. Mr. Brandt is Vice Chairman of Ark Asset. He joined Ark
  Asset in 1989.
.. WILLIAM G. CHARCALIS. Mr. Charcalis is Managing Director of Ark Asset. Mr.
  Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.

SMALLCAP S&P 600 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.


PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
INTERNATIONAL FUND I
SELECT/ //(1)/          -24.70  -24.70    N/A    N/A    N/A  -20.60        -24.70
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP S&P 500 INDEX
FUND SELECT/ (1)/       -12.27  -12.27    N/A    N/A    N/A  -13.42        -12.27
Invista S&P 500 Index                                                  -
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
GROWTH FUND I SELECT/
(1)/                    -14.75  -14.75    N/A    N/A    N/A  -18.57        -14.75
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
VALUE FUND SELECT/
(1)/                      5.42    5.42    N/A    N/A    N/A    9.83          5.42
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS SMALLCAP
GROWTH FUND I SELECT/
(1)/                    -14.03  -14.03    N/A    N/A    N/A   -9.89        -14.03
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
VALUE FUND SELECT/
(2)/                       N/A     N/A    N/A    N/A    N/A   15.12
Ark Asset Small Cap                                                    -
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

SMALLCAP S&P 600 INDEX
FUND SELECT/ (1)/         6.03    6.03    N/A    N/A    N/A   12.45          6.03
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(1)/ Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993     1992
                        ------------------------------------------------------------------
INTERNATIONAL FUND I
SELECT/ //(1)/
Invista International    -7.57   25.78  10.47  12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96  20.00   1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49  13.00   5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP S&P 500 INDEX
FUND SELECT/ (1)/
Invista S&P 500 Index    -9.44   20.62  28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95  27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND I SELECT/
(1)/
Morgan Stanley Equity   -11.00   39.42  21.11  31.40  31.23  45.03   3.18   4.32     5.99
Growth Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large      -14.09   39.72  33.58  25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

PARTNERS LARGECAP
VALUE FUND SELECT/
(1)/
Bernstein Diversified    13.80
Value Composite
 Russell 1000 Value       7.02    7.35  15.63  35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47    6.63  13.10  27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

PARTNERS SMALLCAP
GROWTH FUND I SELECT/
(1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36     7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70    11.99
 Growth Category

PARTNERS SMALLCAP
VALUE FUND SELECT/
(2)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84    29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72    20.29
 Value Category

SMALLCAP S&P 600 INDEX
FUND SELECT/ (1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40  -1.31  25.58  21.32  29.97  -4.77  18.78    21.04
 Index
 Morningstar Small       12.84   18.18  -3.64  26.12  19.66  25.51  -0.97  16.65    14.39
 Blend Category

 /(1)/ Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ------------------------------------------------------------------




 ADDITIONAL FOUNDATION FUNDS

BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -5.27


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  5.79%
                                 LOWEST  Q1 '01  -7.14%


The year-to-date return as of December 31, 2001 for the Select Class is -5.27%.

 AVERAGE ANNUAL TOTAL RETURNS ($%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........     -5.27          N/A            N/A           -5.35
 S&P 500 Index ........    -11.88        10.70          12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42         7.43           7.23
 Morningstar Domestic
 Hybrid Category.......     -4.01         7.01           8.98
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.50%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.88%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $90   $281  $488  $1,084

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.05


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.12%
                                 LOWEST  Q4 '01  -0.55%


The year-to-date return as of December 31, 2001 for the Select Class is 7.05%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........     7.05           N/A           N/A             7.94
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.55%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.93%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $95   $296  $515  $1,143

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;
.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 3.22%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........      N/A           N/A           N/A             2.23
 Lehman Brothers Mutual
 Fund U.S. Government
 1-3 Year Index .......     8.53          6.64          6.03
 Morningstar Short-Term
 Bond Category.........     7.32          5.99          5.89
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                                SELECT
                                                CLASS
 Management Fees.......................         0.52%
 12b-1 Fees............................         0.10
 Wrapper Agreement Premiums............         0.12
 Other Expenses* ......................         0.28
                                                ----
          TOTAL FUND OPERATING EXPENSES         1.02
 Wrapper Expense Reimbursement** ......         0.04
                                                ----
                           NET EXPENSES         0.98%
 * Other Expenses:
    Service Fee                                 0.15%
    Administrative Service Fee                  0.13
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 0.98%. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $100  $312  $542  $1,201

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -23.13


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.96%
                                 LOWEST  Q1 '01  -16.60%


The year-to-date return as of December 31, 2001 for the Select Class is -23.13%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -23.13          N/A           N/A            -18.46
 MSCI Europe (15)
 Index-ND .............    -19.90         6.24          9.64
 Morningstar Europe
 Stock Category.......     -21.43         5.30          8.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees .......................   0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.

The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.73


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.10%
                                 LOWEST  Q4 '01  -0.26%


The year-to-date return as of December 31, 2001 for the Select Class is 6.73%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS .........     6.73           N/A           N/A             7.24
 Lehman Brothers
 Mortgage Backed
 Securities Index.....      8.22          7.49          7.10
 Morningstar
 Intermediate
 Government Category..      6.84          6.33          6.21
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees ..................   0.40%
 12b-1 Fees .......................   0.10
 Other Expenses* ..................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.78%
  *Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $80   $249  $433  $966

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.98


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.61%
                                 LOWEST  Q4 '01  -0.69%


The year-to-date return as of December 31, 2001 for the Select Class is 6.98%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........     6.98           N/A           N/A             7.79
 Lehman Brothers
 Aggregate Bond Index .     8.42          7.43          7.23
 Morningstar
 Intermediate-Term Bond
 Category .............     7.36          6.29          6.70
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.40%
 12b-1 Fees .......................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.78%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $80   $249  $433  $966

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   5.71


                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ3 '014.70%
                                 LOWEST  Q4 '01  -0.53%


The year-to-date return as of December 31, 2001 for the Select Class is 5.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      5.71           N/A           N/A             7.00
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index...........      7.26          8.05          8.42
 Morningstar Long-Term
 Bond Category........      7.51          6.09          7.08
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.78%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $80   $249  $433  $966

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   6.89


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  3.77%
                                 LOWEST  Q4 '01  -1.01%


The year-to-date return as of December 31, 2001 for the Select Class is 6.89%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      6.89           N/A           N/A             7.51
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     9.03          6.92          6.49
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.78%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $80   $249  $433  $966

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.70


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  26.79%
                                 LOWEST  Q3 '01  -23.89%


The year-to-date return as of December 31, 2001 for the Select Class is -3.70%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      -3.70          N/A           N/A            -4.44
 MSCI Emerging Markets
 Free Index-ID........      -4.91        -7.80          0.95
 Morningstar
 Diversified Emerging
 Markets Category.....      -3.73        -4.79          0.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.35%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.73%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $176  $545  $939  $2,041

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT Funds Management ("BT"), selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -21.46


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.66%
                                 LOWEST  Q1 '01  -14.91%


The year-to-date return as of December 31, 2001 for the Select Class is -21.46%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -21.46          N/A           N/A            -20.53
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............    -21.44         0.89          4.46
 Morningstar Foreign
 Stock Category.......     -21.93         2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -22.08


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.80%
                                 LOWEST  Q3 '01  -21.11%


The year-to-date return as of December 31, 2001 for the Select Class is -22.08%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                    PAST 1 YEAR        PAST 5 YEARS        PAST 10 YEARS          LIFE OF FUND*
 SELECT CLASS..................................       -22.08                N/A                 N/A                  -19.74
 Salomon Smith Barney DISC less than $2 Billion
 Index ........................................       -12.99              -2.52                2.43
 MSCI EAFE Small Cap Index/(1)/ ...............       -12.51                N/A                 N/A
 Morningstar Foreign Stock Category ...........       -21.93               2.34                6.32
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   1.20%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.58%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $161  $499  $860  $1,878

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -17.04


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.47%
                                 LOWEST  Q3 '01  -14.02%


The year-to-date return as of December 31, 2001 for the Select Class is -17.04%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      -6.39          N/A            N/A           -17.55
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.45%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.83%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $85   $265  $460  $1,025

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -24.54


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.63%
                                 LOWEST  Q1 '01  -23.34%


The year-to-date return as of December 31, 2001 for the Select Class is -24.54%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -24.54          N/A            N/A           -27.96
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category......     -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.55%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.93%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $95   $296  $515  $1,143

LARGECAP VALUE FUND
The Fund seeks.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals such as management capabilities and trends in product development, sales and earnings .. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

2001   -7.55


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  6.69%
                                 LOWEST  Q3 '01  -11.49%


The year-to-date return as of December 31, 2001 for the Select Class is -7.55%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 SELECT CLASS.....................           -7.55                   N/A                    N/A                     -4.24
 S&P 500/Barra Value Index ........         -11.71                  9.49                  13.09
 Russell 1000 Value Index/(1)/ ....          -5.59                 11.14                  14.15
 Morningstar Large Value Category .          -5.37                  8.84                  11.88
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.45%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.83%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $85   $265  $460  $1,025

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -3.67


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  9.39%
                                 LOWEST  Q3 '01  -10.76%


The year-to-date return as of December 31, 2001 for the Select Class is -3.67%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 SELECT CLASS.....................          -3.67                    N/A                    N/A                     0.46
 S&P MidCap 400 Index .............         -0.60                  16.11                  15.01
 Russell Midcap Index/(1)/ ........         -5.63                  11.39                  13.57
 Morningstar Mid-Cap Blend Category         -4.96                   9.62                  12.26
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.03%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $105  $328  $569  $1,259

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -25.16


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  35.63%
                                 LOWEST  Q3 '01  -36.57%


The year-to-date return as of December 31, 2001 for the Select Class is -25.16%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -25.16          N/A            N/A           -26.37
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category......     -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.03%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $105  $328  $569  $1,259

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -1.17


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  17.68%
                                 LOWEST  Q3 '01  -16.49%


The year-to-date return as of December 31, 2001 for the Select Class is -1.17%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........     -1.17          N/A            N/A            1.95
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category........     -4.96         9.62          12.26
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.15%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.53%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $54   $170  $296  $665

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   3.09


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  11.10%
                                 LOWEST  Q3 '01  -10.88%


The year-to-date return as of December 31, 2001 for the Select Class is 3.09%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                         PAST 1 YEAR           PAST 5 YEARS           PAST 10 YEARS             LIFE OF FUND*
 SELECT CLASS.....................           3.09                    N/A                    N/A                     8.16
 S&P MidCap 400/Barra Value Index .          7.14                  14.53                  15.22
 Russell Midcap Value Index/(1)/ ..          2.34                  11.46                  14.41
 Morningstar Mid-Cap Value Category          6.40                  11.68                  13.81
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.03%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $105  $328  $569  $1,259

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   3.65


                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


The year-to-date return as of December 31, 2001 for the Select Class is 3.65%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........     3.65          N/A            N/A             3.82
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   0.40%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.78%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 SELECT CLASS                                                                          $80   $249  $433  $966

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -26.61


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  0.83%
                                 LOWEST  Q3 '01  -20.02%


The year-to-date return as of December 31, 2001 for the Select Class is -26.61%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -26.61          N/A            N/A           -32.19
 MSCI Pacific Free
 Index-ND .............    -25.40        -7.80          -2.43
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category .............    -20.06        -7.89           1.77
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -7.58


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.30%
                                 LOWEST  Q3 '01  -11.02%


The year-to-date return as of December 31, 2001 for the Select Class is -7.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      -7.58          N/A            N/A           -5.44
 S&P 500 Index ........    -11.88        10.70          12.93
 Morningstar Large
 Blend Category.......     -13.68         8.87          11.31
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.13%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $115  $359  $622  $1,375

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -18.18


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.41%
                                 LOWEST  Q1 '01  -19.70%


The year-to-date return as of December 31, 2001 for the Select Class is -18.18%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........    -18.18          N/A            N/A           -21.60
 Russell 1000 Growth
 Index ................    -20.42         8.27          10.79
 Morningstar Large
 Growth Category.......    -23.63         8.24          10.03
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees...................   1.00%
 12b-1 Fees........................   0.10
 Other Expenses*...................   0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.18%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........        N/A          N/A            N/A           -1.60
 S&P MidCap 400 Index .     -0.60        16.11          15.01
 Morningstar Mid-Cap
 Blend Category.......      -4.96         9.62          12.26
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -27.75


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  25.00%
                                 LOWEST  Q3 '01  -31.44%


The year-to-date return as of December 31, 2001 for the Select Class is -27.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -27.75          N/A            N/A           -29.33
 Russell Midcap Growth
 Index ................    -20.16         9.02          11.11
 Morningstar Mid-Cap
 Growth Category......     -21.28         8.44          10.30
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -2.15


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.08%
                                 LOWEST  Q3 '01  -10.44%


The year-to-date return as of December 31, 2001 for the Select Class is -2.15%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      -2.15          N/A            N/A            3.89
 Russell Midcap Value
 Index ................      2.34        11.46          14.41
 Morningstar Mid-Cap
 Value Category.......       6.40        11.68          13.81
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fundmay invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -20.56


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  29.72%
                                 LOWEST  Q3 '01  -31.25%


The year-to-date return as of December 31, 2001 for the Select Class is -20.56%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     -20.56          N/A            N/A           -28.60
 S&P SmallCap 600/Barra
 Growth Index.........      -1.19         7.04            N/A
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.88


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  9.95%
                                 LOWEST  Q1 '01  -3.96%


The year-to-date return as of December 31, 2001 for the Select Class is 7.88%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........       7.88          N/A           N/A            10.83
 Morgan Stanley REIT
 Index ................     12.83         6.11           N/A
 Morningstar Specialty
 - Real Estate Category      8.93         6.19          9.99
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.85%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.23%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $125  $390  $676  $1,489

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   7.07


                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ4 '0118.14%
                                 LOWEST  Q3 '01  -12.14%


The year-to-date return as of December 31, 2001 for the Select Class is 7.07%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........      7.07           N/A            N/A           12.52
 Russell 2000 Index ...     2.49          7.52          11.51
 Morningstar Small
 Blend Category.......      8.41         10.91          13.25
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.13%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $115  $359  $622  $1,375

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   1.14


                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ4 '0133.66%
                                 LOWEST  Q3 '01  -33.20%


The year-to-date return as of December 31, 2001 for the Select Class is 1.14%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........      1.14          N/A            N/A           -2.98
 Russell 2000 Growth
 Index ................     -9.23         2.87           7.19
 Morningstar Small
 Growth Category......      -9.02         8.94          10.89
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.13%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $115  $359  $622  $1,375

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   9.71


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.71%
                                 LOWEST  Q3 '01  -12.24%


The year-to-date return as of December 31, 2001 for the Select Class is 9.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........      9.71          N/A            N/A           15.75
 Russell 2000 Value
 Index ................     14.02        11.20          15.11
 Morningstar Small
 Value Category.......      17.31        11.29          13.47
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.13%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $115  $359  $622  $1,375

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT Funds Management ("BT"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO

 2001   -30.49


                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  21.47%
                                 LOWEST  Q3 '01  -26.78%


The year-to-date return as of December 31, 2001 for the Select Class is -30.49%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS..........    -30.49          N/A            N/A           -37.17
 MSCI Global Tech. and
 Telecommunications
 Index................     -28.28          N/A            N/A
 Morningstar Specialty
 - Technology Category     -38.21         9.41          18.04
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.10
 Other Expenses*..................    0.28
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.38%
 * Other Expenses:
    Service Fee                       0.15%
    Administrative Service Fee        0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SELECT CLASS                                                                          $140  $437  $755  $1,657

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.


PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND SELECT/
//(1)/                   -5.27   -5.27    N/A    N/A    N/A   -5.35         -5.27
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

BOND & MORTGAGE
SECURITIES FUND
SELECT/ (1)/              7.05    7.05    N/A    N/A    N/A    7.94          7.05
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

CAPITAL PRESERVATION
FUND SELECT/ (2)/          N/A     N/A    N/A    N/A    N/A    2.23
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                    8.53    8.53   6.53   6.64   6.03                  8.53
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

EUROPEAN FUND SELECT/
(1)/                    -23.13  -23.13    N/A    N/A    N/A  -18.46        -23.13
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

GOVERNMENT SECURITIES
FUND SELECT/ (1)/         6.73    6.73    N/A    N/A    N/A    7.24          6.73
Principal Capital - II
Mortgage Backed
Securities Composite      7.51    7.51   6.17   7.21   6.81                  7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index         8.22    8.22   7.01   7.49   7.10                  8.22
 Morningstar
 Intermediate
 Government Category      6.84    6.84   5.33   6.33   6.21                  6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND/ (1)/
 SELECT                   6.98    6.98    N/A    N/A    N/A    7.79          6.98
Principal Capital - II
Multi Sector High
Qual. Fixed Inc. Comp.    8.32    8.32   6.03   7.13    N/A                  8.32
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

HIGH QUALITY LONG-TERM
BOND FUND SELECT/ (1)/    5.71    5.71    N/A    N/A    N/A    7.00          5.71
Principal Capital - II
Long Term Fixed Income
Composite                 8.05    8.05   3.36    N/A    N/A                  8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index               7.26    7.26   4.79   8.05   8.42                  7.26
 Morningstar Long-Term
 Bond Category            7.51    7.51   4.53   6.09   7.08                  7.51

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND SELECT/
//(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

BOND & MORTGAGE
SECURITIES FUND
SELECT/ (1)/
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND SELECT/ (2)/
 Lehman Brothers          8.17   2.97   6.97   6.65   5.08  10.84   0.52   5.39    6.25
 Mutual Fund U.S.
 Government 1-3 Year
 Index
 Morningstar              8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86    6.15
 Short-Term Bond
 Category

EUROPEAN FUND SELECT/
(1)/
BT European Composite   -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28   -4.71
 Index-ND
 Morningstar Europe      -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15   -6.82
 Stock Category

GOVERNMENT SECURITIES
FUND SELECT/ (1)/
Principal Capital - II   11.08   0.22   7.62   9.97   3.90  19.10  -4.41   9.21    6.13
Mortgage Backed
Securities Composite
 Lehman Brothers         11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84    6.96
 Mortgage Backed
 Securities Index
 Morningstar             10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03    6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND/ (1)/
 SELECT
Principal Capital - II   10.71  -0.57   8.28   9.32
Multi Sector High
Qual. Fixed Inc. Comp.
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND SELECT/ (1)/
Principal Capital - II   10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long    16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17    8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term    9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34    7.98
 Bond Category

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 06/15/01

                        ----------------------------------------------------------------





PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
HIGH QUALITY
SHORT-TERM BOND FUND
SELECT/ (1)/              6.89    6.89    N/A    N/A    N/A    7.51          6.89
Principal Capital - II
Limited Term Fixed
Income Composite          7.19    7.19   5.62   6.05    N/A                  7.19
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index      9.03    9.03   6.62   6.92   6.49                  9.03
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

INTERNATIONAL EMERGING
MARKETS FUND SELECT/
(1)/                     -3.70   -3.70    N/A    N/A    N/A   -4.44         -3.70
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND II
SELECT/ (1)/            -21.46  -21.46    N/A    N/A    N/A  -20.53        -21.46
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND SELECT/ (1)/       -22.08  -22.08    N/A    N/A    N/A  -19.74        -22.08
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP BLEND FUND
SELECT/ (1)/            -17.04   -6.39    N/A    N/A    N/A  -17.55        -17.04
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
SELECT/ (1)/            -24.54  -24.54    N/A    N/A    N/A  -27.96        -24.54
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

LARGECAP VALUE FUND
SELECT/ //(1)/           -7.55   -7.55    N/A    N/A    N/A   -4.24         -7.55
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

 /(1)// /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
HIGH QUALITY
SHORT-TERM BOND FUND
SELECT/ (1)/
Principal Capital - II    8.81   1.05    6.79    6.64   4.88
Limited Term Fixed
Income Composite
 Lehman Brothers          8.91   2.09    7.63    7.13   4.67  12.88  -0.72   7.10     6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar              8.14   2.12    6.28    6.51   4.35  11.48  -0.86   6.86     6.15
 Short-Term Bond
 Category

INTERNATIONAL EMERGING
MARKETS FUND SELECT/
(1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND II
SELECT/ (1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND SELECT/ (1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP BLEND FUND
SELECT/ (1)/
Invista Large Cap       -12.12   9.57   24.70   29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04   28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97  19.72   21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

LARGECAP GROWTH FUND
SELECT/ (1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49  23.12  37.19   2.66   2.90     5.00
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

LARGECAP VALUE FUND
SELECT/ //(1)/
Invista Large Cap         3.88  -7.12   18.04   28.94  22.18
Value Composite
 Russell 1000 Value       7.02   7.35   15.63   35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47   6.63   13.10   27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

 /(1)// /Fund's
 inception 12/06/00

                        -------------------------------------------------------------------




PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
SELECT/ (1)/             -3.67   -3.67    N/A    N/A    N/A    0.46         -3.67
Invista Mid Cap Blend                                                  -
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
SELECT/ (1)/            -25.16  -25.16    N/A    N/A    N/A  -26.37        -25.16
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND SELECT/ (1)/        -1.17   -1.17    N/A    N/A    N/A    1.95         -1.17
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP VALUE FUND
SELECT/ (1)/              3.09    3.09    N/A    N/A    N/A    8.16          3.09
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

MONEY MARKET FUND
SELECT/ (1)/              3.65    3.65    N/A    N/A    N/A    3.82          3.65
Principal Capital - II
Money Market Composite    4.33    4.33   5.07   5.09   4.55                  4.33

PACIFIC BASIN FUND
SELECT/ (1)/            -26.61  -26.61    N/A    N/A    N/A  -32.19        -26.61
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

PARTNERS LARGECAP
BLEND FUND SELECT/
(1)/                     -7.58   -7.58    N/A    N/A    N/A   -5.44         -7.58
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

 /(1) /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
SELECT/ (1)/
Invista Mid Cap Blend    13.49   12.37   4.72   24.95  18.66  33.39   5.46  -0.26     9.01
Composite
 Russell Midcap Index     8.25   18.23  10.10   29.01  19.00  34.46  -2.09  14.30    16.34
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP GROWTH FUND
SELECT/ (1)/
Invista Mid Cap Growth   -4.81   69.96   2.48   26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29  17.86   22.54  17.48  33.98  -2.16  11.19     8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90  17.51   17.05  16.99  34.79  -1.03  15.64     9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND SELECT/ (1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.20  30.95  -3.58  13.95    11.91
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP VALUE FUND
SELECT/ (1)/
Invista Mid Cap Value     6.32   -7.36   3.25   35.49  16.03  41.18   0.98  11.43     7.57
Composite
 Russell Midcap Value    19.18   -0.11   5.09   34.37  20.26  34.93  -2.13  15.62    21.68
 Index
 Morningstar Mid-Cap     16.82    7.78   3.92   26.04  20.50  29.27  -1.11  17.11    13.54
 Value Category

MONEY MARKET FUND
SELECT/ (1)/
Principal Capital - II    6.21    4.71   5.13    5.10   4.95   5.53   3.69   2.59     3.40
Money Market Composite

PACIFIC BASIN FUND
SELECT/ (1)/
BT Pacific Basin        -31.01  132.40   7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65   2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50  -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

PARTNERS LARGECAP
BLEND FUND SELECT/
(1)/
Federated Core Equity    -3.31   44.20  20.71   31.30  18.98
Composite
 S&P 500 Index           -9.11   21.04  28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

 /(1) /Fund's
 inception 12/06/00

                        -------------------------------------------------------------------




PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II SELECT/
(1)/                    -18.18  -18.18    N/A    N/A    N/A  -21.60        -14.75
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS MIDCAP BLEND
FUND SELECT/ (2)/          N/A     N/A    N/A    N/A    N/A   -1.60
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND SELECT/ (1)/       -27.75  -27.75    N/A    N/A    N/A  -29.33        -27.75
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

PARTNERS MIDCAP VALUE
FUND SELECT/ (1)/        -2.15   -2.15    N/A    N/A    N/A    3.89         -2.15
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS SMALLCAP
GROWTH FUND II SELECT/
(1)/                    -20.56  -20.56    N/A    N/A    N/A  -28.60        -20.56
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

REAL ESTATE FUND
SELECT/ (1)/              7.88    7.88    N/A    N/A    N/A   10.83          7.88
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

SMALLCAP BLEND FUND
SELECT/ //(1)/            7.07    7.07    N/A    N/A    N/A   12.52          7.07
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II SELECT/
(1)/
American Century Large  -14.71   34.68   36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42   33.16   38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09   39.72   33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS MIDCAP BLEND
FUND SELECT/ (2)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND SELECT/ (1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND SELECT/ (1)/
Neuberger Berman         29.70    8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value    19.18   -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap     16.82    7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS SMALLCAP
GROWTH FUND II SELECT/
(1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

REAL ESTATE FUND
SELECT/ (1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

SMALLCAP BLEND FUND
SELECT/ //(1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

 /(1)// /Fund's
 inception 12/06/00
 /(2)/ Fund's
 inception 03/01/01

                        ------------------------------------------------------------------



PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP GROWTH FUND
SELECT/ (1)/              1.14    1.14    N/A    N/A    N/A   -2.98          1.14
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP VALUE FUND
SELECT/ (1)/              9.71    9.71    N/A    N/A    N/A   15.75          9.71
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND
SELECT/ //(1)/          -30.49  -30.49    N/A    N/A    N/A  -37.17        -30.49
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

 /(1) /Fund's
 inception 12/06/00

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
SMALLCAP GROWTH FUND
SELECT/ (1)/
Invista Small Company   -33.86   66.37  -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP VALUE FUND
SELECT/ (1)/
Invista Small Cap        12.05   -8.92  -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND
SELECT/ //(1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

 /(1) /Fund's
 inception 12/06/00

                        -----------------------------------------------------------------







 PRINCIPAL LIFETIME FUNDS

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              25.1%    Partners LargeCap           4.4%
      Securities                            Growth I
      Government Securities        16.7     Partners LargeCap Value     7.8
      High-Quality Short-Term      13.9     Partners SmallCap           2.2
      Bond                                  Growth I
      International I               8.9     SmallCap Growth             2.2
      LargeCap Growth               6.5     SmallCap Value              4.5
      LargeCap Value                7.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.58%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.84%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A            0.60
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            SELECT
                                             CLASS
                                            0.1225%
 Management Fees*.................
 12b-1 Fees.......................          0.1000
 Other Expenses**.................          0.2800
                                            ------
      TOTAL FUND OPERATING EXPENSES         0.5025%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                               0.15%
    Administrative Service Fee                0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    26.9%    Partners LargeCap          6.6%
                                             Growth I
      Government Securities         17.9     Partners LargeCap          8.9
                                             Value
      International Emerging         2.2     Partners SmallCap          2.7
      Markets                                Growth I
      International I                8.8     SmallCap Growth            2.8
      LargeCap Growth                7.6     SmallCap Value             5.6
      LargeCap Value                10.0



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.11%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A            0.40
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            SELECT
                                             CLASS
                                            0.1225%
 Management Fees*.................
 12b-1 Fees.......................          0.1000
 Other Expenses**.................          0.2800
                                            ------
      TOTAL FUND OPERATING EXPENSES         0.5025%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                               0.15%
    Administrative Service Fee                0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              20.3%    Partners LargeCap           7.6%
      Securities                            Growth I
      Government Securities        13.5     Partners LargeCap          12.2
                                            Value
      International Emerging        2.2     Partners SmallCap           3.3
      Markets                               Growth I
      International I              11.0     SmallCap Growth             3.4
      LargeCap Growth               8.7     SmallCap Value              6.7
      LargeCap Value               11.1



Based on this allocation, the weighted average management fee of the underlying funds is 0.66%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.25%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A           -0.54
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            SELECT
                                             CLASS
                                            0.1225%
 Management Fees*.................
 12b-1 Fees.......................          0.1000
 Other Expenses**.................          0.2800
                                            ------
      TOTAL FUND OPERATING EXPENSES         0.5025%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                               0.15%
    Administrative Service Fee                0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.7%    LargeCap Value             13.3%
      Securities
      Government Securities         9.1     Partners LargeCap           9.8
                                            Growth I
      International Emerging        2.0     Partners LargeCap          13.3
      Markets                               Value
      International I              11.0     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        2.0     SmallCap Growth             3.9
      LargeCap Growth               9.7     SmallCap Value              7.9

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 2.35%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A            1.34
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                SELECT
                                 CLASS
 Management Fees*.....          0.1225%

 12b-1 Fees...........          0.1000
 Other Expenses**.....          0.2800
                                ------
   TOTAL FUND OPERATING
               EXPENSES         0.5025%
 *
  The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                   0.15%
    Administrative
  Service Fee                     0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage               7.1%    LargeCap Value             15.5%
      Securities
      Government Securities         4.7     Partners LargeCap          10.9
                                            Growth I
      International Emerging        3.3     Partners LargeCap          15.5
      Markets                               Value
      International I              11.0     Partners SmallCap           4.4
                                            Growth I
      International SmallCap        3.3     SmallCap Growth             4.5
      LargeCap Growth              10.8     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.06%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A           -1.38
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Large
 Blend Category.......     -13.68          8.87         11.31
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            SELECT
                                             CLASS
                                            0.1225%
 Management Fees*.................
 12b-1 Fees.......................          0.1000
 Other Expenses**.................          0.2800
                                            ------
      TOTAL FUND OPERATING EXPENSES         0.5025%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                               0.15%
    Administrative Service Fee                0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              20.1%    Money Market                9.4%
      Securities
      Government Securities        13.4     Partners LargeCap           4.4
                                            Growth I
      High-Quality Short-Term      23.9     Partners LargeCap Value     5.5
      Bond
      International I               6.7     Partners SmallCap           1.6
                                            Growth I
      LargeCap Growth               4.3     SmallCap Growth             1.7
      LargeCap Value                5.6     SmallCap Value              3.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.54%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.66%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 SELECT CLASS.........     N/A           N/A              N/A            1.49
 S&P 500 Index ........    -11.88         10.70         12.93
 Lehman Brothers
 Aggregate Bond Index .      8.42          7.43          7.23
 Morningstar Domestic
 Hybrid Category......      -4.01          7.01          8.98
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                            SELECT
                                             CLASS
                                            0.1225%
 Management Fees*.................
 12b-1 Fees.......................          0.1000
 Other Expenses**.................          0.2800
                                            ------
      TOTAL FUND OPERATING EXPENSES         0.5025%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
    Service Fee                               0.15%
    Administrative Service Fee                0.13


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                            NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------
                                                                      1     3     5    10
 SELECT CLASS                                                      $51   $161  $281  $631

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.



PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
SELECT/ //(1)/             N/A     N/A    N/A    N/A    N/A    0.60
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
SELECT/ (1)/               N/A     N/A    N/A    N/A    N/A    0.40
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
SELECT/ (1)/               N/A     N/A    N/A    N/A    N/A   -0.54
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
SELECT/ (1)/               N/A     N/A    N/A    N/A    N/A    1.34
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
SELECT/ (1)/               N/A     N/A    N/A    N/A    N/A   -1.38
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND SELECT/
(1)/                       N/A     N/A    N/A    N/A    N/A    1.49
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

 /(1)// /Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
SELECT/ //(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND SELECT/
(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

 /(1)// /Fund's
 inception 03/01/01

                        --------------------------------------------------------------




 THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Advisors Preferred and Advisors Select Classes of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Select class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information
(SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yield than comparable fixed-income securities. In addition, at the time a convertible securities is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market
Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Select and Preferred classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's

Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from
1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             Dirk Laschanzky
                                                Douglas R. Ramsey
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International SmallCap               Brian W. Pattinson
           LargeCap Blend                       Scott D. Opsal
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           MidCap Blend                         K. William Nolin
           MidCap Growth                        John F. McClain
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser.

Day-to-day portfolio managment of the Partners LargeCap Growth I Fund and the Partners MidCap Blend Fund is performed by investment management teams at Morgan Stanley Asset Management.
.. Partners LargeCap Growth I Fund - LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director; Jerffrey Alvino, Executive Director; and Peter Dannenbaun, Executive Director.
.. Partners MidCap Blend Fund - MidCap Value Team. Current members of the team include: William B. Gerlach, Managing Director; Charles Purcell, Vice President; Matthew Todorow, Vice President; and Bradley S. Daniels, Executive Director.

SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.



MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management having joined the firm in 1994. He has been the Portfolio Manager for BT Fund Managment's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT Funds Management, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Management and serves as its head of U.S. Equities. He joined BT Fund Management's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by the firm.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset
Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Senior Portfolio Manager. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

       Balanced                        0.50%     MidCap Blend            0.65%
       Bond & Mortgage Securities      0.55%     MidCap Growth           0.65%
       Capital Preservation            0.52%     MidCap S&P 400 Index    0.15%
       European                        1.00%     MidCap Value            0.65%
       Government Securities           0.40%     Money Market            0.40%
       High Quality
       Intermediate-Term Bond          0.40%     Pacific Basin           1.00%
                                                 Partners LargeCap
       High Quality Long-Term Bond     0.40%     Blend                   0.75%
       High Quality Short-Term                   Partners LargeCap
       Bond                            0.40%     Growth I                0.75%
       International Emerging                    Partners LargeCap
       Markets                         1.35%     Growth II               1.00%
                                                 Partners LargeCap
       International I                 0.90%     Value                   0.80%
       International II                1.00%     Partners MidCap Blend   1.00%
                                                 Partners MidCap
       International SmallCap          1.20%     Growth                  1.00%
       LargeCap Blend                  0.45%     Partners MidCap Value   1.00%
                                                 Partners SmallCap
       LargeCap Growth                 0.55%     Growth I                1.10%
                                                 Partners SmallCap
       LargeCap S&P 500 Index          0.15%     Growth II               1.00%
                                                 Partners SmallCap
       LargeCap Value                  0.45%     Value                   1.00%
       LifeTime 2010                 0.1225%     Real Estate             0.85%
       LifeTime 2020                 0.1225%     SmallCap Blend          0.75%
       LifeTime 2030                 0.1225%     SmallCap Growth         0.75%
                                                 SmallCap S&P 600
       LifeTime 2040                 0.1225%     Index                   0.15%
       LifeTime 2050                 0.1225%     SmallCap Value          0.75%
       Lifetime Strategic Income     0.1225%     Technology              1.00%



The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.
  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:

.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS



The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

          THE FINANCIAL HIGHLIGHTS WILL BE INCLUDED IN THE 485B FILING


APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan,
Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.

S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY consists of diversified Pacific/Asia stock funds which have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR EUROPE STOCK CATEGORY consists of Europe-stock funds that invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.


MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.

MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY consists of specialty technology funds which buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated SAI DATE and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation

Fund will be able to maintain a stable share price of $10.00 per share..


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.



                             ADVISORS SELECT CLASS


 This Prospectus describes a mutual fund organized by Principal Life Insurance
                        Company/(R) /("Principal Life").


                The date of this Prospectus is ________________.


As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                               TABLE OF CONTENTS

Fund Descriptions.......................................................4

 Core Foundation Funds
  International I Fund..................................................6

  LargeCap S&P 500 Index Fund...........................................8

  Partners LargeCap Growth Fund I.......................................10

  Partners LargeCap Value Fund..........................................12

  Partners SmallCap Growth Fund I.......................................14

  Partners SmallCap Value Fund..........................................16

  SmallCap S&P 600 Index Fund...........................................18

  Core Foundation Funds Management......................................20

  Performance Results - Core Foundation Funds...........................22


 Additional Foundation Funds
  Balanced Fund.........................................................24

  Bond & Mortgage Securities Fund.......................................26

  Capital Preservation Fund.............................................28

  European Fund.........................................................32

  Government Securities Fund............................................36

  High Quality Intermediate-Term Bond Fund..............................38

  High Quality Long-Term Bond Fund......................................40

  High Quality Short-Term Bond Fund.....................................42

  International Emerging Markets Fund...................................44

  International Fund II.................................................46

  International SmallCap Fund...........................................48

  LargeCap Blend Fund...................................................50

  LargeCap Growth Fund..................................................52

  LargeCap Value Fund...................................................54

  MidCap Blend Fund.....................................................56

  MidCap Growth Fund....................................................58

  MidCap S&P 400 Index Fund.............................................60

  MidCap Value Fund.....................................................62

  Money Market Fund.....................................................64

  Pacific Basin Fund....................................................66

  Partners LargeCap Blend Fund..........................................70

  Partners LargeCap Growth Fund II......................................72

  Partners MidCap Blend Fund............................................74

  Partners MidCap Growth Fund...........................................76

  Partners MidCap Value Fund............................................78

  Partners SmallCap Growth Fund II......................................80

  Real Estate Fund......................................................84

  SmallCap Blend Fund...................................................86

  SmallCap Growth Fund..................................................88

  SmallCap Value Fund...................................................90

  Technology Fund.......................................................92

  Performance Results - Additional Foundation Funds.....................96

 Principal LifeTime Funds
  Principal LifeTime 2010 Fund..........................................102

  Principal LifeTime 2020 Fund..........................................104

  Principal LifeTime 2030 Fund..........................................106

  Principal LifeTime 2040 Fund..........................................108

  Principal LifeTime 2050 Fund..........................................110

  Principal LifeTime Strategic Income Fund..............................112

  Performance Results - Principal LifeTime Funds........................114


General Information

 The Costs of Investing................................................. 116

 Certain Investment Strategies and Related Risks........................ 116

 Management, Organization and Capital Structure......................... 121

 Pricing of Fund Shares................................................. 132

 Purchase of Fund Shares................................................ 133

 Redemption of Fund Shares.............................................. 133

 Exchange of Fund Shares................................................ 134

 Dividends and Distributions............................................ 134

 Fund Account Information............................................... 135

 Financial Highlights................................................... 136

Appendix A..............................................................159

Additional Information..................................................163

FUND DESCRIPTIONS


Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Funds.


The Core Foundation Funds are Principal Investors Funds which have been selected to meet certain criteria. First, the Manager focuses on selecting funds to provide diversification across asset classes and investment styles. Specific Funds are then identified using a proprietary scoring methodology. The Core Foundation Funds are presented in the first section of this prospectus. The second section of the prospectus contains the Additional Foundation Funds which are other Principal Investors Funds that, depending on the Manager's due diligence process, may be included in the Core Foundation Funds in the future. The third section of funds contains the Principal LifeTime Funds - funds which allocate assets among Principal Investors Funds - each with a target retirement date.


Shares of the Funds are available to an employer's sponsored plan(s) (the "plan"). The Advisors Select Class is offered through this Prospectus. THE FUNDS OFFER THREE OTHER SHARE CLASSES TO PLANS - EACH WITH VARYING TOTAL FUND OPERATING EXPENSES. FOR INFORMATION ABOUT OTHER SHARE CLASSES, PLEASE ASK YOUR REGISTERED REPRESENTATIVE.

  * Principal Management Corporation and Principal Life are members of the Principal Financial Group/(R)/


In the description for each Fund, there is important information about the
Fund's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Fund intends to achieve its investment objective. The Fund's primary investment strategy (including the type or types of securities in which the Fund invests) is discussed. In addition, there is a discussion of any policy of the Fund to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Fund that has annual returns for a full calendar year. They show the Fund's annual returns and its long-term performance. The chart shows how the Fund's performance has varied from year-to-year. The table compares the Fund's performance over time to that of:
.. a broad based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
.. an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


Call the Principal Investors Fund at 1-800-547-7754 to get the current 7-day yield for the Money Market Fund.


FEES AND EXPENSES
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.


NOTES:

.. No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.
.. Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CORE FOUNDATION FUNDS
INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 80% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -24.95



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.69%
                                 LOWEST  Q1 '01  -17.33%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -24.95%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS      -24.95          N/A            N/A            -20.92
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............     -21.44         0.89           4.46
 Morningstar Foreign
 Stock Category.......      -21.93         2.34           6.32
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.90%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.65%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $168  $520  $897  $1,955

LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's 500"and "S&P 500/(R)/" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -12.58



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.29%
                                 LOWEST  Q3 '01  -14.79%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -12.58%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -12.58              N/A              N/A           -13.71
 S&P 500 Index ........      -11.88            10.70            12.93
 Morningstar Large
 Blend Category.......       -13.68             8.87            11.31
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.15%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.90%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies believed to have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. Morgan Stanley studies company developments, including business strategy, management focus and financial results in seeking to identify companies with earnings growth and business momentum. Valuation is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


Morgan Stanley considers selling a portfolio holding when it determines the holding no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -15.07



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  12.73%
                                 LOWEST  Q1 '01  -18.23%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -15.07%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -15.07              N/A              N/A           -18.85
 S&P 500 Index ........      -11.88            10.70            12.93
 Morningstar Large
 Growth Category......       -23.63             8.24            10.03
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.50%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
.. exhibit low financial ratios (particularly stock price-to-book value
  (liquidation value), but also stock price-to-earnings and stock price-to-cash flow);
.. can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
.. whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the

Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid,

the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   4.96



                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ4 '017.88%
                                 LOWEST  Q3 '01  -7.30%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 4.96%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS         4.96              N/A              N/A            9.38
 Russell 1000 Value
 Index ................       -5.59            11.14            14.15
 Morningstar Large
 Value Category.......        -5.37             8.84            11.88
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.80%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.55%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $158  $490  $845  $1,845

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.


Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001-14.43



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  26.89%
                                 LOWEST  Q3 '01  -26.61%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -14.43%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -14.43              N/A              N/A           -10.28
 Russell 2000 Growth
 Index ................       -9.23             2.87             7.19
 Morningstar Small
 Growth Category......        -9.02             8.94            10.89
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.10%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.85%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3       5      10
 ADVISORS SELECT CLASS                                                                $188  $582  $1,001  $2,169

PARTNERS SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with a market capitalization of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations.

The Sub-Advisor, Ark Asset, purchases for the Fund securities that it considers to be attractive equity investments that are consistent with its investment philosophy of maintaining a diversified investment portfolio. Ark Asset seeks to minimize risk by generally allocating Fund assets among economic or industry sectors to within 5 percentage points of that economic sector's percentage weighting (on an absolute basis) of the Russell 2000 Index.


In selecting securities for the Fund, Ark Asset combines a systematic quantitative approach with traditional fundamental analysis. Ark Asset uses proprietary computer models that incorporate data from several sources to identify those companies whose securities present what it believes to be favorable investment opportunities relative to the securities of other companies. Ark Asset uses both a "Valuation Model" as well as an "Earnings Trend Model" in analyzing potential securities in which to invest. Ratings from both models are combined to develop an overall rating for each security under review. Stocks with the highest overall rating are considered for inclusion in the Fund's portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 23.60%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.         N/A              N/A              N/A           14.72
 Russell 2000 Value
 Index ................       14.02            11.20            15.11
 Morningstar Small
 Value Category.......        17.31            11.29            13.47
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representative. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of
     The McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   5.64



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  20.39%
                                 LOWEST  Q3 '01  -17.08%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 5.64%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        5.64               N/A              N/A           12.06
 S&P SmallCap 600 Index       6.54             10.66            13.61
 Morningstar Small
 Blend Category.......        8.41             10.91            13.25
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.15%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.90%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108

CORE FOUNDATION FUNDS MANAGEMENT

The Sub-Advisors and Portfolio Managers (the people who are responsible for the day-to day fund management) for the Core Foundation Funds are shown below. More detailed information is found in the Management, Organization and Capital Structure section of this prospectus.


INTERNATIONAL FUND I
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Manager is:
.. KURTIS D. SPIELER, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987.

LARGECAP S&P 500 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

PARTNERS LARGECAP GROWTH FUND I
The Sub-Advisor is MORGAN STANLEY INVESTMENT MANAGEMENT INC. doing business as MORGAN STANLEY ASSET MANAGEMENT ("Morgan Stanley") that includes a broad range of portfolio management services to customers in the U.S. and abroad.

The day-to-day investment management is performed by the LargeCap Growth Team. Current members of the team include WILLIAM S. AUSLANDER, Managing Director, JEFFREY ALVINO, Executive Director AND PETER DANNENBAUM, Executive Director.

PARTNERS LARGECAP VALUE FUND
The Sub-Advisor is ALLIANCE CAPITAL MANAGEMENT L.P. THROUGH ITS BERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT UNIT ("Bernstein").

The Portfolio Managers are:
.. MARILYN G. FEDAK, CFA. Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors in 1993.
.. STEVEN PISARKIEWICZ. Mr. Pisarkiewicz, Chief Investment Officer, Structured
  Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989.

PARTNERS SMALLCAP GROWTH FUND I
The Sub-Advisor is NEUBERGER BERMAN MANAGEMENT INC. ("Neuberger Berman") an affiliate of Neuberger Berman LLC.

The Portfolio Managers are:
.. MICHAEL F. MALOUF. Mr. Malouf is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998.
.. JENNIFER K. SILVER. Ms. Silver is a Vice President of Neuberger Berman
  Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997.

PARTNERS SMALLCAP VALUE FUND
The Sub-Advisor is ARK ASSET MANAGEMENT CO. ("Ark") which is an independent employee owned investment management firm.

The Portfolio Managers are:
.. COLEMAN M. BRANDT. Mr. Brandt is Vice Chairman of Ark Asset. He joined Ark
  Asset in 1989.
.. WILLIAM G. CHARCALIS. Mr. Charcalis is Managing Director of Ark Asset. Mr.
  Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997.

SMALLCAP S&P 600 INDEX FUND
The Sub-Advisor is INVISTA CAPITAL MANAGEMENT, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life and an affiliate of the Manager, which was founded in 1985.

The Portfolio Managers are:
.. ROBERT BAUR, PH.D. Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. .. RHONDA VANDERBEEK. Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992.

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - CORE FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
INTERNATIONAL FUND I
ADVISORS SELECT/
//(1)/                  -24.95  -24.95    N/A    N/A    N/A  -20.92        -24.95
Invista International
Broad Markets
Composite               -24.79  -24.79  -3.93   1.95   8.55                -24.79
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP S&P 500 INDEX
FUND ADVISORS SELECT/
(1)/                    -12.58  -12.58    N/A    N/A    N/A  -13.71        -12.58
Invista S&P 500 Index
Composite               -12.30  -12.30  -1.42  10.28    N/A                -12.30
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
SELECT/ (1)/            -15.07  -15.07    N/A    N/A    N/A  -18.85        -15.07
Morgan Stanley Equity
Growth Composite        -15.26  -15.26   1.69  10.85  13.77                -15.26
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS LARGECAP
VALUE FUND ADVISORS
SELECT/ (1)/              4.96    4.96    N/A    N/A    N/A    9.38          4.96
Bernstein Diversified
Value Composite           4.26    4.26    N/A    N/A    N/A                  4.26
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
SELECT/ (1)/            -14.43  -14.43    N/A    N/A    N/A  -10.28        -14.43
Neuberger Berman
SmallCap Growth
Composite               -14.30  -14.30  12.27    N/A    N/A                -14.30
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

PARTNERS SMALLCAP
VALUE FUND ADVISORS
SELECT/ (2)/               N/A     N/A    N/A    N/A    N/A   14.72
Ark Asset Small Cap
Value Composite          21.50   21.50  19.90  17.40    N/A                 21.50
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

SMALLCAP S&P 600 INDEX
FUND ADVISORS SELECT/
(1)/                      5.64    5.64    N/A    N/A    N/A   12.06          5.64
Invista Small Cap S&P
600 Index Composite       5.61    5.61    N/A    N/A    N/A                  5.61
 S&P SmallCap 600
 Index                    6.54    6.54  10.21  10.66  13.61                  6.54
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993     1992
                        ------------------------------------------------------------------
INTERNATIONAL FUND I
ADVISORS SELECT/
//(1)/
Invista International    -7.57   25.78  10.47  12.43  24.54  14.07  -2.38  44.82     2.73
Broad Markets
Composite
 MSCI EAFE (Europe,     -14.17   26.96  20.00   1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66   44.49  13.00   5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP S&P 500 INDEX
FUND ADVISORS SELECT/
(1)/
Invista S&P 500 Index    -9.44   20.62  28.18  32.89  22.51  37.07   1.05
Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95  27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

PARTNERS LARGECAP
GROWTH FUND I ADVISORS
SELECT/ (1)/
Morgan Stanley Equity   -11.00   39.42  21.11  31.40  31.23  45.03   3.18   4.32     5.99
Growth Composite
 S&P 500 Index           -9.11   21.04  28.58  33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large      -14.09   39.72  33.58  25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

PARTNERS LARGECAP
VALUE FUND ADVISORS
SELECT/ (1)/
Bernstein Diversified    13.80
Value Composite
 Russell 1000 Value       7.02    7.35  15.63  35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47    6.63  13.10  27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

PARTNERS SMALLCAP
GROWTH FUND I ADVISORS
SELECT/ (1)/
Neuberger Berman        -28.36  134.28
SmallCap Growth
Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36     7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70    11.99
 Growth Category

PARTNERS SMALLCAP
VALUE FUND ADVISORS
SELECT/ (2)/
Ark Asset Small Cap      33.67    6.05  -1.89  32.41  24.03  33.78
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84    29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72    20.29
 Value Category

SMALLCAP S&P 600 INDEX
FUND ADVISORS SELECT/
(1)/
Invista Small Cap S&P    10.17
600 Index Composite
 S&P SmallCap 600        11.80   12.40  -1.31  25.58  21.32  29.97  -4.77  18.78    21.04
 Index
 Morningstar Small       12.84   18.18  -3.64  26.12  19.66  25.51  -0.97  16.65    14.39
 Blend Category

 /(//1) /Fund's
 inception 12/06/00
 /(//2) /Fund's
 inception 03/01/01

                        ------------------------------------------------------------------

ADDITIONAL FOUNDATION FUNDS
BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

MAIN STRATEGIES
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.


Principal Capital - II serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when Principal Capital - II thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


MAIN RISKS
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


Because the Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -5.71



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  5.53%
                                 LOWEST  Q1 '01  -7.24%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -5.71%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        -5.71              N/A              N/A           -5.77
 S&P 500 Index ........      -11.88            10.70            12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42             7.43             7.23
 Morningstar Domestic
 Hybrid Category.......       -4.01             7.01             8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees ..................   0.50%
 12b-1 Fees .......................   0.30
 Other Expenses* ..................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.25%
  *Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $127  $397  $686  $1,511

BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal
Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   6.76



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.03%
                                 LOWEST  Q4 '01  -0.55%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 6.76%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                          PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       6.76             N/A             N/A             7.57
 Lehman Brothers
 Aggregate Bond Index .       8.42            7.43            7.23
 Morningstar
 Intermediate-Term Bond
 Category .............       7.36            6.29            6.70
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   0.55%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.30%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $132  $412  $713  $1,568

CAPITAL PRESERVATION FUND
The Fund seeks a high level of current income while seeking to maintain a stable value per share.

MAIN STRATEGIES
The Fund pursues its investment objective by investing in a diversified portfolio of investment grade fixed-income securities, money market instruments, futures, options and other instruments and by entering into contracts ("wrapper agreements") with financial institutions, such as banks and insurance companies. Under most circumstances and over most time periods, the combination of portfolio securities and wrapper agreements is expected to provide:
.. a constant net asset value per share, and .. a rate of return that is higher than most money market mutual funds.
However, there is no guarantee that either of these goals will be achieved.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities of short to intermediate term maturities rated, at the time of purchase, in one of the top four categories by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, are of comparable quality. In the event that a particular security is downgraded after purchase, Principal Capital - II will determine if it should be maintained in the portfolio or sold. Under normal circumstances, the Fund will not maintain more than 5% of its assets in non-investment grade fixed-income securities.


The rest of the Fund's assets are invested in: cash or other liquid assets; futures contracts; repurchase agreements; swap agreements; options; when-issued securities; delayed delivery securities; and wrapper agreements. Principal Capital - II may also use certain financing techniques such as reverse repurchase agreements. Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

The average portfolio duration of the Fund normally ranges from 2 to 4 years. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change in 1% of the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


MAIN RISKS
All fixed-income securities have certain risks:
.. credit risk - the possibility that the issuer does not make timely payments of principle or interest;
.. interest rate risk - the possibility that the price of the security fluctuates due to changing interest rates; and
.. income risk - the possibility that the Fund's income will decline when its assets are reinvested when market interest rates are falling.

The value of the securities owned by the Fund fluctuates based on these risks. Principal Capital - II attempts to manage the Fund's assets to minimize these risks. In addition, the Fund invests in wrapper agreements. It is expected that under normal circumstances, the value of the wrapper agreements will fluctuate in inverse proportion to the fluctuations in the value of the securities owned by the Fund. However, there is no assurance that the Fund will be able to maintain a stable value per share.


A wrapper agreement is a contract that, under specified circumstances, requires that the wrap provider maintain a stable book value on a portion of the Fund's assets. The book value of those assets is: purchase price of the assets plus interest on those assets at a crediting rate specified in the wrapper agreement less an adjustment for impaired investments.


The Fund pays premiums to purchase wrapper agreements. These costs may reduce the Fund's investment return as compared to the return on a direct investment in the securities owned by the Fund. The wrapper may not protect the Fund if:
.. an issuer of a portfolio security defaults on payment of principal or interest;
.. the issuer of a wrapper agreement defaults on its obligations;

.. the Fund is not able to obtain a wrapper agreement for all assets it owns; or .. the Board of Directors determines that a wrapper agreement should be valued at a lower value than would be sufficient to maintain the Fund's stable value per share.
Any of these circumstances could result in a decline in the net asset value of a share of the Fund. Principal Capital - II may use various investment techniques to reduce the Fund's risks, but there is no guarantee that the strategies will work as intended.

The Fund is not a money market fund. Assets of the Fund have longer average maturities than those of a money market fund. Because a money market fund has a shorter average maturity, its yield more closely tracks current market rates than the Fund's. In a rising interest rate environment, a money market fund's yield will rise more quickly than that of the Fund. However, in a falling interest rate environment, the money market's yield may fall more quickly than the Fund's. Over the long-term, fixed-income securities such as those purchased by the Fund have historically offered higher yields than short-term investments.


The nature of the Fund's investments - particularly the wrapper agreements - is intended to stabilize the value per share. However, as with all mutual funds, the value of the Fund's shares may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is designed for investors seeking preservation and stability of principal and a level of current income higher than money market funds over most time periods. It is not in itself a balanced investment plan.

Investors should consider their investment objective and tolerance for risk when making an investment decision. A plan offering investments in the Fund must impose certain restrictions on the ability of a plan participant to exchange shares for similar investment options.

As the inception date of the Fund is June 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 2.96%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A           N/A           N/A             2.07
 Lehman Brothers Mutual
 Fund U.S. Government
 1-3 Year Index .......     8.53          6.64          6.03
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was June 15, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
 Management Fees..................              0.52%
 12b-1 Fees.......................              0.30
 Wrapper Agreement Premiums.......              0.12
 Other Expenses* ..................             0.45
                                                ----
          TOTAL FUND OPERATING EXPENSES         1.39%
 Wrapper Expense Reimbursement** ..             0.04
                                                ----
                           NET EXPENSES         1.35%
 * Other Expenses:
    Service Fee                                 0.25%
    Administrative Service Fee                  0.20
 **
  The Manager has contractually agreed to pay up to 0.04% of the wrapper agreement premiums for the Fund for an indefinite period to insure that the Net Expenses will not exceed 1.35% and 1.17%, respectively. The Board of Directors may terminate this expense reimbursement arrangement at any time.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $137  $428  $739  $1,624

EUROPEAN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT Funds Management ("BT"), having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in European securities. These include securities of:
.. companies organized under the laws of European countries;
.. companies for which the principal securities trading market is in a European country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -23.43



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.87%
                                 LOWEST  Q1 '01  -16.62%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -23.43%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -23.43              N/A             N/A            -18.83
 MSCI Europe (15)
 Index-ND .............      -19.90             6.24            9.64
 Morningstar Europe
 Stock Category.......       -21.43             5.30            8.77
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily (at least 80% of its assets) in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, Principal Capital - II, to be of equivalent quality.

The Fund relies on the professional judgment of Principal Capital - II to make decisions about the Fund's portfolio securities. The basic investment philosophy of Principal Capital - II is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when Principal Capital - II believes they no longer represent good long-term value.


The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.


MAIN RISKS
U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.


Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   6.27



                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ3 '014.01%
                                 LOWEST  Q4 '01  -0.35%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 6.27%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       6.27           N/A            N/A             6.81
 Lehman Brothers
 Mortgage Backed
 Securities Index.....       8.22          7.49           7.10
 Morningstar
 Intermediate
 Government Category..       6.84          6.33           6.21
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.15%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398

HIGH QUALITY INTERMEDIATE-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   6.62



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.52%
                                 LOWEST  Q4 '01  -0.79%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 6.62%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                          PAST 1 YEAR     PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        6.62             N/A             N/A             7.45
 Lehman Brothers
 Aggregate Bond Index .       8.42            7.43            7.23
 Morningstar
 Intermediate-Term Bond
 Category .............       7.36            6.29            6.70
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.15%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398

HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund considers the term "bond" to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. mortgage-backed securities representing an interest in a pool of mortgage loans;
.. debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
.. common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
.. securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade). Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

MAIN RISKS
The average portfolio duration of the Fund normally is greater than six years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is six years, a change of 1% in the Fund's yield results in a change of approximately 6% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.


When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   5.35



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  4.60%
                                 LOWEST  Q4 '01  -0.63%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 5.35%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS      5.35           N/A           N/A             6.66
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index...........      7.26          8.05          8.42
 Morningstar Long-Term
 Bond Category........      7.51          6.09          7.08
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.15%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398

HIGH QUALITY SHORT-TERM BOND FUND
The Fund seeks to provide current income.

MAIN STRATEGIES
The Fund invests primarily in high quality, short-term fixed-income securities. The Fund considers the term "bond" to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:
.. securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
.. debt securities of U.S. issuers rated in the three highest grades by Standard
  & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, Principal Capital - II, of comparable quality; and
.. mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.


Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.


MAIN RISKS
The Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.


Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than four years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect Principal Capital - II's judgment regarding the likelihood of the security being called or prepaid.


The average portfolio duration of the Fund normally is less than three years and is based on Principal Capital - II's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Fund is three years, a change of 1% in the Fund's yield results in a change of approximately 3% in the value of the Fund's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.


As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   6.44



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q3 '01  3.68%
                                 LOWEST  Q4 '01  -1.10%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 6.44%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS      6.44           N/A           N/A             7.09
 Lehman Brothers Mutual
 Fund 1-5 Gov't./Credit
 Index ................     9.03          6.92          6.49
 Morningstar Short-Term
 Bond Category........      7.32          5.99          5.89
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.15%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398

INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 80% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
.. companies with their principal place of business or principal office in emerging market countries;
.. companies for which the principal securities trading market is an emerging market country; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -4.06



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  26.64%
                                 LOWEST  Q3 '01  -23.87%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -4.06%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS      -4.06            N/A           N/A            -4.78
 MSCI Emerging Markets
 Free Index-ID........      -4.91          -7.80          0.95
 Morningstar
 Diversified Emerging
 Markets Category.....      -3.73          -4.79          0.89
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.35%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   2.10%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3       5      10
 ADVISORS SELECT CLASS                                                                $213  $658  $1,129  $2,431

INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. It purchases securities of:
.. companies with their principal place of business or principal offices outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; or
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT Funds Management ("BT"), selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -21.51



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  7.74%
                                 LOWEST  Q1 '01  -14.91%


The year-to-date return as of December 31, 2001 for the Advisors Preferred
Class is PV-210A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS PREFERRED
 CLASS.................  PV-210B      PV-210D       PV-210E        PV-210F
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND .............  -21.44       0.89          4.46
 Morningstar Foreign
 Stock Category........  -21.93       2.34          6.32
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                    ADVISORS
                                    PREFERRED
                                      CLASS

 Management Fees..................    1.00%

 12b-1 Fees.......................    0.25
 Other Expenses*..................    0.32
                                      ----
     TOTAL FUND OPERATING EXPENSES
                                      1.57%
 * Other Expenses:
    Service Fee
                                      0.17%
    Administrative Service Fee
                                      0.15


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS PREFERRED CLASS                                                              $160  $496  $855  $1,867

INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
.. companies with their principal place of business or principal office outside the U.S.;
.. companies for which the principal securities trading market is outside the
  U.S.; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -22.30



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.70%
                                 LOWEST  Q3 '01  -21.16%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -22.30%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                           PAST 1 YEAR                      PAST 5 YEARS            PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS........               -22.30                              N/A                     N/A            -20.02
 Salomon Smith Barney DISC less
 than $2 Billion Index ........              -12.99                            -2.52                    2.43
 MSCI EAFE Small Cap Index/(1)/              -12.51                              N/A                     N/A
 Morningstar Foreign Stock
 Category .....................              -21.93                             2.34                    6.32
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   1.20%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.95%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                  NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         1     3       5      10
 ADVISORS SELECT CLASS                                                                $198  $612  $1,052  $2,275

LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -17.44



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.23%
                                 LOWEST  Q3 '01  -14.06%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -17.44%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -17.44              N/A              N/A           -17.92
 S&P 500 Index ........      -11.88            10.70            12.93
 Morningstar Large
 Blend Category.......       -13.68             8.87            11.31
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.45%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.20%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $122  $381  $660  $1,455
 ADVISORS PREFERRED CLASS                                                               104   325   563   1,248

LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Fund attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -24.75



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  13.49%
                                 LOWEST  Q1 '01  -23.45%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -24.75%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -24.75              N/A              N/A           -28.16
 Russell 1000 Growth
 Index ................      -20.42             8.27            10.79
 Morningstar Large
 Growth Category......       -23.63             8.24            10.03
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.55%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.30%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $132  $412  $713  $1,568

LARGECAP VALUE FUND
The Fund seeks.

MAIN STRATEGIES
The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:
.. determination that a stock is selling below its fair market value;
.. early recognition of changes in a company's underlying fundamentals such as management capabilities and trends in product development, sales and earnings .. evaluation of the sustainability of fundamental changes; and .. by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -7.80



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  6.65%
                                 LOWEST  Q3 '01  -11.61%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -7.80%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SELECT CLASS.                  -7.80                                   N/A                        N/A
 S&P 500/Barra Value
 Index ................                 -11.71                                  9.49                      13.09
 Russell 1000 Value
 Index/(1)/ ...........                  -5.59                                 11.14                      14.15
 Morningstar Large
 Value Category........                  -5.37                                  8.84                      11.88
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SELECT CLASS.       -4.57
 S&P 500/Barra Value
 Index ................
 Russell 1000 Value
 Index/(1)/ ...........
 Morningstar Large
 Value Category........
  Index performance does not r     t deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   0.45%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.20%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $122  $381  $660  $1,455

MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -3.93



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  9.23%
                                 LOWEST  Q3 '01  -10.69%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -3.93%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SELECT CLASS                  -3.93                                    N/A                        N/A
 S&P MidCap 400 Index .                 -0.60                                  16.11                      15.01
 Russell Midcap
 Index/(1)/ ...........                 -5.63                                  11.39                      13.57
 Morningstar Mid-Cap
 Blend Category.......                  -4.96                                   9.62                      12.26
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SELECT CLASS         0.12
 S&P MidCap 400 Index .
 Russell Midcap
 Index/(1)/ ...........
 Morningstar Mid-Cap
 Blend Category.......
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.40%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $143  $443  $766  $1,680

MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes to have sustainable competitive advantages and reasonable stock prices. It then constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over-and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -25.40



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  35.32%
                                 LOWEST  Q3 '01  -36.54%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -25.40%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -25.40              N/A              N/A           -26.66
 Russell Midcap Growth
 Index ................      -20.16             9.02            11.11
 Morningstar Mid-Cap
 Growth Category.......      -21.28             8.44            10.30
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   0.65%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.40%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $143  $443  $766  $1,680

MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, attempts to mirror the investment performance of the Index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.


The correlation between Fund and Index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.


MAIN RISKS
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.
If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

NOTE: "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The
     McGraw-Hill Companies, Inc. and have been licensed by the Manager. The Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -1.53



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  17.52%
                                 LOWEST  Q3 '01  -16.60%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -1.53%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.       -1.53              N/A              N/A            1.60
 S&P MidCap 400 Index .       -0.60            16.11            15.01
 Morningstar Mid-Cap
 Blend Category........       -4.96             9.62            12.26
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   0.15%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   0.90%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $92   $287  $498  $1,108

MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   2.72



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  11.03%
                                 LOWEST  Q3 '01  -10.99%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 2.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                     PAST 1 YEAR                           PAST 5 YEARS               PAST 10 YEARS
 ADVISORS SELECT CLASS                   2.72                                    N/A                        N/A
 S&P MidCap 400/Barra
 Value Index..........                   7.14                                  14.53                      15.22
 Russell Midcap Value
 Index/(1)/ ...........                  2.34                                  11.46                      14.41
 Morningstar Mid-Cap
 Value Category.......                   6.40                                  11.68                      13.81
  Index performance does not reflect deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.
                           LIFE OF FUND*
 ADVISORS SELECT CLASS         7.80
 S&P MidCap 400/Barra
 Value Index..........
 Russell Midcap Value
 Index/(1)/ ...........
 Morningstar Mid-Cap
 Value Category.......
  Index performance does not re    t deductions for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.
 ///(1)/
  This index is now the benchmark against which the Fund measures its performance. The Manager and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.65%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.40%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $143  $443  $766  $1,680

MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, Principal Capital - II, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
.. to take advantage of market variations;
.. to generate cash to cover sales of Fund shares by its shareholders; or .. upon revised credit opinions of the security's issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the sale of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
.. securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
.. securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
.. bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
.. commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
.. corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
.. repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
.. taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   3.28



                                TO OBTAIN THE FUND'S CURRENT YIELD, CALL
                                1-800-547-7754


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 3.28%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS      3.28          N/A            N/A             3.44
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.40%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.15%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $117  $365  $633  $1,398

PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including
Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 80% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
.. companies organized under the laws of Pacific Basin countries;
.. companies for which the principal securities trading market is in a Pacific
  Basin country; and
.. companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.


The global equity investment philosophy of BT Funds Management ("BT"), the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
.. rigorous proprietary stock research which enables their analysts to understand the:
  . quality of the company;
  . nature of its management;
  . nature of its industry competition; and . business valuation - the true "business value" of the company;
.. maintaining global coverage within the universe of investment choices; and .. maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes.

If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -26.89



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  0.83%
                                 LOWEST  Q3 '01  -20.16%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -26.89%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                         PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS     -26.89          N/A            N/A           -32.43
 MSCI Pacific Free
 Index-ND .............    -25.40        -7.80          -2.43
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category .............    -20.06        -7.89           1.77
  Index performance does not reflect deductions
  for fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -7.90



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  8.29%
                                 LOWEST  Q3 '01  -11.14%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -7.90%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        -7.90              N/A              N/A           -5.66
 S&P 500 Index ........      -11.88            10.70            12.93
 Morningstar Large
 Blend Category.......       -13.68             8.87            11.31
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.50%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791

PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal markets, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long-term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.


Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.


Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in non-leveraged futures and options. Non-leveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -18.40



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.47%
                                 LOWEST  Q1 '01  -19.72%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -18.40%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       -18.40              N/A              N/A           -21.87
 Russell 1000 Growth
 Index ................      -20.42             8.27            10.79
 Morningstar Large
 Growth Category......       -23.63             8.24            10.03
  Index performance does not reflect deductions for fees,
  expenses or taxes.
  * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees .......................   0.30
 Other Expenses* ..................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
  *Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

PARTNERS MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

Morgan Stanley, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows Morgan Stanley to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Morgan Stanley seeks to diversify the Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Fund may invest up to 25% of its assets in securities of foreign corporations.


Value Investing - Morgan Stanley analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. Morgan Stanley determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but Morgan Stanley may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, Morgan Stanley considers factors such as high valuation relative to other investment opportunities.


Growth Investing - Morgan Stanley focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, Morgan Stanley emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, Morgan Stanley considers factors such as deteriorating short or long-term earnings growth projections.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.55%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS          N/A              N/A              N/A           -1.90
 S&P MidCap 400 Index .       -0.60            16.11            15.01
 Morningstar Mid-Cap
 Blend Category.......        -4.96             9.62            12.26
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -28.04



                                The Fund's highest/lowest quarterly returns during this time period were:
                                 HIGHESTQ4 '0124.92%
                                 LOWEST  Q3 '01  -31.51%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -28.04%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -28.04              N/A              N/A           -29.53
 Russell Midcap Growth
 Index ................      -20.16             9.02            11.11
 Morningstar Mid-Cap
 Growth Category.......      -21.28             8.44            10.30
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................    1.00%
 12b-1 Fees........................   0..30
 Other Expenses*...................    0.45
                                       ----
      TOTAL FUND OPERATING EXPENSES    1.75%
 * Other Expenses:
    Service Fee                        0.25%
    Administrative Service Fee         0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
.. strong fundamentals, such as a company's financial, operational and competitive positions;
.. consistent cash flow; and
.. a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Fund's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -2.52



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  10.01%
                                 LOWEST  Q3 '01  -10.56%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -2.52%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        -2.52              N/A              N/A            3.52
 Russell Midcap Value
 Index ................        2.34            11.46            14.41
 Morningstar Mid-Cap
 Value Category.......         6.40            11.68            13.81
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    1.00%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fundmay invest up to 25% of its assets in securities of foreign companies.

UBS Global AM, the Sub-Advisor, seeks to invest in companies with strong business franchises and attractive competitive positions that generate rapidly rising earnings (or profits). In the overall small capitalization universe, UBS Global AM targets companies with earnings growth in the top 40%. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


UBS Global AM may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As UBS Global AM allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -20.88



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  29.65%
                                 LOWEST  Q3 '01  -31.33%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -20.88%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.      -20.88              N/A              N/A           -28.87
 S&P SmallCap 600/Barra
 Growth Index..........       -1.19             7.04              N/A
 Morningstar Small
 Growth Category.......       -9.02             8.94            10.89
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   1.00%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

REAL ESTATE FUND
The Fund seeks to generate a total return.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
.. equity REITs, which primarily own property and generate revenue from rental income;
.. mortgage REITs, which invest in real estate mortgages; and .. hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Fund, the Sub-Advisor, Principal Capital - REI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
.. declines in the value of real estate
.. risks related to general and local economic conditions
.. dependency on management skills
.. heavy cash flow dependency
.. possible lack of available mortgage funds
.. overbuilding
.. extended vacancies in properties
.. increases in property taxes and operating expenses
.. changes in zoning laws
.. expenses incurred in the cleanup of environmental problems
.. casualty or condemnation losses
.. changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
.. are dependent upon management skills and might not be diversified;
.. are subject to cash flow dependency and defaults by borrowers; and .. could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   7.49



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q2 '01  9.76%
                                 LOWEST  Q1 '01  -4.05%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 7.49%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                          PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        7.49            N/A            N/A            10.45
 Morgan Stanley REIT
 Index ................      12.83           6.11            N/A
 Morningstar Specialty
 - Real Estate Category       8.93           6.19           9.99
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.85%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.60%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $163  $505  $871  $1,900

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   6.66



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  18.03%
                                 LOWEST  Q3 '01  -12.17%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 6.66%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS        6.66               N/A              N/A           12.11
 Russell 2000 Index ...       2.49              7.52            11.51
 Morningstar Small
 Blend Category.......        8.41             10.91            13.25
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.50%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791

SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the

Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   0.69



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  33.46%
                                 LOWEST  Q3 '01  -33.27%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 0.69%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.        0.69              N/A              N/A           -3.29
 Russell 2000 Growth
 Index ................       -9.23             2.87             7.19
 Morningstar Small
 Growth Category......        -9.02             8.94            10.89
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.50%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791

SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   9.33



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  14.53%
                                 LOWEST  Q3 '01  -12.34%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is 9.33%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.        9.33              N/A              N/A           15.37
 Russell 2000 Value
 Index ................       14.02            11.20            15.11
 Morningstar Small
 Value Category.......        17.31            11.29            13.47
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees..................    0.75%
 12b-1 Fees.......................    0.30
 Other Expenses*..................    0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.50%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $153  $474  $818  $1,791

TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT Funds Management ("BT"), believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

BT selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
.. business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
.. quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
.. business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.


MAIN RISKS
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.


Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments. In addition, an investor must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Fund's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO
 2001   -30.72



                                The Fund's highest/lowest quarterly returns
                                during this
                                time period were:
                                 HIGHEST Q4 '01  21.31%
                                 LOWEST  Q3 '01  -26.82%


The year-to-date return as of December 31, 2001 for the Advisors Select Class is -30.72%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                          PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS.     -30.72            N/A             N/A           -37.37
 MSCI Global Tech. and
 Telecommunications
 Index.................     -28.28            N/A             N/A
 Morningstar Specialty
 - Technology Category      -38.21           9.41           18.04
  Index performance does not reflect deductions for
  fees, expenses or taxes.
 * The Fund's SEC effective date was December 6, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                     ADVISORS
                                      SELECT
                                      CLASS
 Management Fees...................   1.00%
 12b-1 Fees........................   0.30
 Other Expenses*...................   0.45
                                      ----
      TOTAL FUND OPERATING EXPENSES   1.75%
 * Other Expenses:
    Service Fee                       0.25%
    Administrative Service Fee        0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 ADVISORS SELECT CLASS                                                                 $178  $551  $949  $2,062

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
BALANCED FUND ADVISORS
SELECT/ //(1)/           -5.71   -5.71    N/A    N/A    N/A   -5.77         -5.71
Invista Balanced                                                       -
Composite                -3.01   -3.01   1.17   6.87   9.31                 -3.01
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT/ (1)/    6.76    6.76    N/A    N/A    N/A    7.57          6.76
Principal Capital - II
Multi Sector Fixed
Income Composite          8.43    8.43   6.48   7.50   7.56                  8.43
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

CAPITAL PRESERVATION
FUND ADVISORS SELECT/
(2)/                       N/A     N/A    N/A    N/A    N/A    2.07
 Lehman Brothers
 Mutual Fund U.S.
 Government 1-3 Year
 Index                    8.53    8.53   6.53   6.64   6.03                  8.53
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

EUROPEAN FUND ADVISORS
SELECT/ (1)/            -23.43  -23.43    N/A    N/A    N/A  -18.83        -23.43
BT European Composite   -24.64  -24.64  -5.15   7.12    N/A            -   -24.64
 MSCI Europe (15)
 Index-ND               -19.90  -19.90  -5.26   6.24   9.64                -19.90
 Morningstar Europe
 Stock Category         -21.43  -21.43  -1.19   5.30   8.77                -21.43

GOVERNMENT SECURITIES
FUND ADVISORS SELECT/
(1)/                      6.27    6.27    N/A    N/A    N/A    6.81          6.27
Principal Capital - II
Mortgage Backed
Securities Composite      7.51    7.51   6.17   7.21   6.81                  7.51
 Lehman Brothers
 Mortgage Backed
 Securities Index         8.22    8.22   7.01   7.49   7.10                  8.22
 Morningstar
 Intermediate
 Government Category      6.84    6.84   5.33   6.33   6.21                  6.84

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/    6.62    6.62    N/A    N/A    N/A    7.45          6.62
Principal Capital - II
Multi Sector High
Quality Fixed Income
Composite                 8.32    8.32   6.03   7.13    N/A                  8.32
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar
 Intermediate-Term
 Bond Category            7.36    7.36   5.12   6.29   6.70                  7.36

HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS SELECT/
 (1)/                     5.35    5.35    N/A    N/A    N/A    6.66          5.35
Principal Capital - II
Long Term Fixed Income
Composite                 8.05    8.05   3.36    N/A    N/A                  8.05
 Lehman Brothers Long
 Term Gov't./Credit
 Bond Index               7.26    7.26   4.79   8.05   8.42                  7.26
 Morningstar Long-Term
 Bond Category            7.51    7.51   4.53   6.09   7.08                  7.51

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000   1999   1998   1997   1996   1995   1994   1993    1992
                        ----------------------------------------------------------------
BALANCED FUND ADVISORS
SELECT/ //(1)/
Invista Balanced         -6.47   2.20  12.17  20.03  10.69  26.88  -1.63  14.25   10.73
Composite
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 S&P 500 Index           -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08    7.62
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar Domestic     2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07    8.22
 Hybrid Category

BOND & MORTGAGE
SECURITIES FUND
 ADVISORS SELECT/ (1)/
Principal Capital - II   12.00  -0.57   7.97  10.16   3.94  18.41  -2.05  10.67    8.25
Multi Sector Fixed
Income Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

CAPITAL PRESERVATION
FUND ADVISORS SELECT/
(2)/
 Lehman Brothers          8.17   2.97   6.97   6.65   5.08  10.84   0.52   5.39    6.25
 Mutual Fund U.S.
 Government 1-3 Year
 Index
 Morningstar              8.14   2.12   6.28   6.51   4.35  11.48  -0.86   6.86    6.15
 Short-Term Bond
 Category

EUROPEAN FUND ADVISORS
SELECT/ (1)/
BT European Composite   -15.51  33.95  30.86  26.33  41.31   9.36   8.49  43.12
 MSCI Europe (15)        -8.39  15.89  28.53  23.80  21.09  21.62   2.28  29.28   -4.71
 Index-ND
 Morningstar Europe      -6.58  26.11  21.56  18.42  24.99  16.26   2.52  28.15   -6.82
 Stock Category

GOVERNMENT SECURITIES
FUND ADVISORS SELECT/
(1)/
Principal Capital - II   11.08   0.22   7.62   9.97   3.90  19.10  -4.41   9.21    6.13
Mortgage Backed
Securities Composite
 Lehman Brothers         11.16   1.85   6.97   9.49   5.36  16.80  -1.61   6.84    6.96
 Mortgage Backed
 Securities Index
 Morningstar             10.76  -1.44   7.45   8.45   2.80  16.42  -4.02   8.03    6.39
 Intermediate
 Government Category

HIGH QUALITY
INTERMEDIATE-TERM BOND
FUND
 ADVISORS SELECT/ (1)/
Principal Capital - II   10.71  -0.57   8.28   9.32
Multi Sector High
Quality Fixed Income
Composite
 Lehman Brothers         11.63  -0.82   8.69   9.65   3.63  13.47  -2.92   9.75    7.40
 Aggregate Bond Index
 Morningstar              9.45  -1.22   7.42   8.76   3.30  17.35  -3.73  10.39    7.20
 Intermediate-Term
 Bond Category

HIGH QUALITY LONG-TERM
BOND FUND
  ADVISORS SELECT/
 (1)/
Principal Capital - II   10.40  -7.41  10.39   4.85
Long Term Fixed Income
Composite
 Lehman Brothers Long    16.16  -7.64  11.76  14.52   0.13  29.93  -7.10  16.17    8.53
 Term Gov't./Credit
 Bond Index
 Morningstar Long-Term    9.26  -2.78   6.51  10.53   3.54  21.33  -6.13  13.34    7.98
 Bond Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
06/15/01

                        ----------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS SELECT/
 //(1)/                   6.44    6.44    N/A    N/A    N/A    7.09          6.44
Principal Capital - II
Limited Term Fixed
Income Composite          7.19    7.19   5.62   6.05    N/A                  7.19
 Lehman Brothers
 Mutual Fund 1-5
 Gov't./Credit Index      9.03    9.03   6.62   6.92   6.49                  9.03
 Morningstar
 Short-Term Bond
 Category                 7.32    7.32   5.82   5.99   5.89                  7.32

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS SELECT/ (1)/   -4.06   -4.06    N/A    N/A    N/A   -4.78         -4.06
Invista International
Emerging Markets
Equity Composite         -3.66   -3.66   3.88   0.57    N/A                 -3.66
 MSCI Emerging Markets
 Free Index-ID           -4.91   -4.91   2.01  -7.80   0.95                 -4.91
 Morningstar
 Diversified Emerging
 Markets Category        -3.73   -3.73   4.45  -4.79   0.89                 -3.73

INTERNATIONAL FUND II
ADVISORS SELECT/ (1)/   -21.75  -21.75    N/A    N/A    N/A  -20.81        -21.75
BT International
Composite               -21.75  -21.75    N/A    N/A    N/A                -21.75
 MSCI EAFE (Europe,
 Australia, Far East)
 Index-ND               -21.44  -21.44  -5.05   0.89   4.46                -21.44
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

INTERNATIONAL SMALLCAP
FUND ADVISORS SELECT/
(1)/                    -22.30  -22.30    N/A    N/A    N/A  -20.02        -22.30
Invista International
Small Cap Equity
Composite               -21.87  -21.87   8.80  11.01    N/A                -21.87
 MSCI EAFE Small Cap
 Index                  -12.51  -12.51  -1.07    N/A    N/A                -12.51
 Morningstar Foreign
 Stock Category         -21.93  -21.93  -1.67   2.34   6.32                -21.93

LARGECAP BLEND FUND
ADVISORS SELECT/ (1)/   -17.44  -17.44    N/A    N/A    N/A  -17.92        -17.44
Invista Large Cap
Blend Composite         -17.50  -17.50  -7.38   5.13    N/A                -17.50
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LARGECAP GROWTH FUND
ADVISORS SELECT/ (1)/   -24.75  -24.75    N/A    N/A    N/A  -28.16        -24.75
Invista Large Cap
Quality Growth
Composite               -25.45  -25.45    N/A    N/A    N/A                -25.45
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

LARGECAP VALUE FUND
ADVISORS SELECT/ (1)/    -7.80   -7.80    N/A    N/A    N/A   -4.57         -7.80
Invista Large Cap
Value Composite          -8.30   -8.30  -3.99   5.32    N/A                 -8.30
 Russell 1000 Value
 Index                   -5.59   -5.59   2.74  11.14  14.15                 -5.59
 Morningstar Large
 Value Category          -5.37   -5.37   2.31   8.84  11.88                 -5.37

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000   1999    1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
HIGH QUALITY
SHORT-TERM BOND FUND
 ADVISORS SELECT/
 //(1)/
Principal Capital - II    8.81   1.05    6.79    6.64   4.88
Limited Term Fixed
Income Composite
 Lehman Brothers          8.91   2.09    7.63    7.13   4.67  12.88  -0.72   7.10     6.83
 Mutual Fund 1-5
 Gov't./Credit Index
 Morningstar              8.14   2.12    6.28    6.51   4.35  11.48  -0.86   6.86     6.15
 Short-Term Bond
 Category

INTERNATIONAL EMERGING
MARKETS FUND
 ADVISORS SELECT/ (1)/
Invista International   -28.63  63.25  -17.59   11.38  25.57   7.46
Emerging Markets
Equity Composite
 MSCI Emerging Markets  -31.86  63.70  -27.52  -13.41   3.92  -6.95  -8.67  71.26
 Free Index-ID
 Morningstar            -31.11  71.86  -27.03   -3.68  13.35  -3.45  -9.27  73.26     0.26
 Diversified Emerging
 Markets Category

INTERNATIONAL FUND II
ADVISORS SELECT/ (1)/
BT International
Composite
 MSCI EAFE (Europe,     -14.17  26.96   20.00    1.78   6.05  11.21   7.78  32.56   -12.17
 Australia, Far East)
 Index-ND
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

INTERNATIONAL SMALLCAP
FUND ADVISORS SELECT/
(1)/
Invista International   -11.70  86.79   13.24   15.62  40.53   3.61
Small Cap Equity
Composite
 MSCI EAFE Small Cap     -7.56  19.73
 Index
 Morningstar Foreign    -15.66  44.49   13.00    5.43  12.39   9.82  -0.40  36.71    -4.54
 Stock Category

LARGECAP BLEND FUND
ADVISORS SELECT/ (1)/
Invista Large Cap       -12.12   9.57   24.70   29.66  24.35
Blend Composite
 S&P 500 Index           -9.11  21.04   28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97  19.72   21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

LARGECAP GROWTH FUND
ADVISORS SELECT/ (1)/
Invista Large Cap       -10.24
Quality Growth
Composite
 Russell 1000 Growth    -22.42  33.16   38.71   30.49  23.12  37.19   2.66   2.90     5.00
 Index
 Morningstar Large      -14.09  39.72   33.56   25.00  18.95  32.27  -2.32  10.31     5.83
 Growth Category

LARGECAP VALUE FUND
ADVISORS SELECT/ (1)/
Invista Large Cap         3.88  -7.12   18.04   28.94  22.18
Value Composite
 Russell 1000 Value       7.02   7.35   15.63   35.18  21.64  38.35  -1.99  18.12    13.81
 Index
 Morningstar Large        5.47   6.63   13.10   27.01  20.79  32.28  -0.81  13.25     9.89
 Value Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
MIDCAP BLEND FUND
ADVISORS SELECT/
//(1)/                   -3.93   -3.93    N/A    N/A    N/A    0.12         -3.93
Invista Mid Cap Blend                                                  -
Composite                -3.49   -3.49   7.16   9.99  11.31                 -3.49
 Russell Midcap Index    -5.63   -5.63   6.49  11.39  13.57                 -5.63
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP GROWTH FUND
ADVISORS SELECT/ (1)/   -25.40  -25.40    N/A    N/A    N/A  -26.66        -25.40
Invista Mid Cap Growth
Composite               -27.92  -27.92   5.25   8.55    N/A                -27.92
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

MIDCAP S&P 400 INDEX
FUND ADVISORS SELECT/
(1)/                     -1.53   -1.53    N/A    N/A    N/A    1.60         -1.53
Invista S&P 400 Index
Composite                -1.25   -1.25    N/A    N/A    N/A                 -1.25
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

MIDCAP VALUE FUND
ADVISORS SELECT/ (1)/     2.72    2.72    N/A    N/A    N/A    7.80          2.72
Invista Mid Cap Value
Composite                 3.67    3.67   0.70   7.39  10.96                  3.67
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

MONEY MARKET FUND
ADVISORS SELECT/ (1)/     3.28    3.28    N/A    N/A    N/A    3.44          3.28
Principal Capital - II
Money Market Composite    4.33    4.33   5.07   5.09   4.55                  4.33

PACIFIC BASIN FUND
ADVISORS SELECT/ (1)/   -26.89  -26.89    N/A    N/A    N/A  -32.43        -26.89
BT Pacific Basin
Composite               -24.79  -24.79   6.44  -1.37    N/A                -24.79
 MSCI Pacific Free
 Index-ND               -25.40  -25.40  -4.44  -7.80  -2.43                -25.40
 Morningstar
 Diversified
 Pacific/Asia Stock
 Category               -20.06  -20.06   0.18  -7.89   1.77                -20.06

PARTNERS LARGECAP
BLEND FUND ADVISORS
SELECT/ (1)/             -7.90   -7.90    N/A    N/A    N/A   -5.66         -7.90
Federated Core Equity
Composite                -5.75   -5.75   9.53  15.80    N/A                 -5.75
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999   1998    1997   1996   1995   1994   1993     1992
                        -------------------------------------------------------------------
MIDCAP BLEND FUND
ADVISORS SELECT/
//(1)/
Invista Mid Cap Blend    13.49   12.37   4.72   24.95  18.66  33.39   5.46  -0.26     9.01
Composite
 Russell Midcap Index     8.25   18.23  10.10   29.01  19.00  34.46  -2.09  14.30    16.34
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP GROWTH FUND
ADVISORS SELECT/ (1)/
Invista Mid Cap Growth   -4.81   69.96   2.48   26.15  13.40
Composite
 Russell Midcap Growth  -11.74   51.29  17.86   22.54  17.48  33.98  -2.16  11.19     8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90  17.51   17.05  16.99  34.79  -1.03  15.64     9.03
 Growth Category

MIDCAP S&P 400 INDEX
FUND ADVISORS SELECT/
(1)/
Invista S&P 400 Index    16.41
Composite
 S&P MidCap 400 Index    17.51   14.72  19.11   32.25  19.20  30.95  -3.58  13.95    11.91
 Morningstar Mid-Cap      3.37   18.70   6.77   26.45  20.44  28.71  -1.61  14.50    14.93
 Blend Category

MIDCAP VALUE FUND
ADVISORS SELECT/ (1)/
Invista Mid Cap Value     6.32   -7.36   3.25   35.49  16.03  41.18   0.98  11.43     7.57
Composite
 Russell Midcap Value    19.18   -0.11   5.09   34.37  20.26  34.93  -2.13  15.62    21.68
 Index
 Morningstar Mid-Cap     16.82    7.78   3.92   26.04  20.50  29.27  -1.11  17.11    13.54
 Value Category

MONEY MARKET FUND
ADVISORS SELECT/ (1)/
Principal Capital - II    6.21    4.71   5.13    5.10   4.95   5.53   3.69   2.59     3.40
Money Market Composite

PACIFIC BASIN FUND
ADVISORS SELECT/ (1)/
BT Pacific Basin        -31.01  132.40   7.35  -27.91
Composite
 MSCI Pacific Free      -25.78   56.65   2.72  -25.87  -8.30   2.95  12.76  36.21   -18.56
 Index-ND
 Morningstar            -35.75   92.50  -5.91  -27.90   4.02   2.39  -5.49  59.02    -3.03
 Diversified
 Pacific/Asia Stock
 Category

PARTNERS LARGECAP
BLEND FUND ADVISORS
SELECT/ (1)/
Federated Core Equity    -3.31   44.20  20.71   31.30  18.98
Composite
 S&P 500 Index           -9.11   21.04  28.58   33.36  22.96  37.58   1.32  10.08     7.62
 Morningstar Large       -6.97   19.72  21.95   27.43  20.37  31.99  -1.08  11.12     7.62
 Blend Category

/(1) /Fund's inception
12/06/00

                        -------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT /(1)/  -18.40  -18.40    N/A    N/A    N/A  -21.87        -18.40
American Century Large
Cap Growth Equity
Composite               -18.66  -18.66  -2.25  10.55   8.36                -18.66
 Russell 1000 Growth
 Index                  -20.42  -20.42  -6.32   8.27  10.79                -20.42
 Morningstar Large
 Growth Category        -23.63  -23.63  -3.14   8.24  10.03                -23.63

PARTNERS MIDCAP BLEND
FUND ADVISORS SELECT
/(2)/                      N/A     N/A    N/A    N/A    N/A   -1.90
Morgan Stanley MidCap
Blend Composite          -3.50   -3.50   8.97  15.90    N/A                 -3.50
 S&P MidCap 400 Index    -0.60   -0.60  10.24  16.11  15.01                 -0.60
 Morningstar Mid-Cap
 Blend Category          -4.96   -4.96   5.54   9.62  12.26                 -4.96

PARTNERS MIDCAP GROWTH
FUND ADVISORS SELECT
/(1)/                   -28.04  -28.04    N/A    N/A    N/A  -29.53        -28.04
Turner Midcap Growth
Composite               -28.17  -28.17  14.50  22.00    N/A                -28.17
 Russell Midcap Growth
 Index                  -20.16  -20.16   2.16   9.02  11.11                -20.16
 Morningstar Mid-Cap
 Growth Category        -21.28  -21.28   5.09   8.44  10.30                -21.28

PARTNERS MIDCAP VALUE
FUND ADVISORS SELECT
/(1)/                    -2.52   -2.52    N/A    N/A    N/A    3.52         -2.52
Neuberger Berman
MidCap Value Composite   -2.20   -2.20  11.08  10.19  14.21                 -2.20
 Russell Midcap Value
 Index                    2.34    2.34   6.81  11.46  14.41                  2.34
 Morningstar Mid-Cap
 Value Category           6.40    6.40  10.30  11.68  13.81                  6.40

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT /(1)/  -20.88  -20.88    N/A    N/A    N/A  -28.87        -20.88
Federated Small Cap
Growth Equity
Composite               -16.50  -16.50  -4.29   4.59    N/A                -16.50
 S&P SmallCap
 600/Barra Growth
 Index                   -1.19   -1.19   5.91   7.04    N/A                 -1.19
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

REAL ESTATE FUND
ADVISORS SELECT /(1)/     7.49    7.49    N/A    N/A    N/A   10.45          7.49
Principal Capital -
REI Real Estate
Composite                 8.73    8.73  11.41   8.28    N/A                  8.73
 Morgan Stanley REIT
 Index                   12.83   12.83  10.94   6.11    N/A                 12.83
 Morningstar Specialty
 - Real Estate
 Category                 8.93    8.93  10.12   6.19   9.99                  8.93

SMALLCAP BLEND FUND
ADVISORS SELECT /(1)/     6.66    6.66    N/A    N/A    N/A   12.11          6.66
Invista Small Company                                                  -
Blend Composite           1.79    1.79   8.06    N/A    N/A                  1.79
 Russell 2000 Index       2.49    2.49   6.42   7.52  11.51                  2.49
 Morningstar Small
 Blend Category           8.41    8.41  11.84  10.91  13.25                  8.41

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                               ANNUAL PERFORMANCE
                                            (YEAR ENDED DECEMBER 31)


                         2000    1999    1998   1997   1996   1995   1994   1993    1992
                        ------------------------------------------------------------------
PARTNERS LARGECAP
GROWTH FUND II
 ADVISORS SELECT /(1)/
American Century Large  -14.71   34.68   36.77  29.28  14.92  20.35  -1.49   3.76   -4.29
Cap Growth Equity
Composite
 Russell 1000 Growth    -22.42   33.16   38.71  30.49  23.12  37.19   2.66   2.90    5.00
 Index
 Morningstar Large      -14.09   39.72   33.58  25.00  18.95  32.27  -2.32  10.31    5.83
 Growth Category

PARTNERS MIDCAP BLEND
FUND ADVISORS SELECT
/(2)/
Morgan Stanley MidCap    11.74   19.99   15.78  39.58  40.77  32.71
Blend Composite
 S&P MidCap 400 Index    17.51   14.72   19.11  32.25  19.18  30.92  -3.59  13.93   11.90
 Morningstar Mid-Cap      3.37   18.70    6.77  26.45  20.44  28.71  -1.61  14.50   14.93
 Blend Category

PARTNERS MIDCAP GROWTH
FUND ADVISORS SELECT
/(1)/
Turner Midcap Growth     -8.10  126.09   26.33  41.77
Composite
 Russell Midcap Growth  -11.74   51.29   17.86  22.54  17.48  33.98  -2.16  11.19    8.71
 Index
 Morningstar Mid-Cap     -6.90   63.90   17.51  17.05  16.99  34.79  -1.03  15.64    9.03
 Growth Category

PARTNERS MIDCAP VALUE
FUND ADVISORS SELECT
/(1)/
Neuberger Berman         29.70    8.04  -10.66  32.66  28.08  35.23  -1.89  16.44   17.52
MidCap Value Composite
 Russell Midcap Value    19.18   -0.11    5.09  34.37  20.26  34.93  -2.13  15.62   21.68
 Index
 Morningstar Mid-Cap     16.82    7.78    3.92  26.04  20.50  29.27  -1.11  17.11   13.54
 Value Category

PARTNERS SMALLCAP
GROWTH FUND II
 ADVISORS SELECT /(1)/
Federated Small Cap     -50.79  113.36    8.90  31.09
Growth Equity
Composite
 S&P SmallCap             0.57   19.57    2.29  15.67  16.09  29.07  -5.47
 600/Barra Growth
 Index
 Morningstar Small       -5.71   61.45    4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

REAL ESTATE FUND
ADVISORS SELECT /(1)/
Principal Capital -      31.15   -3.01  -10.20  19.83
REI Real Estate
Composite
 Morgan Stanley REIT     26.81   -4.55  -16.90  18.58  35.89  12.90
 Index
 Morningstar Specialty   25.83   -3.35  -15.79  23.05  31.68  15.17  -0.62  21.11   15.87
 - Real Estate
 Category

SMALLCAP BLEND FUND
ADVISORS SELECT /(1)/
Invista Small Company    19.86   12.50  -11.27  15.89
Blend Composite
 Russell 2000 Index      -3.02   21.26   -2.55  22.36  16.50  28.45  -1.82  18.88   18.41
 Morningstar Small       12.84   18.18   -3.64  26.12  19.66  25.51  -0.97  16.65   14.39
 Blend Category

/(1) /Fund's inception
12/06/00
/(2) /Fund's inception
03/01/01

                        ------------------------------------------------------------------

PERFORMANCE RESULTS - ADDITIONAL FOUNDATION FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
SMALLCAP GROWTH FUND
ADVISORS SELECT/
//(1)/                    0.69    0.69    N/A    N/A    N/A   -3.29          0.69
Invista Small Company
Growth Composite         -0.41   -0.41   3.10   7.57    N/A                 -0.41
 Russell 2000 Growth
 Index                   -9.23   -9.23   0.25   2.87   7.19                 -9.23
 Morningstar Small
 Growth Category         -9.02   -9.02   9.32   8.94  10.89                 -9.02

SMALLCAP VALUE FUND
ADVISORS SELECT/ (1)/     9.33    9.33    N/A    N/A    N/A   15.37          9.33
Invista Small Cap
Value Composite           8.93    8.93   3.59   6.90    N/A                  8.93
 Russell 2000 Value
 Index                   14.02   14.02  11.32  11.20  15.11                 14.02
 Morningstar Small
 Value Category          17.31   17.31  13.02  11.29  13.47                 17.31

TECHNOLOGY FUND
ADVISORS SELECT/ (1)/   -30.72  -30.72    N/A    N/A    N/A  -37.37        -30.72
BT Technology
Composite               -31.81  -31.81    N/A    N/A    N/A                -31.81
 MSCI Global Tech. and
 Telecommunications
 Index                  -28.28  -28.28    N/A    N/A    N/A                -28.28
 Morningstar Specialty
 - Technology Category  -38.21  -38.21  -1.20   9.41  18.04                -38.21

/(1) /Fund's inception
12/06/00

                        ----------------------------------------------     --------
                                              ANNUAL PERFORMANCE
                                           (YEAR ENDED DECEMBER 31)


                         2000    1999   1998   1997   1996   1995   1994   1993    1992
                        -----------------------------------------------------------------
SMALLCAP GROWTH FUND
ADVISORS SELECT/
//(1)/
Invista Small Company   -33.86   66.37  -2.47  34.77  14.19
Growth Composite
 Russell 2000 Growth    -22.43   43.09   1.23  12.95  11.26  31.04  -2.43  13.36    7.77
 Index
 Morningstar Small       -5.71   61.45   4.49  18.19  19.99  35.44  -0.28  16.70   11.99
 Growth Category

SMALLCAP VALUE FUND
ADVISORS SELECT/ (1)/
Invista Small Cap        12.05   -8.92  -6.03  33.65  28.44
Value Composite
 Russell 2000 Value      22.83   -1.49  -6.45  31.78  21.37  25.75  -1.27  23.84   29.14
 Index
 Morningstar Small       16.98    4.49  -6.99  30.04  25.53  25.13  -0.81  16.72   20.29
 Value Category

TECHNOLOGY FUND
ADVISORS SELECT/ (1)/
BT Technology
Composite
 MSCI Global Tech. and
 Telecommunications
 Index
 Morningstar Specialty  -33.13  136.50  52.41   9.58  20.31  42.89  13.18  24.07   13.03
 - Technology Category

/(1) /Fund's inception
12/06/00

                        -----------------------------------------------------------------

 PRINCIPAL LIFETIME FUNDS

PRINCIPAL LIFETIME 2010 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 40% of the Fund's assets are invested in equity securities and 60% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2010, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2010 or fund a cashflow need in the year 2010.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              25.1%    Partners LargeCap           4.4%
      Securities                            Growth I
      Government Securities        16.7     Partners LargeCap Value     7.8
      High-Quality Short-Term      13.9     Partners SmallCap           2.2
      Bond                                  Growth I
      International I               8.9     SmallCap Growth             2.2
      LargeCap Growth               6.5     SmallCap Value              4.5
      LargeCap Value                7.8



Based on this allocation, the weighted average management fee of the underlying funds is 0.58%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.50%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A            0.24
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Domestic
 Hybrid Category......        -4.01              7.01            8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

  *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

PRINCIPAL LIFETIME 2020 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 50% of the Fund's assets are invested in equity securities and 50% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2020, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2020 or fund a cashflow need in the year 2020.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage Securities    26.9%    Partners LargeCap          6.6%
                                             Growth I
      Government Securities         17.9     Partners LargeCap          8.9
                                             Value
      International Emerging         2.2     Partners SmallCap          2.7
      Markets                                Growth I
      International I                8.8     SmallCap Growth            2.8
      LargeCap Growth                7.6     SmallCap Value             5.6
      LargeCap Value                10.0



Based on this allocation, the weighted average management fee of the underlying funds is 0.63%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.77%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A            0.13
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Domestic
 Hybrid Category......        -4.01              7.01            8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

PRINCIPAL LIFETIME 2030 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 60% of the Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2030 or fund a cashflow need in the year 2030.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds as follows:

      Bond & Mortgage              20.3%    Partners LargeCap           7.6%
      Securities                            Growth I
      Government Securities        13.5     Partners LargeCap          12.2
                                            Value
      International Emerging        2.2     Partners SmallCap           3.3
      Markets                               Growth I
      International I              11.0     SmallCap Growth             3.4
      LargeCap Growth               8.7     SmallCap Value              6.7
      LargeCap Value               11.1



Based on this allocation, the weighted average management fee of the underlying funds is 0.66%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 0.07%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A           -0.90
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Domestic
 Hybrid Category......        -4.01              7.01            8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

PRINCIPAL LIFETIME 2040 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 70% of the Fund's assets are invested in equity securities and 30% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2040, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2040 or fund a cashflow need in the year 2040.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              13.7%    LargeCap Value             13.3%
      Securities
      Government Securities         9.1     Partners LargeCap           9.8
                                            Growth I
      International Emerging        2.0     Partners LargeCap          13.3
      Markets                               Value
      International I              11.0     Partners SmallCap           3.9
                                            Growth I
      International SmallCap        2.0     SmallCap Growth             3.9
      LargeCap Growth               9.7     SmallCap Value              7.9

Based on this allocation, the weighted average management fee of the underlying funds is 0.69%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.91%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A            0.96
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Domestic
 Hybrid Category......        -4.01              7.01            8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

PRINCIPAL LIFETIME 2050 FUND
The Fund seeks a total return consisting of long-term growth of capital and current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 80% of the Fund's assets are invested in equity securities and 20% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


Over time, shifts in the allocations to the underlying funds will be designed to accommodate investors progressing from asset accumulation years to income-generation years. Invista intends to allocate the Fund's assets so that approximately five to ten years after the year 2050, the Fund's assets in the underlying funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors expecting to retire around the year 2050 or fund a cashflow need in the year 2050.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage               7.1%    LargeCap Value             15.5%
      Securities
      Government Securities         4.7     Partners LargeCap          10.9
                                            Growth I
      International Emerging        3.3     Partners LargeCap          15.5
      Markets                               Value
      International I              11.0     Partners SmallCap           4.4
                                            Growth I
      International SmallCap        3.3     SmallCap Growth             4.5
      LargeCap Growth              10.8     SmallCap Value              9.0

Based on this allocation, the weighted average management fee of the underlying funds is 0.73%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is -0.40%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A           -1.65
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Large
 Blend Category.......       -13.68              8.87           11.31
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

PRINCIPAL LIFETIME STRATEGIC INCOME FUND
The Fund seeks high current income.

MAIN STRATEGIES
To pursue its goal, the Fund invests in shares of other Principal Investors Funds (the "underlying funds") which are described in this prospectus. The underlying funds are intended to give the Fund moderate exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisor, Invista, may add or substitute underlying funds in which the Fund invests.

Currently, approximately 25% of the Fund's assets are invested in equity securities and 75% in fixed-income securities. In deciding how to allocate the Fund's assets among the underlying funds, Invista considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Fund must invest in any underlying fund.


MAIN RISKS
The Fund's investments are concentrated in the underlying funds and, as a result, the Fund's performance is directly related to their performance. The Fund's ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives. Consequently, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of the Fund's assets rise or fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid, the investor will lose money.


Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular underlying fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, Invista's assessment of the potential growth of underlying funds held by the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain underlying funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an underlying fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain underlying funds invest change daily. Their prices reflect changes is interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.


INVESTOR PROFILE
The Fund is generally a suitable investment for investors in retirement.

FUND ALLOCATION
As of December 31, 2001, the Fund's assets were allocated among the following underlying funds:

      Bond & Mortgage              20.1%    Money Market                9.4%
      Securities
      Government Securities        13.4     Partners LargeCap           4.4
                                            Growth I
      High-Quality Short-Term      23.9     Partners LargeCap Value     5.5
      Bond
      International I               6.7     Partners SmallCap           1.6
                                            Growth I
      LargeCap Growth               4.3     SmallCap Growth             1.7
      LargeCap Value                5.6     SmallCap Value              3.4

Based on this allocation, the weighted average management fee of the underlying funds is 0.54%. The combined total expenses for the Fund may be higher or lower depending on the allocation of its assets among the underlying funds.

As the inception date of the Fund is March 2001, only limited historical performance data is available. The year-to-date return as of March 31, 2002 is 1.23%

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                           PAST 1 YEAR      PAST 5 YEARS    PAST 10 YEARS    LIFE OF FUND*
 ADVISORS SELECT CLASS       N/A               N/A                N/A            1.13
 S&P 500 Index ........      -11.88             10.70           12.93
 Lehman Brothers
 Aggregate Bond Index .        8.42              7.43            7.23
 Morningstar Domestic
 Hybrid Category......        -4.01              7.01            8.98
  Index performance does not reflect deductions for fees,
  expenses or taxes.
 * The Fund's SEC effective date was March 1, 2001.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS

 FUND OPERATING EXPENSES

                                               ADVISORS
                                                SELECT
                                                CLASS
                                               0.1225%
 Management Fees*..................
 12b-1 Fees........................            0.3000
 Other Expenses**..................            0.4500
                                               ------
          TOTAL FUND OPERATING EXPENSES        0.8725%

 *The Fund as a shareholder in the underlying funds, indirectly bears it pro rata share of the management fees incurred by each underlying fund. The Fund's investment return is net of the underlying funds' management fees. The management fee of each potential underlying fund is shown with the description of that fund.
 ** Other Expenses:
   Service Fee                                   0.25%
   Administrative Service Fee                    0.20


 EXAMPLES
 The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the Fund's operating expenses and the allocation to the underlying funds remain the same. Based on these assumptions your cost would be:

                                                             NUMBER OF YEARS YOU OWN YOUR SHARES
 ----------------------------------------------------------------------------------------------------------------
                                                                      1     3     5      10
 ADVISORS SELECT CLASS                                             $89   $278  $484  $1,075

 PERFORMANCE RESULTS


The Funds have only limited historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts may consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.


On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.


Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.


Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.


A description of each referenced index may be found in Appendix A.

PERFORMANCE RESULTS - LIFETIME FUNDS

                                 AVERAGE ANNUAL PERFORMANCE
                                (THROUGH DECEMBER 31, 2001)

                                                              LIFE
                         YTD     1 YR   3 YR   5 YR   10 YR  OF FUND        2001
                        ----------------------------------------------     --------
LIFETIME 2010 FUND
ADVISORS SELECT /(1)/      N/A     N/A    N/A    N/A    N/A    0.24
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2020 FUND
ADVISORS SELECT/ (1)/      N/A     N/A    N/A    N/A    N/A    0.13
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2030 FUND
ADVISORS SELECT/ (1)/      N/A     N/A    N/A    N/A    N/A   -0.90
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2040 FUND
ADVISORS SELECT/ (1)/      N/A     N/A    N/A    N/A    N/A    0.96
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

LIFETIME 2050 FUND
ADVISORS SELECT/ (1)/      N/A     N/A    N/A    N/A    N/A   -1.65
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Large
 Blend Category         -13.68  -13.68  -0.93   8.87  11.31                -13.68

LIFETIME STRATEGIC
INCOME FUND ADVISORS
SELECT /(1)/               N/A     N/A    N/A    N/A    N/A    1.13
 S&P 500 Index          -11.88  -11.88  -1.03  10.70  12.93                -11.88
 Lehman Brothers
 Aggregate Bond Index     8.42    8.42   6.27   7.43   7.23                  8.42
 Morningstar Domestic
 Hybrid Category         -4.01   -4.01   2.21   7.01   8.98                 -4.01

/(1)/ Fund's inception
03/01/01

                        ----------------------------------------------     --------
                                             ANNUAL PERFORMANCE
                                          (YEAR ENDED DECEMBER 31)


                        2000   1999   1998   1997   1996   1995   1994   1993    1992
                        --------------------------------------------------------------
LIFETIME 2010 FUND
ADVISORS SELECT /(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2020 FUND
ADVISORS SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2030 FUND
ADVISORS SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2040 FUND
ADVISORS SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

LIFETIME 2050 FUND
ADVISORS SELECT/ (1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Large      -6.97  19.72  21.95  27.43  20.37  31.99  -1.08  11.12   7.62
 Blend Category

LIFETIME STRATEGIC
INCOME FUND ADVISORS
SELECT /(1)/
 S&P 500 Index          -9.11  21.04  28.58  33.36  22.96  37.58   1.32  10.08   7.62
 Lehman Brothers        11.63  -0.82   8.69   9.65   3.63  18.47  -2.92   9.75   7.40
 Aggregate Bond Index
 Morningstar Domestic    2.06   8.24  12.50  18.24  13.07  24.87  -2.56  12.07   8.22
 Hybrid Category

/(1)/ Fund's inception
03/01/01

                        --------------------------------------------------------------

 THE COSTS OF INVESTING


FEES AND EXPENSES OF THE FUNDS
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Advisors Preferred and Advisors Select Classes of the Funds does not pay any fees other than those described below and does not pay any other expenses.

ONGOING FEES
Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund, as a shareholder in the underlying funds, bears its pro rata share of the management fees incurred by each underlying fund. The investment return of each Principal LifeTime Fund is net of the underlying funds' management fee.


Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. These fees include:
.. Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
.. Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940. Under the plan, the Advisors Select class of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. These fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Over time, these fees may exceed other types of sales charges.
.. Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
.. Administrative Service Fee - The Manager has entered into an Administrative
  Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
.. Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services. Currently there is no charge for these services.

Capital Preservation Fund only:
.. A 2% redemption fee may be incurred when shares of the Capital Preservation
  Fund are redeemed. See "Shareholder Information - Redemption of Fund Shares." .. The Capital Preservation Fund pays a premium to each provider of a wrapper agreement.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The information in this section does not directly apply to the Principal LifeTime Funds. It does apply to the underlying funds in which the LifeTime Funds invest.The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Funds may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Balanced and Bond & Mortgage Securities Funds may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.


There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
.. the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
.. the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
.. the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and .. the counterparty may fail to perform its obligations.

CONVERTIBLE SECURITIES
Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yield than comparable fixed-income securities. In addition, at the time a convertible securities is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.


The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.


FOREIGN SECURITIES
Certain of the Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
.. companies with their principal place of business or principal office outside the U.S.; and
.. companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may have an adverse impact on the Fund's performance. No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rate is calculated for the Capital Preservation as it been in existence for less than six months. Turnover rates for each of the other Funds may be found in the Fund's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select and Advisors Preferred classes of shares. The Fund and the Manager have entered into a Portfolio Accounting Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of December 31, 2001, the mutual funds it manages had assets of approximately $6.2 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Value      Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Growth II  C. Kim Goodwin
                                        Prescott LeGard
                                        Gregory Woodhams




C. KIM GOODWIN . Ms. Goodwin was named Chief Investment Officer for American Century's U. S. growth equities in 2001. Previously she was Co-Chief Investment Officer and Senior Portfolio Manager and has been a member of the team that manages Growth since joining American Century in 1997. Ms. Goodwin is a member of the company's

Investment Oversight Committee. Before joining American Century, she served as Senior Vice President and Portfolio Manager at Putnam Investments from 1996 to 1997, and Vice President and Portfolio Manager at Prudential Investments from 1993 to 1996. Ms. Goodwin holds a Bachelor of Arts Degree from Princeton University, an MBA in Finance and a Master's Degree in Public Affairs from the University of Texas.



PRESCOTT LEGARD, CFA . Mr. LeGard is a Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.



GREGORY WOODHAMS, CFA . Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Value      Coleman M. Brandt
                                        William G. Charcalis




COLEMAN M. BRANDT . Vice Chairman, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He received his MBA from the Harvard Graduate School of Business Administration and his BS from the Philadelphia University.



WILLIAM G. CHARCALIS . Managing Director, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Senior Manager at IBM Retirement Funds. He received his BS from the University of Southern California.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners LargeCap Blend      Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from

1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.



DAVID P. GILMORE, CFA . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             Dirk Laschanzky
                                                Douglas R. Ramsey
           International Emerging Markets       Michael A. Marusiak
                                                Michael L. Reynal
           International I                      Kurtis D. Spieler
           International SmallCap               Brian W. Pattinson
           LargeCap Blend                       Scott D. Opsal
           LargeCap Growth                      Mary Sunderland
           LargeCap S&P 500 Index               Robert Baur
                                                Rhonda VanderBeek
           LargeCap Value                       John Pihlblad
           Principal LifeTime 2010              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2020              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2030              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2040              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime 2050              Dirk Laschanzky
                                                Douglas R. Ramsey
           Principal LifeTime Strategic Income  Dirk Laschanzky
                                                Douglas R. Ramsey
           MidCap Blend                         K. William Nolin
           MidCap Growth                        John F. McClain
           MidCap S&P 400 Index                 Robert Baur
                                                Rhonda VanderBeek
           MidCap Value                         Catherine A. Zaharis
           SmallCap Blend                       Mustafa Sagun
           SmallCap Growth                      John F. McClain
           SmallCap S&P 600 Index               Robert Baur
                                                Rhonda VanderBeek
           SmallCap Value                       Thomas Morabito

ROBERT BAUR, PH.D . Dr. Baur joined Invista in 1995 after serving as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral studies in finance and economics at the University of Minnesota.



DIRK LASCHANZKY, CFA . As a portfolio manager at Invista, Mr. Laschanzky is responsible for asset allocation and provides advice to clients concerning their portfolios across all asset classes. Prior to joining Invista in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services where he managed short-term money market funds and was responsible for American Airlines' pension plan investment management. He also served as a financial analyst for American Airlines. He received an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL A. MARUSIAK . Mr. Marusiak joined Invista in 2000, specializing in the international emerging markets sector. Prior to joining Invista, he was an analyst on Trust Company of the West's global fund management team. He also worked with SBC Warburg of London as a research analyst responsible for Eastern Europe, the Middle East and Africa. He earned an MIA in International Finance from the Columbia University School of International and Public Affairs and a BA in Business Administration and Finance from Simon Fraser University of Burnaby, British Columbia.



JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

SCOTT D. OPSAL, CFA . Mr. Opsal is chief investment officer of Invista and has been with the firm since 1993. He holds an MBA from the University of Minnesota and a BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



DOUGLAS R. RAMSEY, CFA . Mr. Ramsey joined Invista in 1997. As portfolio manager, he provides clients with asset allocation advice and research services covering all major asset classes. Previously, he was a portfolio strategist for Invista's value team with responsibility for equity securities analysis and strategy. Prior to joining Invista, Mr. Ramsey was an equity portfolio manager at Investors Management Group and an equity strategist at SCI Capital Management. He received his MA in Economics from Ohio State University and a BA in Economics and Business Administration at Coe College. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL L. REYNAL . Mr. Reynal joined Invista in 2001, specializing in emerging markets portfolios. Prior to joining Invista, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. He also spent four years with Paribas Capital Markets in New York as the head of the equity trading desk, and three years with Barclays do Zoete Weed in London, focusing on Latin American equity trading. Mr. Reynal received an MBA from the Amos Tuck School at Dartmouth College in New Hampshire, a BA/MA in History from Christ's College at Cambridge University in England and a BA in History from Middlebury College in Vermont.



MUSTAFA SAGUN, CFA . Mr. Sagun is manager of quantitative research for Invista. He is responsible for directing quantitative investment research and modeling, including stock valuation models, asset allocation models, portfolio optimization and risk management tools, index funds and enhanced index products.
 Prior to joining Invista in 2000, he was a vice president and quantitative analyst for PNC Financial Services Group. Mr. Sagun received a Ph.D. in finance and a MA in international economics from the University of South Florida. He received a BS in electronics and engineering from Bogazici University of Turkey. He is a CFA charterholder, a member of the Association for Investment Management and Research (AIMR), the Pittsburgh Society of Financial Analysts and the Financial Management Association.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



RHONDA VANDERBEEK . Ms. VanderBeek directs trading operations for the Invista index accounts. She joined the Principal Financial Group in 1983 as a trading statistical clerk and moved to Invista in 1992. Ms. VanderBeek has extensive experience trading both domestic and international securities.

CATHERINE A. ZAHARIS, CFA . Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser.

Day-to-day portfolio managment of the Partners LargeCap Growth I Fund and the Partners MidCap Blend Fund is performed by investment management teams at Morgan Stanley Asset Management.
.. Partners LargeCap Growth I Fund - LargeCap Growth Team. Current members of the team include: William Auslander, Managing Director; Jerffrey Alvino, Executive Director; and Peter Dannenbaun, Executive Director.
.. Partners MidCap Blend Fund - MidCap Value Team. Current members of the team include: William B. Gerlach, Managing Director; Charles Purcell, Vice President; Matthew Todorow, Vice President; and Bradley S. Daniels, Executive Director.

SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Value        Robert I. Gendelman
           Partners SmallCap Growth I   Michael Malouf
                                        Jennifer K. Silver




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman, since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.



MICHAEL F. MALOUF . Mr. Malouf is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.



JENNIFER K. SILVER . Ms. Silver is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Ms. Silver has been Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


SUB-ADVISOR: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           European                     Crispin Murray
           International II             Nigel Allfrey
           Pacific Basin                Dean Cashman
           Technology                   David Mills




NIGEL ALLFREY . Mr. Allfrey is Senior Vice President of BT Funds Management having joined the firm in 1994. He has been the Portfolio Manager for BT Fund Managment's closed-end Global Equity Fund since 1998 and is also a senior member of the European Equities Group with specific responsibilities for technology and telecommunication sectors. Prior to joining BT Funds Management, Mr. Allfrey spent five years with Price Waterhouse (working in Brisbane, New Caledonia, London and Paris) and was involved in advising on company restructuring, mergers and acquisitions. Mr. Allfrey has Bachelor's degrees in Commerce and Economics from the University of Queensland. He is also a Chartered Accountant.



DEAN CASHMAN . Mr. Cashman is Executive Vice President of BT Funds Management and serves as head of Japanese equities. He joined the firm in January 1988, initially involved in the liquids and fixed-income group, but moved to the European equity group in 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.



DAVID MILLS . Mr. Mills is Executive Vice President of BT Funds Management and serves as its head of U.S. Equities. He joined BT Fund Management's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by the firm.



CRISPIN MURRAY . Mr. Murray is Executive Vice President of BT Funds Management having joined the firm in 1994 as an investment analyst. In 1995, his role became pure European equities analysis covering banks, telecommunications, telecommunication equipment and media. In 1998, he became head of European Equities and became coordinator for the Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT Funds Management, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond and currency analyst. He received an Honours degree in Economics and Human Geography from Reading University in the UK.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                                DAY-TO-DAY
           FUND                                 FUND MANAGEMENT
           ----                                 ---------------
           Balanced                             William C. Armstrong
           Bond & Mortgage Securities           William C. Armstrong
                                                Lisa A. Stange
           Capital Preservation                 Kevin W. Croft
           Government Securities                Mark Karstrom
                                                Martin J. Schafer
           High Quality Intermediate-Term Bond  Kevin W. Croft
                                                Martin J. Schafer
           High Quality Long-Term Bond          Kevin W. Croft
                                                Martin J. Schafer
           High Quality Short-Term Bond         Martin J. Schafer
           Money Market                         Michael R. Johnson
                                                Alice Robertson

WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital - II. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.



KEVIN W. CROFT, CFA . As a portfolio manager for Principal Capital - II, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined the Principal Financial Group in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson directs securities trading for Principal Capital - II. He joined the Principal Financial Group in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital - II and several short-term money market accounts. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



MARK KARSTROM. . Mr. Karstrom is a portfolio manager at Principal Capital - II with responsibility for mortgage-backed securities. Prior to joining Principal Capital - II in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research (AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



ALICE ROBERTSON . Ms. Robertson is a trader for Principal Capital - II on the corporate fixed-income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.



LISA A. STANGE, CFA . As portfolio manager for Principal Capital - II, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of

         December 31, 2001, were approximately $19.9 billion. Principal Capital
         - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Real Estate                  Kelly D. Rush




KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital - REI. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners MidCap Growth       Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

                                        DAY-TO-DAY
           FUND                         FUND MANAGEMENT
           ----                         ---------------
           Partners SmallCap Growth II  Investment decisions for the
                                        Fund are made by investment
                                        management teams at UBS Global
                                        AM, including Paul A. Graham,
                                        Jr. and David N. Wabnik. No
                                        member of the investment
                                        management team is primarily
                                        responsible for making
                                        recommendations for portfolio
                                        purchases.




PAUL A. GRAHAM, JR., CFA . Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Executive Director, Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.



DAVID N. WABNIK . Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Senior Portfolio Manager. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School. He completed the Certified Financial Analyst Level I exams.


DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2001 was:

       Balanced                        0.50%     MidCap Blend            0.65%
       Bond & Mortgage Securities      0.55%     MidCap Growth           0.65%
       Capital Preservation            0.52%     MidCap S&P 400 Index    0.15%
       European                        1.00%     MidCap Value            0.65%
       Government Securities           0.40%     Money Market            0.40%
       High Quality
       Intermediate-Term Bond          0.40%     Pacific Basin           1.00%
                                                 Partners LargeCap
       High Quality Long-Term Bond     0.40%     Blend                   0.75%
       High Quality Short-Term                   Partners LargeCap
       Bond                            0.40%     Growth I                0.75%
       International Emerging                    Partners LargeCap
       Markets                         1.35%     Growth II               1.00%
                                                 Partners LargeCap
       International I                 0.90%     Value                   0.80%
       International II                1.00%     Partners MidCap Blend   1.00%
                                                 Partners MidCap
       International SmallCap          1.20%     Growth                  1.00%
       LargeCap Blend                  0.45%     Partners MidCap Value   1.00%
                                                 Partners SmallCap
       LargeCap Growth                 0.55%     Growth I                1.10%
                                                 Partners SmallCap
       LargeCap S&P 500 Index          0.15%     Growth II               1.00%
                                                 Partners SmallCap
       LargeCap Value                  0.45%     Value                   1.00%
       LifeTime 2010                 0.1225%     Real Estate             0.85%
       LifeTime 2020                 0.1225%     SmallCap Blend          0.75%
       LifeTime 2030                 0.1225%     SmallCap Growth         0.75%
                                                 SmallCap S&P 600
       LifeTime 2040                 0.1225%     Index                   0.15%
       LifeTime 2050                 0.1225%     SmallCap Value          0.75%
       Lifetime Strategic Income     0.1225%     Technology              1.00%

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
.. hire one or more Sub-Advisors;
.. change Sub-Advisors; and
.. reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.

The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II and Partners SmallCap Value Funds have received the necessary shareholder approval and intend to rely on the order.


PRICING OF FUND SHARES


Each Fund's shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Funds, except the Money Market Fund, the share price is calculated by:
.. taking the current market value of the total assets of the Fund
.. subtracting liabilities of the Fund
.. dividing the remainder proportionately into the classes of the Fund
.. subtracting the liability of each class
.. dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


NOTES:

.. If current market values are not readily available for a security owned by a
  Fund, its fair value is determined using a policy adopted by the Directors.
.. A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
.. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

PURCHASE OF FUND SHARES

Shares may be purchased:
.. via the internet.
  . standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
  . available 7 days a week (7 a.m. to 9 p.m. Central Time).
.. using a modem.
  . plan contributions transferred electronically.
  . standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
  . available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.


REDEMPTION OF FUND SHARES

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.



REDEMPTION FEES (CAPITAL PRESERVATION FUND ONLY). . Redemption requests may be subject to a 2% redemption fee when the rate trigger is active. The redemption fee is used by the Fund to help minimize the impact redemptions may have on Fund performance, cover the administrative costs of processing the redemption and offset premiums to wrapper providers. Redemption fees are also intended to discourage market timing (attempting to take advantage of short-term movements in interest rates).


The rate trigger is active if, as of the prior business day, the gross annual effective yield of the Fund is less than the reference index yield*. If the rate trigger is activated, it becomes inactive, if as of the prior business day, the gross annual effective yield of the Fund is greater than the reference index yield plus 0.25%.

  * The reference index yield means the current yield on the Dealer Commercial Paper (90-day) Index as reported by Bloomberg, L.P. If such an index is not available from Bloomberg, the Fund may use an alternative source of information for the 90-day dealer commercial paper rate.


The redemption fee does not apply to sale of Fund shares if:
.. the redemption is initiated by the Plan and the shareholder provides the Fund with written notice of the redemption at least twelve months prior to the redemption;
.. the redemption is directed by a Plan participant for reasons of death, retirement, disability, employment termination, loans, hardships and other Plan permitted and required withdrawals;
.. the Plan participant exchanges from Capital Preservation to another Fund and no competing plan options are offered;
.. the Plan participant exchanges from Capital Preservation to other than a competing plan option and competing plan options are offered but the Plan administrator is able to affirm that redemption proceeds will not be transferred to a competing plan option within 90 days; or
.. they are redeemed to pay plan expenses.

A competing plan option is any investment option available under a Plan if the assets of the option are invested primarily in:
.. money market instruments;
.. fixed-income investments having a targeted duration of 3 years or less; or .. any investment that seeks to maintain a stable value per unit or share.

The Fund reserves the right, at the sole discretion of the Sub-Advisor, to honor any requests for redemption by making payment, in whole or in part, in portfolio securities and wrapper agreements. To the extent that a payment in-kind includes wrapper agreements, the Fund will assign to the redeeming plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind. The terms and conditions of the wrapper agreements provided to a redeeming plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund. The wrapper provider may reserve the right to terminate the wrapper agreement issued in a payment in-kind. If the wrapper provider elects to terminate the wrapper agreement, it may be required to pay the redeeming plan the difference between the book value of the wrapper agreement and the value of the securities assigned as a payment in-kind.


EXCHANGE OF FUND SHARES

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge*, for the same class of any other Principal Investors Fund, provided that:
.. the class shares of such other Fund are available in the plan member's state of residence; and
.. shares of such other Fund are available through the plan.
  * a redemption fee may be imposed on certain exchanges out of the Capital Preservation Fund.


The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.


DIVIDENDS AND DISTRIBUTIONS



The Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and High Quality Short-Term Bond Funds pay their net investment income on a monthly basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is the 23rd of each month (or previous business day).

The other Funds (other than the Capital Preservation and Money Market Funds) pay their net investment income once each year. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Principal LifeTime Funds is December 27 (or previous business day). The payment date for the other Funds is December 23 (or previous business day).


Net realized capital gains, if any, are distributed annually. Generally the distribution for the Principal LifeTime Funds is made on the sixth business day of December and for the other Funds it is made on the fourth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.


The Capital Preservation and Money Market Funds each declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Fund making the payment.


Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.


Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.


Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.


A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.


A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


For the Capital Preservation Fund only:
To enable the Capital Preservation Fund to maintain a stable value per share in the event of a capital gain distribution, the Board may declare a reverse split of Fund shares to offset such capital gain distribution. The reverse split would be effective on the ex-distribution date of the capital gain distribution. The reverse split would be an amount that causes the value and total number of shares held by each shareholder, including shares acquired by reinvestment of the distribution, to remain the same as before the distribution was made.

For example, if the Fund declares an additional distribution of 10 cents per share when the price per share is $10.00, a shareholder holding one share receives 0.01 additional share as a result of the additional distribution. If there was no reverse split, the price per share would be approximately $9.90. The total value of the shares held by the shareholder would be $10.00 (1.01 shares X $9.90/share). If a 1.01-for-1 reverse share split was declared, the shareholder's holding would be combined into one share with a price per share of $10.00. The reverse share split does not affect the value of the total holdings of the shareholder.


FUND ACCOUNT INFORMATION


STATEMENTS
Statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This information may also be accessed by accessing www.principal.com.


MINIMUM ACCOUNT BALANCE
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Fund is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be sent according to the directions of the appropriate plan fiduciary. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.

RESERVATION OF RIGHTS
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

FINANCIAL STATEMENTS
Plans will receive annual financial statements for the Funds, audited by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The Financial Highlights will be included in the 485B Filing.

APPENDIX A


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS LONG TERM GOV'T./CREDIT INDEX is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.


LEHMAN BROTHERS MUTUAL FUND 1-5 GOVERNMENT/CREDIT INDEX is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.


LEHMAN BROTHERS MUTUAL FUND U.S. GOVERNMENT 1-3 YEAR INDEX is composed of both the Treasury Bond Index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues ) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). These bonds also must have maturities of 1 to 3 years.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMF (EMERGING MARKETS FREE) INDEX
 is capitalization weighted and consists of stocks from 26 countries. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea at 50%, Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan at 50%, Thailand Free, Turkey and Venezuela.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE (15) INDEX is a capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC FREE INDEX is a market capitalization-weighted index representing all of the Morgan Stanley Capital International developed markets in the Pacific. It comprises six of the twenty-two countries that are included in the Morgan Stanley Capital International World. This index is created by aggregating the six different country indexes, all of which are created separately. This index is calculated with gross dividends reinvested. The countries represented by this index are:
Australia, Hong Kong, Japan, Malaysia, New Zealand and Singapore. The "Free" aspect indicates that this index includes only securities that are allowed to be purchased by global investors.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) GLOBAL TECHNOLOGY AND TELECOMMUNICATIONS INDEX is an index composed of the developed markets countries in the MSCI World Index. Within these countries, only those securities which are included in the Information Technology and Telecommunication Services sectors according to the MSCI Global Industry Classification Standard are included in the index.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index.


RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP INDEX is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P SMALLCAP 600/BARRA GROWTH INDEX is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately half of the S&P SmallCap 600 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.


MORNINGSTAR DIVERSIFIED EMERGING MARKETS CATEGORY consists of diversified emerging-markets funds which invest in developing nations. Most funds divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe.


MORNINGSTAR DIVERSIFIED PACIFIC/ASIA STOCK CATEGORY consists of diversified Pacific/Asia stock funds which have a wider investment range than other Asia-oriented funds. While Japan funds focus exclusively on Japan and Pacific ex-Japan funds emphasize Asia's developing nations, these funds can invest throughout the Pacific Rim, including Australia and New Zealand.


MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.


MORNINGSTAR EUROPE STOCK CATEGORY consists of Europe-stock funds that invest in companies based in Europe. Most of these funds emphasize the region's larger and more developed markets. Currency fluctuations frequently affect investors' returns.


MORNINGSTAR FOREIGN STOCK CATEGORY consists of foreign-stock funds that can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.


MORNINGSTAR INTERMEDIATE GOVERNMENT CATEGORY consists of intermediate-term government funds that devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.


MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY consists of intermediate-term bond funds that have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.


MORNINGSTAR LARGE BLEND CATEGORY consists of large-cap blend funds that focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.

MORNINGSTAR LARGE GROWTH CATEGORY consists of large-cap growth funds that invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.


MORNINGSTAR LARGE VALUE CATEGORY consists of large-cap value funds that focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.


MORNINGSTAR LONG-TERM BOND CATEGORY consists of long-term bond funds that have average durations that exceed six years. Most of them hold some portion of assets in corporate bonds, either investment-grade or high-yield issues, or both.


MORNINGSTAR MID-CAP BLEND CATEGORY consists of mid-cap blend funds that typically invest in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.


MORNINGSTAR MID-CAP GROWTH CATEGORY consists of mid-cap growth funds that typically focus directly on mid-size companies though some invest in stocks of all sizes. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.


MORNINGSTAR MID-CAP VALUE CATEGORY consists of mid-cap value funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.


MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY consists of specialty real-estate funds that invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


MORNINGSTAR SHORT-TERM BOND CATEGORY consists of short-term bond funds that have durations that stay between one and 3.5 years. These funds invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt.


MORNINGSTAR SMALL BLEND CATEGORY consists of small-cap blend funds that favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.


MORNINGSTAR SMALL GROWTH CATEGORY consists of small-cap growth funds that focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.


MORNINGSTAR SMALL VALUE CATEGORY consists of small-cap value funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.


MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY consists of specialty technology funds which buy high-tech businesses. Most concentrate on computer, semiconductor, software, networking, and other computer-related companies. A few also buy medical-device and biotechnology stocks and some concentrate on a single technology industry.

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated SAI DATE and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The annual report contains a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-547-7754.


Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


The U.S. Government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share or that the Capital Preservation Fund will be able to maintain a stable share price of $10.00 per share.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

               Principal Investors Fund, Inc. SEC File 811-07572

                         PRINCIPAL INVESTORS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION






                              dated MARCH 1, 2002


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the FUND'S prospectuses. The FUND'S prospectuses, dated MARCH 1, 2002, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the FUND'S prospectus.


The audited financial statements and auditor's report in the FUND'S Annual Report to Shareholders, for the fiscal year ended OCTOBER 31, 2001, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   PRINCIPAL INVESTORS FUND, INC.
   Principal Financial Group
   Des Moines IA 50392-0200

THE PROSPECTUSES FOR CLASS J SHARES, THE SELECT AND PREFERRED SHARE CLASSES AND THE ADVISORS SELECT AND ADVISORS
PREFERRED SHARE CLASSES MAY BE VIEWED ON OUR WEB SITE AT WWW.PRINCIPAL.COM.

FUND HISTORY


The Principal Investors Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund effective September 14, 2000.


The Fund consists of multiple diversified investment portfolios which are referred to as "Funds". Each portfolio operates for many purposes as if it were an independent mutual fund. Each portfolio has its own investment objective, strategy and management team.


The date of organization of the Preferred Securities Fund is April 17, 2002. The date of organization of the Capital Preservation Fund is March 14, 2001. The date of organization of the LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, LifeTime Strategic Income (referred to herein as the "Principal LifeTime" Funds), Partners MidCap Blend and Partners SmallCap Value Funds is December 13, 2000. The date of organization of the other Funds is September 14, 2000.


The Preferred Securities Fund only offers Institutional Class shares. Each of the other Funds offers multiple classes of shares with different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-547-7754.


DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each FUND are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the SUB-ADVISOR can select for each FUND. Additional information is also provided about the strategies that the FUND may use to try to achieve its objective.

The composition of each FUND and the techniques and strategies that the SUB-ADVISOR may use in selecting securities will vary over time. A FUND is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected FUND. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of A FUND means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding FUND shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. SHARES OF ALL CLASSES OF A FUND WILL VOTE TOGETHER AS A SINGLE CLASS EXCEPT WHEN OTHERWISE REQUIRED BY LAW OR AS DETERMINED BY THE BOARD OF DIRECTORS.


FUND INVESTMENT LIMITATIONS
Balanced, Bond & Mortgage Securities, Capital Preservation, European, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Pacific Basin, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners
LargeCap Value, Partners MidCap Blend, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Partners SmallCap Value, Preferred Securities, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index and Technology Funds

FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

 5) Make loans, except that the Fund may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

 7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Preferred Securities, Real Estate or Technology Funds.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (35% for Preferred Securities) of its assets in foreign securities, except that the European, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government Securities may not invest in foreign securities.

 5) Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
  (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets. This restriction does not apply to the Partners LargeCap Blend, Partners SmallCap Growth II and Preferred Securities Funds.

 6) Invest more than 5% of its total assets in real estate limited partnership interests or real estate investment trusts. This restriction does not apply to the Partners LargeCap Blend, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Preferred Securities, Real Estate, SmallCap Blend and SmallCap Value Funds.

 7) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Each Fund (except the Balanced, Capital Preservation, International I, International II and International Emerging Markets Funds) has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Fund. The Fund will provide 60-days notice to shareholders prior to implementing a change in this policy for the Fund.


Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Funds


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Funds is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Fund may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Fund may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.

 5) Make loans, except that the Fund may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Funds has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

SECURITY SELECTION

LARGECAP S&P 500 INDEX, MIDCAP S&P 400 INDEX AND SMALLCAP S&P 600  INDEX FUNDS
------------------------------------------------------------------------------
Invista Capital Management, LLC ("Invista") allocates Fund assets in approximately the same weightings as the relevant index. Invista may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid. In addition, Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

PARTNERS LARGECAP GROWTH I AND PARTNERS MIDCAP BLEND
----------------------------------------------------
Morgan Stanley Asset Management ("Morgan Stanley") follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the PARTNERS LARGECAP GROWTH I AND PARTNERS MIDCAP BLEND, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

PARTNERS MIDCAP GROWTH FUND
---------------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

PREFERRED SECURITIES FUND
-------------------------
Spectrum Asset Management, Inc. ("Spectrum"), selects preferred securities within industries deemed to have stable or improving fundamentals. The issuers must also have stable or improving credit profiles. Individual issues are selected based on the attractiveness of their yields relative to the senior debt of the same issuer, U.S. Treasuries, and other outstanding preferreds, taking into account differences in maturity, liquidity, and subordination and call features..

PARTNERS SMALLCAP VALUE FUND
----------------------------
Ark Asset Management Co., Inc. ("Ark Asset") selects stocks within a small capitalization universe, by combining a systematic quantitative approach with traditional fundamental analysis. The Sub-Advisor will use, among other things, proprietary computer models that incorporate data from several sources to identify those companies whose securities present what the Sub-Advisor believes to be favorable investment opportunities relative to the securities in the universe. The Sub-Advisor utilizes both a "Valuation Model" and an "Earnings Trend Model" in analyzing potential securities in which to invest. A traditional fundamental overlay is then applied and securities are selected for the portfolio that is structured around the Russell 2000 Index economic sectors to control risk.

Selections of equity securities for the other FUNDs (EXCEPT THE PARTNERS MIDCAP VALUE FUND AND PARTNERS SMALLCAP
GROWTH FUND I) are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
.. Second, given some conviction as to the likely economic climate, the SUB-ADVISOR attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the SUB-ADVISOR evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

PARTNERS MIDCAP VALUE AND PARTNERS SMALLCAP GROWTH I
----------------------------------------------------
Neuberger Berman Management Inc. ("Neuberger Berman") selects equity securities using the same three basic steps but may utilize these same steps in reverse order.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, A FUND may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the FUND may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the FUND might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the FUNDs has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15%of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
The European, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds may each invest up to 100% of its assets in foreign securities. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may each invest in foreign securities to the extent that the relevant index is so invested. The Preferred Securities Fund may invest up to 35% of its assets in securities of foreign investors. The other Funds may each invest up to 25% of its assets in securities of foreign issuers.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each FUND seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of FUND assets is not invested and are earning no return. If A FUND is unable to make intended security purchases due to settlement problems, the FUND may miss attractive investment opportunities. In addition, A FUND may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect A FUND's investments in those countries. In addition, A FUND may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for A FUND. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to FUND investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the FUNDs intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which A FUND has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of A FUND's portfolio. The FUND may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A FUND could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The FUNDs that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The FUNDs may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the FUND that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of A FUND that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The FUNDs may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

High-Yield/High-Risk Bonds
--------------------------
The BALANCED, BOND & MORTGAGE SECURITIES AND PREFERRED SECURITIES FUNDS each may invest a portion of its assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, A FUND would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The BALANCED, BOND & MORTGAGE SECURITIES, CAPITAL PRESERVATION, GOVERNMENT SECURITIES, HIGH QUALITY
INTERMEDIATE-TERM BOND, HIGH QUALITY LONG-TERM BOND AND HIGH QUALITY SHORT-TERM BOND FUNDS may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The SUB-ADVISOR will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each FUND has with regard to high yield bonds unless the SUB-ADVISOR deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------
The yield characteristics of the mortgage- and asset-backed securities in which the BOND & MORTGAGE SECURITIES,
CAPITAL PRESERVATION, GOVERNMENT SECURITIES, HIGH QUALITY INTERMEDIATE-TERM BOND, HIGH QUALITY LONG-TERM BOND,
HIGH QUALITY SHORT-TERM BOND AND PREFERRED SECURITIES FUNDS may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the FUND purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the FUND purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the FUND are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Zero-coupon securities
----------------------
The FUNDs may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------
All FUNDs may lend their portfolio securities. None of the FUNDs will lend its portfolio securities if as a result the aggregate of such loans made by the FUND would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the FUND and is maintained each business day. While such securities are on loan, the borrower pays the FUND any income accruing thereon. The FUND may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the FUND and its shareholders. A FUND pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A FUND does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales
-----------

Each FUND may engage in "short sales against the box." This technique involves selling either a security owned by the FUND, or a security equivalent in kind and amount to the security sold short that the FUND has the right to obtain, for delivery at a specified date in the future. A FUND may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, A FUND loses the opportunity to participate in the gain.

Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Funds may, but are not obligated to, enter into forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which A FUND is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, A FUND may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, A FUND may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


A FUND sets up a separate account with the Custodian to place foreign securities denominated in or exposed to the currency for which the FUND has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to A FUND if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that A FUND is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to A FUND if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the FUND has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements
--------------------------------------------

The FUNDs may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, A FUND purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause A FUND to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, A FUND may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the FUND to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the SUB-ADVISOR.

A FUND may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, A FUND sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, A FUND will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The FUND will enter into reverse repurchase agreements only with parties that the SUB-ADVISOR deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the FUND, although the FUND's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


When-Issued and Delayed Delivery Securities
-------------------------------------------
Each of the FUNDs may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each FUND only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, A FUND may sell the securities before the settlement date, if such action is deemed advisable. At the time A FUND commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each FUND also establishes a segregated account with its custodian bank in which it maintains cash or other liquid assets equal in value to the FUND's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on A FUND's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the FUND may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of A FUND's total assets that may be committed to transactions in such agreements.

Wrapper Agreements (Capital Preservation Fund only)
---------------------------------------------------
Under a wrapper agreement, the wrap provider agrees to make payments to the Fund with respect to covered assets if certain events happen. The Fund buys wrapper agreements to help maintain a stable value per share. Under normal circumstances, the value of the wrapper agreements is expected to vary inversely with the value of the Fund's assets covered by the wrapper agreements ("covered assets").

If the value of the covered assets is less than their book value, the wrapper agreements are assets of the Fund with a value equal to the difference. If the value of the covered assets is more than their book value, the wrapper agreements are liabilities of the Fund with a value equal to the excess. Therefore, under normal circumstances, the sum of the value of the Fund's wrapper agreements plus the value of the covered assets is expected to equal the purchase price of the covered assets plus interest on the covered assets at a rate determined in the wrapper agreements.

Under a wrapper agreement, the wrap provider agrees to make certain payments to the Fund in exchange for an annual premium. The cost of wrapper agreements is typically 0.10% to 0.30% per dollar of covered assets per year.


Payments made by the wrap provider help the Fund make redemption payments that reflect the book value of the covered assets rather than the market value of the covered assets. If, to cover payment of a redemption of Fund shares, the Fund is required to liquidate covered assets, the wrap provider may be obligated to pay the Fund all or some of the difference between the fair market and book value of such covered assets (if the fair market value is less than the book value). If the market value of the covered assets is greater than the book value of the covered assets, the Fund may be obligated to pay all or some of the difference to the wrap provider. Through these obligations, the wrapper agreements should, under normal conditions, reduce the interest rate risk associated with the Fund's covered assets.


The amount of the payment, if any, is based on the book value of the wrapper agreement. The book value of the wrapper agreement is equal to:
.. purchase price of covered assets
.. minus sale price of covered assets sold to cover share redemptions
.. plus interest accrued at the crediting rate.

The crediting rate is:
.. (((1+Y)*(MV/PBV)1/D)-1) where:
    Y = duration weighted effective annual yield of the Fund
    MV = covered market value
    PBV = wrap provider's book value
    D = dollar weighted Fund duration
.. The crediting rate is reset at least quarterly. It may be impacted by:
  . defaulted/impaired securities;
  . increases and decreases in covered assets as a result of purchases and sales of Fund shares;
  . changes to the duration and yield of the covered assets; and
  . amortization of unrealized and realized gains and losses on the covered assets.
.. The crediting rate is never less than zero.

Wrapper agreements may be participating, non-participating or a hybrid of the two. Under a participating agreement, the Fund does not receive any payments under the wrapper agreement until it has liquidated all of the covered assets. At that time, if there is any remaining book value, the wrap provider will pay the Fund such remainder. Under a non-participating agreement, if there is a difference between the value of the covered assets and book value, the wrap provider or the Fund will make a payment to the other each time covered assets are sold to fund share redemptions. If the value of the covered assets is less than book value, the wrap provider makes a payment to the Fund, while if the value of the covered assets is greater than book value, the Fund makes a payment to the wrap provider. In either case, the payment is equal to the difference between:
.. the amount necessary to fund the redemption, and .. the product of the amount of the redemption multiplied by the ratio of the market value of the covered assets to book value.
Under a hybrid wrapper agreement, a certain percentage of payments is treated as participating with all remaining payments being non-participating.

Generally, payments under the wrapper agreement are made within one day after the Fund requests payment. In addition, each wrapper agreement allows the Fund, in the Fund's discretion, to assign a portion of the wrapper agreement to a shareholder as a payment in kind.


Payment requests are allocated among wrap providers on a pro-rata basis, based on the book value of each wrapper agreement. However, if a portion of the wrapper agreement is to be assigned as a payment in kind to a shareholder, the Fund has the discretion to allocate the payment to a single wrapper agreement.

The terms of a wrapper agreement may require that covered assets have a specified duration or maturity, consist of specified types of securities and/or be of specified credit quality. The Fund purchases wrapper agreements whose criteria are consistent with its investment objectives and policies. In some cases, the wrap provider may require more restrictive investment objectives and policies than those set forth in the prospectus and SAI. The wrapper agreement may also allow the wrap provider to terminate the agreement if the Fund changes its investment objective, policies and/or restrictions without consent of the wrap provider. In the event of termination of a wrapper agreement, the Fund may or may not be able to contract with a substitute wrap provider.


A wrapper agreement may terminate on a specified date, or be terminable upon notice by the Fund or default by either the Fund or the wrap provider. An evergreen wrapper agreement has no maturity date. Under an evergreen agreement, either the Fund or the wrap provider may elect to terminate the wrapper agreement through a fixed maturity conversion. This means that the wrapper agreement terminates on a future date. During the conversion period, the Fund may be required to comply with certain restrictions with regard to the covered assets. Such restrictions may include continuation of the investment guidelines set forth in the wrapper agreement and a requirement that covered assets are managed to maintain a duration equal to the time remaining until termination of the wrapper agreement.


Generally, at the termination of the wrapper agreement, the wrap provider is required to pay the Fund any excess in book value over the value of the covered assets. However, if the Fund terminates the agreement, other than through fixed maturity conversion, no such payment may be made.



RISKS OF WRAPPER AGREEMENTS. . The Fund expects that using wrapper agreements will allow it to maintain a stable value per share and pay dividends that reflect the interest income and market value gains and losses on the covered assets (less the Fund's expenses and wrap provider fees). However, there can be no assurance that the Fund will be able to maintain a stable value per share or that a shareholder will achieve the same investment return as it would realize by directly investing in the covered assets. As the crediting rates under the wrapper agreements reflect the amortization of realized and unrealized gains and losses on the covered assets, a shareholder could realize more or less than the actual investment returns of the covered assets. In addition, wrapper agreements have certain risks and could prevent the Fund from achieving its investment objective.



FAILURE TO OBTAIN REPLACEMENT WRAPPER AGREEMENTS. . If a wrapper agreement terminates or matures, the Fund may not be able to obtain a replacement wrapper agreement or a wrapper agreement with terms similar to the old agreement. In that event, the Fund may not be able to maintain a stable value per share. If at such time the value of the covered assets is less than book value, the Fund may be required to reduce its price per share. On the other hand, if at such time the value of the covered assets is greater than book value, the Fund's price per share may increase. In either case, shareholders may experience unexpected fluctuations in the value of their shares. In addition, the terms of the replacement wrapper agreement may not be as favorable as the terminated agreement. For example, the wrap provider fee may be higher and the returns of the Fund may be negatively impacted.


Some wrapper agreements require that the Fund maintain a specified percentage of its total assets in short-term investments as a cash buffer. These short-term investments are available for the payment of withdrawals from the Fund and Fund expenses. To the extent that the cash buffer falls below the specified percentage of total assets, the Fund is obligated to direct all net cash flow to replenish the cash buffer. The obligation to maintain the cash buffer may result in a lower return for the Fund than if these funds were invested in longer-term fixed-income securities. The cash buffer required by all wrapper agreements is not expected to be greater than 20% of the Fund's total assets. However, the cash buffer amount may be required to be increased above this limit as a result of anticipated redemptions.



VALUATION OF WRAPPER AGREEMENTS. . The Board of Directors has adopted policies and procedures for the Fund that set forth the steps to be followed by the Manager and/or Sub-Advisor to establish a fair value for each wrapper agreement. Under certain circumstances, other methods may be used to determine the market value of a wrapper agreement. These circumstances include but are not limited to:
.. wrap provider default under a wrapper agreement or any other agreement;
.. insolvency of a wrap provider;
.. credit rating downgrade of a wrap provider; and .. any other situation in which the Board determines that a wrap provider may no longer be able to satisfy its obligations under a wrapper agreement.
In such case, the fair value of the wrapper agreement may be determined to be less than the difference between book value and market value of the covered assets. In these situations, the Fund may not be able to maintain a stable value per share. The Fund may experience a decrease or increase in its value per share based on the value of the covered assets at the time of the adjustment.


CREDIT RISK OF COVERED ASSETS. . Wrapper agreements usually do not require the wrap provider to assume the credit risk associated with the issuer of any covered asset. Therefore, defaults by, and downgrades below investment grade of, the issuer of a covered asset may cause such covered asset to be removed from the coverage of the wrapper agreement. In addition, certain other downgrades of covered assets may cause such covered assets to be removed from coverage unless and until the issuer's credit rating is upgraded to its former level. In these situations, the termination of coverage of such assets will cause the book value of the wrapper agreement to decrease by an amount essentially equal to the difference between the purchase price and the fair market value of such assets. In any such event, the Fund may suffer a decrease in the value per share and may not be able to maintain a stable value per share.



DEPENDENCE ON A LIMITED NUMBER OF WRAP PROVIDERS. . It is currently intended that the Fund will have wrapper agreements with one or more wrap providers. If the Fund has more than one wrapper agreement, coverage of the covered assets will be allocated among the wrap providers. However, there is no assurance that the Fund will be able to obtain more than one wrapper agreement. It is possible that the Fund will be totally dependent on one wrap provider for coverage.



LIABILITY OF WRAP PROVIDERS. . A wrap provider's payment obligation is limited to the book value of the wrapper agreement. If the Fund enters into wrapper agreements with more than one wrap provider, no wrap provider will be jointly liable for payment obligations of another wrap provider. If a wrap provider defaults on its obligations, the Fund will not be able to look to another wrap provider for satisfaction of such obligations. In that event, the Fund may attempt to replace the wrap provider. There can be no guarantee that such replacement will be feasible.



ILLIQUID ASSETS. . Currently there is no active trading market for wrapper agreements and none is expected to develop. Therefore, wrapper agreements may not be able to be liquidated at fair market value and are considered illiquid. At the time of purchase, the fair market value of the wrapper agreements plus the fair market value of all other illiquid assets will not exceed 15% of the fair market value of the Fund's net assets. In the event that the fair market value of all illiquid assets, including wrapper agreements, is more than 15% of the fair market value of the Fund's net assets as a result of events other than purchase of illiquid assets, the Fund may not be able to maintain a stable value per share. The Fund will take steps to reduce in an orderly manner the percentage of illiquid assets in the Fund so that the percentage of illiquid assets is not more than 15%.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The MONEY MARKET FUND invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each FUND may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

The types of money market instruments that the FUNDs may purchase are described below:


.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  Government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the SUB-ADVISOR, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The FUND may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose A FUND to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A FUND only buys short-term instruments where the risks of adverse governmental action are believed by the SUB-ADVISOR to be minimal. A FUND considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the FUND. A FUND may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, A FUND occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the SUB-ADVISOR further evaluates these securities.

INDUSTRY CONCENTRATIONS
Each of the Principal LifeTime Funds concentrates its investments in the mutual fund industry.

Each of the other Funds, except Preferred Securities, Real Estate and Technology, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The European, International II and Pacific Basin Funds use the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The other Funds use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")."


PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rate for each FUND (except the Preferred Securities Fund, as it is new, and the MONEY MARKET FUND) is shown in the Financial Highlights section of the prospectus.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, a Board of Directors oversees THE FUND. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the FUND. Other than serving as Directors, most of the Board members have no affiliation with the FUND or service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The name, date of birth and address of the officers and Board members are shown below. Each person also has the same position with the Principal Mutual Funds and the Principal Variable Contracts Fund, Inc. that are also sponsored by Principal Life Insurance Company. Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
----------------

                                                                               NUMBER
                                                                                 OF
                                                                             PORTFOLIOS
                                                                              IN FUND         OTHER
                                                                              COMPLEX     DIRECTORSHIPS
                                                                              OVERSEEN        HELD
NAME, ADDRESS     POSITION(S) HELD       LENGTH OF   PRINCIPAL OCCUPATION(S)     BY            BY
AND AGE              WITH FUND          TIME SERVED    DURING PAST 5 YEARS    DIRECTOR      DIRECTOR


James D. Davis      Director                Since 1997  Attorney. Vice          99   None
4940 Center Court                                       President, Deere and
Bettendorf, Iowa                                        Company, Retired.
03/22/34


Pamela A. Ferguson     Director                Since 1997  Professor of            99   None
4112 River Oaks Drive                                      Mathematics, Grinnell
Des Moines, Iowa                                           College since 1998.
05/05/43                                                   Prior thereto,
                                                           President, Grinnell
                                                           College.


Richard W. Gilbert     Director                Since 1997  President, Gilbert      99   None
5040 Arbor Lane, #302  Member Audit Committee              Communications, Inc.
Northfield, Illinois   Member Nominating                   since 1993. Prior
05/08/40               Committee                           thereto, President and
                                                           Publisher, Pioneer
                                                           Press.



William C. Kimball      Director                Since 1999  Chairman and CEO,       99   None
Regency West 8                                              Medicap Pharmacies,
4350 Westown Parkway,                                       Inc. since 1998. Prior
Suite 400                                                   thereto, President and
West Des Moines, Iowa                                       CEO.


Barbara A. Lukavsky   Director                Since 1997  President and CEO,      99   None
13731 Bay Hill Court  Member Audit Committee              Barbican Enterprises,
Clive, Iowa           Member Nominating                   Inc. since 1997.
09/10/40              Committee                           President and CEO, Lu
                                                          San ELITE USA, L.C.
                                                          1985-1998.



The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of current or former affiliation with the Manager or
-------------------------------------------------------------------------
Principal Life.
---------------

John E. Aschenbrenner  Director                Since 1998  Executive Vice          99   None
08/16/49                                                   President, Principal
                                                           Life Insurance
                                                           Company since 2000;
                                                           Senior Vice President,
                                                           1996-
                                                           2000; Vice President -
                                                           Individual Markets
                                                           1990-
                                                           1996. Director,
                                                           Principal Management
                                                           Corporation
                                                           and Princor Financial
                                                           Services Corporation
                                                           ("Princor").



Ralph C. Eucher     Director and President  Since 1999  Vice President,         99   None
06/14/52            Member Executive                    Principal Life
                    Committee                           Insurance Company
                                                        since 1999. Director
                                                        and President, Princor
                                                        and Principal
                                                        Management Corporation
                                                        since 1999. Prior
                                                        thereto, Second Vice
                                                        President, Principal
                                                        Life Insurance
                                                        Company.


Larry D. Zimpleman  Director                Since 2001  Executive Vice          99   None
09/07/51            Chairman of the Board   Since 2001  President, Principal
                    Member Executive                    Life since 2001.
                    Committee                           Senior Vice
                                                        President,1999-2001.
                                                        Vice
                                                        President,1998-1999.
                                                        Prior thereto, Vice
                                                        President-Pension.



The Audit and Nominating Committee considers management's recommendation of independent auditors for THE Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the FUND. In addition, the committee selects and nominate all candidates who are not "interest persons" of the FUND for election to the Board. The committee does not consider nominees recommended by shareholders.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Each committee met one time during the year ended December 31, 2001 with all members in attendance.





Officers (other than Directors)
-------------------------------

Craig L. Bassett    Treasurer               Since 1997  Second Vice President   99   None
03/12/52                                                and Treasurer,
                                                        Principal Life
                                                        Insurance Company
                                                        since 1998. Director -
                                                        Treasury
                                                        1996-1998. Prior
                                                        thereto, Associate
                                                        Treasurer.





Michael J. Beer     Executive Vice          Since 1997  Executive Vice          99   None
01/09/61            President                           President. Executive
                                                        Vice President and
                                                        Chief Operating
                                                        Officer, Princor
                                                        Financial Services
                                                        Corporation and
                                                        Principal Management
                                                        Corporation since
                                                        1999. Vice President
                                                        and Chief Operating
                                                        Officer, 1998-1999.
                                                        Prior thereto, Vice
                                                        President and
                                                        Financial Officer.


Arthur S. Filean    Senior Vice President   Since 1997  Senior Vice President,  99   None
11/04/38            and Secretary                       Princor and Principal
                                                        Management
                                                        Corporation, since
                                                        2000. Vice President,
                                                        Princor, 1990-2000.
                                                        Vice President,
                                                        Principal Management
                                                        Corporation,
                                                        1996-2000.


Ernest H. Gillum    Vice President          Since 1997  Vice President -        99   None
06/01/55            Assistant Secretary                 Product Development,
                                                        Princor and Principal
                                                        Management
                                                        Corporation, since
                                                        2000. Vice President -
                                                        Compliance and Product
                                                        Development, Princor
                                                        and Principal
                                                        Management
                                                        Corporation,
                                                        1998-2000. Prior
                                                        thereto, Assistant
                                                        Vice President,
                                                        Registered Products,
                                                        1995-1998.


Jane E. Karli       Assistant Treasurer     Since 1997  Assistant Treasurer,    99   None
04/01/57                                                Principal Life
                                                        Insurance Company
                                                        since 1998. Prior
                                                        thereto Senior
                                                        Accounting and Custody
                                                        Administrator.


Sarah J. Pitts      Assistant Counsel       Since 2000  Counsel, Principal      99   None
12/31/45                                                Life Insurance Company
                                                        since 1997. Counsel,
                                                        Principal Capital
                                                        Income Investors, LLC.



Layne A. Rasmussen  Controller              Since 1997  Controller - Mutual     99   None
10/30/58                                                Funds, Principal
                                                        Management Corporation
                                                        since 1995.


Michael D. Roughton  Counsel                 Since 1997  Vice President and      99   None
07/10/51                                                 Senior Securities
                                                         Counsel, Principal
                                                         Life Insurance
                                                         Company, since 1999.
                                                         Counsel 1994-1999.
                                                         Counsel, Invista
                                                         Capital Management,
                                                         LLC, Princor and
                                                         Principal Management
                                                         Corporation.

Jean B. Schustek    Assistant Vice          Since 1997  Assistant Vice          99   None
02/17/52            President                           President - Registered
                    Assistant Secretary                 Products, Principal
                                                        Management Corporation
                                                        and Princor Financial
                                                        Services Corporation
                                                        since 2000. Prior
                                                        thereto, Compliance
                                                        Officer - Registered
                                                        Products.


Kirk L. Tibbetts    Senior Vice President   Since 2000  Senior Vice President   99   None
05/31/55            Chief Financial                     and Chief Financial
                    Officer                             Officer, Princor since
                                                        2000. Second Vice
                                                        President, Principal
                                                        Life Insurance Company
                                                        since 2000. Prior
                                                        thereto, Partner with
                                                        KPMG LLP.



The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of DECEMBER 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ---------------------            -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E
  TOTAL FUND COMPLEX                E            E            E            C             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        ------------------------------------------------------------------
                               JOHN E.               RALPH C.               LARRY D.
 PRINCIPAL MUTUAL FUND      ASCHENBRENNER             EUCHER               ZIMPLEMAN*
 ---------------------      -------------             ------               ----------
Balanced                          B                     A                      A
Blue Chip                         C                     A                      A
Bond                              A                     A                      A
Capital Value                     C                     A                      A
Cash Management                   B                     B                      A
European Equity                   B                     A                      A
Government Securities
Income                            A                     C                      A
Growth                            C                     C                      A
High Yield                        B                     A                      A
International                     C                     B                      A
International Emerging
Markets                           A                     A                      A
International SmallCap            C                     A                      A
LargeCap Stock Index              A                     A                      A
Limited Term Bond                 B                     A                      A
MidCap                            C                     C                      A
Pacific Basin                     B                     A                      A
Partners Equity Growth            C                     C                      A
Partners LargeCap
Blend                             A                     D                      A
Partners LargeCap
Growth                            B                     A                      A
Partners LargeCap
Value                             A                     C                      A
Partners MidCap Growth            B                     A                      A
Partners SmallCap
Growth                            A                     A                      A
Real Estate                       C                     A                      A
SmallCap                          A                     A                      A
Tax-Exempt Bond                   A                     A                      A
Utilities                         B                     A                      A
  TOTAL FUND COMPLEX              E                     E                      A
                                                                     * elected to the Board
                                                                               on
                                                                       December 11, 2001
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000

The Directors also serve as Directors for each of the 28 investment companies (with a total of 99 portfolios as of May 1, 2002) sponsored by Principal Life Insurance Company. Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the FUND for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets. During the period ending OCTOBER 31, 2001, each director who is not an "interested person" received $51,400 from the fund complex. In addition, Directors Ferguson, Kimball and Lukavsky also received $3,450 each for service on the Audit and Nominating Committee.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of JANUARY 18, 2002, the Officers and Directors of the FUND as a group owned less than 1% of the outstanding shares of any Class of any of the Funds.

As of FEBRUARY 5, 2002, Principal Life Insurance Company ("Principal Life"), a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record a percentage of the outstanding voting shares of each FUND:

                                               % OF OUTSTANDING
         FUND                                    SHARES OWNED
         ----                                  ----------------
         Balanced                                   38.40%
         Bond & Mortgage Securities                 26.69
         Capital Preservation                       85.41
         European                                   82.50
         Government Securities                      37.50
         High Quality Intermediate-Term Bond        75.57
         High Quality Long-Term Bond                80.79
         High Quality Short-Term Bond               55.30
         International Emerging Markets             75.51
         International I                            28.26
         International II                           62.81
         International SmallCap                     69.96
         LargeCap Blend                             41.97
         LargeCap Growth                            31.11
         LargeCap S&P 500 Index                     10.52
         LargeCap Value                             34.83
         LifeTime 2010                               0.99
         LifeTime 2020                               1.01
         LifeTime 2030                               1.10
         LifeTime 2040                               2.43
         LifeTime 2050                               3.55
         Lifetime Strategic Income                   3.64
         MidCap Blend                               50.72
         MidCap Growth                              49.65
         MidCap S&P 400 Index                       41.33
         MidCap Value                               41.87
         Money Market                               27.02
         Pacific Basin                              97.19
         Partners LargeCap Blend                    12.38
         Partners LargeCap Growth I                  9.15
         Partners LargeCap Growth II                54.03
         Partners LargeCap Value                     9.14
         Partners MidCap Blend                      61.25
         Partners MidCap Growth                     70.29
         Partners MidCap Value                      46.25
         Partners SmallCap Growth I                 33.70
         Partners SmallCap Growth II                77.22
         Partners SmallCap Value                    25.18
         Real Estate                                43.39
         SmallCap Blend                             48.97
         SmallCap Growth                            48.58
         SmallCap S&P 600 Index                     63.24
         SmallCap Value                             54.71
         Technology                                 36.57

As of JANUARY 18, 2002, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                  PERCENTAGE
 NAME                                    ADDRESS                 OF OWNERSHIP
 ----                                    -------                 ------------
 PRINCIPAL INVESTORS FUND, INC. -
 BALANCED FUND
 ADVISORS SELECT CLASS
 Delaware Charter Guarantee & Trust      1013 Centre Rd.
 Co.                                     Wilmingon, DE
 Attn: Nicole Stayton                    19805-1265                  34.6
 PRINCIPAL INVESTORS FUND, INC. -
 EUROPEAN FUND
 CLASS J
 Principal Life Insurance Company        88 Willow Dr.
 Custodian                               Washington, PA
 IRA of Gary K. Johnson                  15301-3233                  14.2
 PRINCIPAL INVESTORS FUND, INC. -
 CAPITAL PRESERVATION FUND
 CLASS J
 Principal Life Insurance Company        16482 Somerset Ln.
 Custodian                               Huntington Beach, CA
 IRA of Robert J. Mielke                 92649-2835                   5.5
 PRINCIPAL INVESTORS FUND, INC. - HIGH
 QUALITY SHORT-TERM BOND FUND
 CLASS J
 Principal Life Insurance Company
 Custodian                               5332 E. Dinuba Ave.
 IRA of James Fujikawa                   Fowler, CA 93625-9636        6.1
 Principal Life Insurance Company        3420 Spring Azure Ct.
 Custodian                               Edgewater, MD
 IRA of Harry R. Kahler                  21037-2778                   9.6
 PRINCIPAL INVESTORS FUND -
 INTERNATIONAL EMERGING MARKETS FUND
 CLASS J
 Principal Life Insurance Company        6215 N. 61st Pl.
 Custodian                               Paradise Valley, AZ
 IRA of Barry Shepard                    85253-4211                   5.0
 Principal Life Insurance Company        15705 Cedar Ridge Rd.
 Custodian                               Eden Prairie, MN
 IRA of Stephen H. Bult                  55347                        8.2
 PRINCIPAL INVESTORS FUND - PACIFIC
 BASIN FUND
 CLASS J
 Principal Life Insurance Company        18 Washington Ter.
 Custodian                               Saint Louis, MO
 IRA of Curtis W. Cassell                63112-1914                   6.4
 Principal Life Insurance Company
 Custodian                               504 Boone St.
 IRA of Martin L. Jacobs                 Slater, IA 50244-9778        5.0
 PRINCIPAL INVESTORS FUND - PARTNERS
 MIDCAP VALUE FUND
 CLASS J
 Principal Life Insurance Company        1314 N. 1390 W.
 Custodian                               Saint George, UT
 IRA of Edward W. Roberts                84770-6480                   6.0
 Principal Life Insurance Company        20 Bridlepath Dr.
 Custodian                               Lindenhurst, IL
 IRA of Michael C. Grounds               60046-4958                   5.9
 PRINCIPAL INVESTORS FUND - PARTNERS
 SMALLCAP GROWTH FUND II
 Principal Life Insurance Company        7 Willow Ct.
 Custodian                               Park Ridge, NJ
 IRA of Warren A. Katz                   07656-1826                   6.2
 PRINCIPAL INVESTORS FUND - PRINCIPAL
 LIFETIME 2010 FUND
 CLASS J
 Principal Life Insurance Company        59 Sycamore St.
 Custodian                               Waterloo, IA
 IRA of Robert J. Beecher                50703-3433                  12.9
 Principal Life Insurance Company        RR 5 Box 5559
 Custodian                               Saylorsburg, PA
 IRA of Richard Stahley                  18353-9735                   7.2
 Principal Life Insurance Company        4 Belmonte Cir. SW
 Custodian                               Atlanta, GA
 IRA of Kate S. Little                   30311-2758                  11.0
 Principal Life Insurance Company        1950 S. 1300 E.
 Custodian                               Salt Lake City, UT
 IRA of Carole Ann Neilson               84105-3612                   6.2
 PRINCIPAL INVESTORS FUND - PRINCIPAL
 LIFETIME 2020 FUND
 CLASS J
 Principal Life Insurance Company        842 Cadillac Dr. SE
 Custodian                               Grand Rapids, MI
 IRA of James C. Dunaway                 49506-3308                   7.6
 Principal Life Insurance Company        33 Davenport Ave.,
 Custodian                                Apt. 1C
 IRA of Donna M. Sasso                   New Rochelle,
                                         NY10805-3417                 7.9
 PRINCIPAL INVESTORS FUND - PRINCIPAL
 LIFETIME 2050 FUND
 CLASS J
 Principal Life Insurance Company        9529 Alvarado Ln. N.
 Custodian                               Maple Grove, MN
 IRA of Jeffrey S. Moline                55311-1151                   5.7
 Principal Life Insurance Company        923 County Y
 Custodian                               Luxemburg, WI
 IRA of Keith F. Destree                 54217-9593                   7.1
 Principal Life Insurance Company        7025 Yellowstone
 Custodian                               Blvd., Apt. 210
 IRA of David W. Dryerman                Forest Hills, NY
                                         11375-3164                  11.0
 PRINCIPAL INVESTORS FUND - PRINCIPAL
 LIFETIME STRATEGIC INCOME FUND
 CLASS J
 Principal Life Insurance Company        5832 Shaun Rd., Apt.
 Custodian                               W
 IRA of Walter E. Voorheis               West Bloomfield, MI
                                         48322-1624                   5.8
 Principal Life Insurance Company        329 Grimsby Rd.
 Custodian                               Buffalo, NY
 IRA of Kenneth James Hohl               14223-1934                  56.1

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORS
The Manager of the FUND is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific FUND. For these services, each Sub-Advisor is paid a fee by the Manager.


Funds:   PARTNERS LARGECAP VALUE
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of December 31, 2001, Alliance managed $455 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:   Partners LargeCap Growth Fund II
Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS 64111. As of December 31, 2001, American Century managed over $88.9 billion in assets.

Funds:   Partners SmallCap Value Fund
Sub-Advisor: Ark Asset Management Co., Inc. ("Ark Asset") is an independent,
         100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, New York 10004. As of December 31, 2001, Ark Asset managed $10.9 billion in assets.

Funds:   Partners LargeCap Blend and Partners SmallCap Growth II Funds
Sub-Advisor: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of December 31, 2001, Federated managed $163.6 billion in assets.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 and SmallCap Value
Sub-Advisor: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $23.0 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:   PARTNERS LARGECAP GROWTH I AND PARTNERS MIDCAP BLEND
Sub-Advisor: Morgan Stanley Investment Management Inc. which does business in certain instances as Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2001, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $415.9 billion as named fiduciary or fiduciary adviser.

Funds:   Partners MidCap Value and Partners SmallCap Growth I Funds
Sub-Advisor: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $59.0 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

Funds:   European, International II, Pacific Basin and Technology Funds
Sub-Advisor: Principal Capital Global Investors Limited, doing business as BT
         Funds Management ("BT Funds Management"), is a member of the Principal Financial Group. Its address is The Chifley Tower, 2 Chifley Square, Sydney 2000 Australia. As of December 31, 2001, BT Funds Management had approximately $17.7 billion under management.

Funds: Balanced (fixed-income securities portion), Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market Funds
Sub-Advisor: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001 were approximately $39.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

Funds:   Real Estate Fund
Sub-Advisor: Principal Capital Real Estate Investors, LLC ("Principal Capital -
         REI"), an indirect wholly-owned subsidiary of Principal Life and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2001, were approximately $19.9 billion. Principal Capital - REI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:   Preferred Securities
Sub-Advisor: Spectrum Asset Management, Inc. ("Spectrum") is an affiliate of
         Principal Capital Management LLC and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford CT 06905. As of December 31,2001, Spectrum had nearly $1.1 billion under management.

Funds:   Partners MidCap Growth Fund
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of December 31, 2001, Turner had discretionary management authority with respect to approximately $9.2 billion in assets.

Funds:   PARTNERS SMALLCAP GROWTH FUND II
Sub-Advisor: UBS Global Asset Management (New York) Inc., a New York corporation located at 51 West 52nd Street, New York, NY 10019 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2001, UBS Global AM managed approximately $16.5 billion in assets and the Group managed approximately $405 billion in assets.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated:

 NAME                      OFFICE HELD WITH THE FUND                     OFFICE HELD WITH THE MANAGER/INVISTA
 ----                      -------------------------                     ------------------------------------
 John E. Aschenbrenner     Director                                      Director (Manager)
 Craig L. Bassett          Treasurer                                     Treasurer (Manager)
                                                                         Executive Vice President & Chief Operating Officer
 Michael J. Beer           Executive Vice President                      (Manager)
 Ralph C. Eucher           Director & President                          Director and President (Manager)
 Arthur S. Filean          Senior Vice President & Secretary             Senior Vice President (Manager)
 Ernest H. Gillum          Vice President & Assistant Secretary          Vice President - Product Development (Manager)
 Layne A. Rasmussen        Controller                                    Controller - Mutual Funds (Manager)
 Michael D. Roughton       Counsel                                       Counsel (Manager; Invista)
                           Assistant Vice President & Assistant
 Jean B. Schustek          Secretary                                     Assistant Vice President - Registered Products (Manager)
                           Senior Vice President & Chief Financial
 Kirk L. Tibbetts          Officer                                       Senior Vice President & Chief Financial Officer (Manager)
 Larry D. Zimpleman        Director & Chairman of the Board              Director & Chairman of the Board (Manager)

CODES OF ETHICS
The FUND, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the FUND) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of A FUND from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the FUND, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

FEES PAID TO THE MANAGER
The Manager is paid a fee by each Fund for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Fund (as a percentage of the average daily net assets) for the fiscal year ended OCTOBER 31, 2001 was:

                                            Partners LargeCap Growth
       Balanced                   0.50%     I                            0.75%
       Bond & Mortgage                      Partners LargeCap Growth
       Securities                 0.55%     II                           1.00%
       Capital Preservation       0.52%     Partners LargeCap Value      0.80%
       European                   1.00%     Partners MidCap Blend        1.00%
       Government Securities      0.40%     Partners MidCap Growth       1.00%
       High Quality
       Intermediate-Term Bond     0.40%     Partners MidCap Value        1.00%
       High Quality Long-Term               Partners SmallCap Growth
       Bond                       0.40%     I                            1.10%
       High Quality Short-Term              Partners SmallCap Growth
       Bond                       0.40%     II                           1.00%
       International Emerging
       Markets                    1.35%     Partners SmallCap Value      1.00%
       International I            0.90%     Principal LifeTime 2010    0.1225%
       International II           1.00%     Principal LifeTime 2020    0.1225%
       International SmallCap     1.20%     Principal LifeTime 2030    0.1225%
       LargeCap Blend             0.45%     Principal LifeTime 2040    0.1225%
       LargeCap Growth            0.55%     Principal LifeTime 2050    0.1225%
                                            Principal Lifetime
       LargeCap S&P 500 Index     0.15%     Strategic Income           0.1225%
       LargeCap Value             0.45%     Preferred Securities         0.75%
       MidCap Blend               0.65%     Real Estate                  0.85%
       MidCap Growth              0.65%     SmallCap Blend               0.75%
       MidCap S&P 400 Index       0.15%     SmallCap Growth              0.75%
       MidCap Value               0.65%     SmallCap S&P 600 Index       0.15%
       Money Market               0.40%     SmallCap Value               0.75%
       Pacific Basin              1.00%     Technology                   1.00%

       Partners LargeCap Blend    0.75%



Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC, compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space and all necessary office facilities and equipment and personnel necessary to perform the general corporate functions of the Fund. The Manger is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund and currently provides these services at no charge.


Fees paid for investment management services during the periods indicated were as follows:

                                MANAGEMENT FEES FOR PERIODS ENDED OCTOBER 31
                                --------------
 FUND                                              2001
 ----                                              ----
 Balanced                                        $29,877/(1)/
 Bond & Mortgage Securities                       68,707/(1)/
 Capital Preservation                             19,907/(2)/    /
 European                                         47,591/(3)/
 Government Securities                            44,952/(1)/
 High Quality
 Intermediate-Term Bond                           39,741/(3)/
 High Quality Long-Term Bond                      39,502/(4)/
 High Quality Short-Term Bond                     40,340/(5)/
 International Emerging
 Markets                                          63,281/(3)/
 International I                                  46,445/(6)/
 International II                                 49,928/(4)/
 International SmallCap                           52,517/(5)/
 LargeCap Blend                                   22,154/(6)/
 LargeCap Growth                                  23,454/(4)/
 LargeCap S&P 500 Index                           12,662/(1)/
 LargeCap Value                                   28,295/(1)/
 MidCap Blend                                     35,154/(1)/
 MidCap Growth                                    26,782/(4)/
 MidCap S&P 400 Index                             8,014/(1)/
 MidCap Value                                     37,609/(5)/
 Money Market                                     27,386/(6)/
 Pacific Basin                                    40,054/(3)/
 Partners LargeCap Blend                          82,087/(5)/
 Partners LargeCap Growth I                       40,863/(6)/
 Partners LargeCap Growth II                      46,178/(6)/
 Partners LargeCap Value                          70,852/(4)/
 Partners MidCap Blend                            35,123/(7)/
 Partners MidCap Growth                           41,421/(5)/
 Partners MidCap Value                            56,583/(6)/
 Partners SmallCap Growth I                       68,831/(6)/
 Partners SmallCap Growth II                      38,186/(5)/
 Partners SmallCap Value                          46,266/(7)/
 Principal LifeTime 2010                          1,325/(7)/
 Principal LifeTime 2020                            796/(7)/
 Principal LifeTime 2030                            899/(7)/
 Principal LifeTime 2040                            542/(7)/
 Principal LifeTime 2050                            634/(7)/
 Principal Lifetime Strategic
 Income                                             521/(7)/
 Real Estate                                      46,386/(3)/
 SmallCap Blend                                   42,474/(6)/
 SmallCap Growth                                  35,406/(4)/
 SmallCap S&P 600 Index                           8,592/(3)/
 SmallCap Value                                   41,426/(5)/
 Technology                                       40,664/(4)/


 /(1)/ Period from December 1, 2000 (date operations commenced) through OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.

Sub-Advisory Agreements for the Funds
-------------------------------------
Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth and SmallCap S&P 600 Index Funds. The Manager pays Invista a fee at an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

 FUND                       SUB-ADVISOR FEE AS A PERCENTAGE OF DAILY NET ASSETS
 ----                       ------------
 Balanced                                         0.0860%
 International I                                  0.1100
 International
 Emerging Markets                                 0.5000
 International
 SmallCap                                         0.5000
 LargeCap Blend                                   0.0700
 LargeCap Growth                                  0.0700
 LargeCap S&P 500
 Index                                            0.0150
 LargeCap Value                                   0.1000
 MidCap Blend                                     0.1000
 MidCap Growth                                    0.2000
 MidCap S&P 400 Index                             0.0150
 MidCap Value                                     0.1000
 SmallCap Blend                                   0.2500
 SmallCap Growth                                  0.2500
 SmallCap S&P 600
 Index                                            0.0150
 SmallCap Value                                   0.2500



Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for each of the Principal LifeTime Funds. The Manager pays Invista a fee that is accrued daily and payable monthly at an annual rate of 0.0425% of the net asset value of each Principal LifeTime Fund.


Under a Sub-Advisory Agreement between the Manager and Principal Capital - II, Principal Capital - II performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (fixed-income securities portion), Bond & Mortgage Securities, Capital Preservation, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market Funds. The Manager pays Principal Capital - II a fee at an annual rate that is accrued daily and payable monthly based on the net asset values of each Fund as follows:

 FUND                       SUB-ADVISOR FEE AS A PERCENTAGE OF DAILY NET ASSETS
 ----                       ------------
 Balanced                                         0.1000%
 Bond & Mortgage
 Securities                                       0.1000
 Government Securities                            0.1000
 High Quality
 Intermediate-Term
 Bond                                             0.1000
 High Quality
 Long-Term Bond                                   0.1000
 High Quality
 Short-Term Bond                                  0.0750
 Money Market                                     0.0750


                            FIRST          NEXT          NEXT           OVER
                         $150 MILLION  $150 MILLION  $100 MILLION   $400 MILLION
                        -------------  ------------  ------------   ------------
 Capital Preservation       0.25%         0.20%         0.15%          0.12%



Under a Sub-Advisory Agreement between the Manager and Principal Capital - REI, Principal Capital - REI performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Real Estate Fund. The Manager pays Principal Capital - REI a fee, accrued daily and payable monthly, based on the net asset value of the Fund at an annual rate of 0.55%.


Under a Sub-Advisory Agreement between the Manager and BT Funds Management, BT Funds Management performs all the investment advisory responsibilities of the Manager under the Management Agreement for the European, International II, Pacific Basin and Technology Funds. The Manager pays BT Funds Management a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund as follows:

                                             NET ASSET VALUE OF FUND
                        ------------------------------------------------------------------
                           FIRST          NEXT          NEXT          NEXT          OVER
 FUND                   $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   $1 BILLION
 ----                   ------------  ------------  ------------  ------------   ----------
 European                  0.500%        0.475%        0.450%        0.425%        0.400%
 International II          0.500         0.475         0.450         0.425         0.400
 Pacific Basin             0.600         0.575         0.550         0.525         0.500
 Technology                0.500         0.475         0.450         0.425         0.400

Under a Sub-Advisory Agreement between the Manager and American Century, American Century performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Growth Fund II. The Manager pays American Century a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                                              NET ASSET VALUE OF FUND
                        -------------------------------------------------------------------
                           FIRST         NEXT          NEXT          NEXT           OVER
 FUND                    $50 MILLION  $50 MILLION  $150 MILLION  $250 MILLION   $500 MILLION
 ----                   ------------  -----------  ------------  ------------   ------------
 Partners LargeCap
 Growth II                 0.550%       0.500%        0.430%        0.350%         0.320%



Under a Sub-Advisory Agreement between the Manager and Federated, Federated performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Blend Fund. The Manager pays Federated a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund as follows:

                                       NET ASSET VALUE OF FUND
                        -----------------------------------------------------
                           FIRST          NEXT          NEXT          OVER
 FUND                    $75 MILLION  $200 MILLION  $250 MILLION   525 MILLION
 ----                   ------------  ------------  ------------   -----------
 Partners LargeCap
 Blend                     0.35%         0.25%         0.20%          0.15%



Under a Sub-Advisory Agreement between the Manager and UBS Global AM, UBS Global AM performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners SmallCap Growth Fund II. The Manager pays UBS Global AM a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                                             NET ASSET VALUE OF FUND
                                     ----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                 $50 MILLION  $250 MILLION   $300 MILLION
 ----                                ------------  ------------   ------------
 Partners SmallCap Growth II            0.600%        0.55%          0.45%



Under a Sub-Advisory Agreement between the Manager and Morgan Stanley, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Growth Fund I. The Manager pays Morgan Stanley a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                                             NET ASSET VALUE OF FUND
                                    -----------------------------------------
                                        FIRST          NEXT           OVER
 FUND                                $200 MILLION  $100 MILLION   $300 MILLION
 ----                               -------------  ------------   ------------
 Partners LargeCap Growth I            0.300%         0.250%         0.200%



Under a Sub-Advisory Agreement between the Manager and Morgan Stanley, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Blend Fund. The Manager pays Morgan Stanley a fee accrued daily and payable monthly at an annual rate of 0.50% of the Fund's net asset value.


Under a Sub-Advisory Agreement between the Manager and Neuberger Berman, Neuberger Berman performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Value Fund and the Partners SmallCap Growth Fund I. The Manager pays Neuberger Berman a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of each Fund as follows:

                                               NET ASSET VALUE OF FUND
                        ---------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT           OVER
 FUND                    $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   $750 MILLION
 ----                   -------------  ------------  ------------  ------------   ------------
 Partners MidCap Value     0.500%         0.475%        0.450%        0.425%         0.400%


                                 FIRST          NEXT           OVER
                              $100 MILLION  $100 MILLION   $200 MILLION
                             -------------  ------------   ------------
 Partners SmallCap Growth I      0.60%         0.55%          0.45%



Under a Sub-Advisory Agreement between the Manager and Bernstein, Bernstein performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners LargeCap Value Fund. The Manager pays Bernstein a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                                                            NET ASSET VALUE OF FUND
                          -------------------------------------------------------------------------------------------
                             FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           OVER
 FUND                      $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 ----                     ------------  -----------  -----------  -----------  -----------  -----------   ------------
 Partners LargeCap Value     0.600%       0.500%       0.400%       0.300%       0.250%       0.225%         0.200%



Under a Sub-Advisory Agreement between the Manager and Turner, Turner performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners MidCap Growth Fund. The Manager pays Turner a fee accrued daily and payable monthly at an annual rate of 0.50% of the Fund's net asset value.


Under a Sub-Advisory Agreement between the Manager and Ark Asset, Ark Asset performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Partners SmallCap Value. The Manager pays Ark Asset a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund as follows:

                          NET ASSET VALUE OF FUND
                          -----------------------
                                   FIRST               NEXT           OVER
 FUND                           $100 MILLION       $200 MILLION   $300 MILLION
 ----                          -------------       ------------   ------------
 Partners SmallCap Value          0.500%              0.450%         0.350%



Under a Sub-Advisory Agreement between the Manager and Spectrum, Spectrum performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Preferred Securities Fund. The Manager pays Spectrum a fee at an annual rate that is accrued daily and payable monthly based on the net asset value of the Fund.

                                NET ASSET VALUE OF FUND
                        ---------------------------------------
                            FIRST          NEXT
 FUND                    $100 MILLION  $150 MILLION  THEREAFTER
 ----                   -------------  ------------  ----------
 Preferred Securities      0.350%         0.300%       0.200%



Cash Management Sub-Advisory Agreement for the Funds
----------------------------------------------------
The Manager has entered into a Cash Management Sub-Advisory Agreement with Principal Capital - II pursuant to which Principal Capital - II agrees to perform all of the Cash Management investment advisory responsibilities of the Manager for each Fund that is sub-advised by either Invista, Principal Capital - REI or Spectrum. The Manager pays Principal Capital - II an amount representing Principal Capital - II's actual cost providing such services and assuming such operations.

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                               SUB-ADVISOR FEES FOR PERIODS ENDED OCTOBER 31
                               ---------------------------------------------
 FUND                                              2001
 ----                                              ----
 Balanced                                        $4,102/(1)/
 Bond & Mortgage Securities                       11,774/(1)/
 Capital Preservation                             8,608/(2)/
 European                                         23,194/(3)/
 Government Securities                            6,029/(1)/
 High Quality
 Intermediate-Term Bond                           5,795/(3)/
 High Quality Long-Term Bond                      5,718/(4)/
 High Quality Short-Term
 Bond                                             5,442/(5)/
 International Emerging
 Markets                                          29,440/(3)/
 International I                                  5,532/(6)/
 International II                                 23,171/(4)/
 International SmallCap                           26,649/(5)/
 LargeCap Blend                                   3,368/(6)/
 LargeCap Growth                                  2,907/(4)/
 LargeCap S&P 500 Index                           2,046/(1)/
 LargeCap Value                                   3,953/(1)/
 LifeTime 2010                                      381/(7)/
 LifeTime 2020                                      200/(7)/
 LifeTime 2030                                      249/(7)/
 LifeTime 2040                                      127/(7)/
 LifeTime 2050                                      156/(7)/
 Lifetime Strategic Income                          139/(7)/
 MidCap Blend                                     4,670/(1)/
 MidCap Growth                                    2,932/(4)/
 MidCap S&P 400 Index                             1,339/(1)/
 MidCap Value                                     5,370/(5)/
 Money Market                                     3,233/(6)/
 Pacific Basin                                    23,469/(3)/
 Partners LargeCap Blend                          37,755/(5)/
 Partners LargeCap Growth I                       15,396/(6)/
 Partners LargeCap Growth II                      24,253/(3)/
 Partners LargeCap Value                          44,157/(4)/
 Partners MidCap Blend                            14,403/(7)/
 Partners MidCap Growth                           24,030/(5)/
 Partners MidCap Value                            26,505/(6)/
 Partners SmallCap Growth I                       36,704/(6)/
 Partners SmallCap Growth II                      18,359/(5)/
 Partners SmallCap Value                          19,886/(7)/
 Real Estate                                      25,914/(3)/
 SmallCap Blend                                   13,111/(6)/
 SmallCap Growth                                  10,983/(4)/
 SmallCap S&P 600 Index                           1,554/(3)/
 SmallCap Value                                   12,839/(5)/
 Technology                                       18,436/(4)/

 /(//1)/ Period from December 1, 2000 (date operations commenced) through OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.

Principal Underwriter
---------------------
Princor received underwriting fees from the sale of shares as follows:

                            UNDERWRITING FEES FOR PERIODS ENDED OCTOBER 31,
                           ------------------------------------------------
 FUND                                           2001
 ----                                           ----
 Balanced                                      $1,726/(1)/
 Bond & Mortgage
 Securities                                     3,107/(1)/
 Capital Preservation                             48/(2)/
 European                                       N/A/(3)/
 Government Securities                          1,883/(1)/
 High Quality
 Intermediate-Term Bond    /                     240/(3)/
 High Quality Long-Term
 Bond                                            156/(4)/
 High Quality Short-Term
 Bond                                            292/(5)/
 International Emerging
 Markets                                          20/(3)/
 International I                                 638/(6)/
 International II                                259/(4)/
 International SmallCap                           76/(5)/
 LargeCap Blend            /                     890/(6)/
 LargeCap Growth                                 366/(4)/
 LargeCap S&P 500 Index                         4,004/(1)/
 LargeCap Value            /                     275/(1)/
 MidCap Blend                                    790/(1)/
 MidCap Growth                                   198/(4)/
 MidCap S&P 400 Index                            893/(1)/
 MidCap Value                                    846/(5)/
 Money Market                                   3,565/(6)/
 Pacific Basin                                     9/(3)/
 Partners LargeCap Blend                         134/(5)/
 Partners LargeCap Growth
 I                                               133/(6)/
 Partners LargeCap Growth
 II                                              223/(6)/
 Partners LargeCap Value                         135/(4)/
 Partners MidCap Blend                           650/(7)/
 Partners MidCap Growth                          120/(5)/
 Partners MidCap Value                           189/(6)/
 Partners SmallCap Growth
 I                                                41/(6)/
 Partners SmallCap Growth
 II                                               39/(5)/
 Partners SmallCap Value                         124/(7)/
 Principal LifeTime 2010                          70/(7)/
 Principal LifeTime 2020   /                     125/(7)/
 Principal LifeTime 2030   /                     180/(7)/
 Principal LifeTime 2040                         216/(7)/      /
 Principal LifeTime 2050                        N/A/(7)/       /
 Principal Lifetime
 Strategic Income                               N/A/(7)/
 Real Estate                                     481/(3)/
 SmallCap Blend                                  716/(6)/
 SmallCap Growth                                 257/(4)/
 SmallCap S&P 600 Index                          715/(3)/
 SmallCap Value                                   62/(5)/
 Technology                                      171/(4)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.

MULTIPLE CLASS STRUCTURE


The Board of Directors has adopted a multiple class plan (the Multiple Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund (except Preferred Securities) offers six classes of shares: Institutional Class, Class J, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class. The Preferred Securities Fund only offers Institutional Class shares.


The Advisors Select, Advisors Preferred, Institutional, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select, Advisors Preferred and Select share classes are subject to an asset based sales charge (described below).


The Class J shares are sold without any front-end sales charge. A contingent deferred sales charge (CDSC) of 1% is imposed if Class J shares are redeemed within 18 months of purchase. The CDSC is not imposed on shares:

.. that were purchased pursuant to the Small Amount Force Out (SAFO) program;
.. redeemed due to a shareholder's death or disability (as defined in the
  Internal Revenue Code);
.. redeemed from retirement plans to satisfy minimum distribution rules under the
  Internal Revenue Code; or
.. sold using a periodic withdrawal plan (up to 10% of the value of the shares
  (as of December 31 of the prior year)).

Currently, all of the operating expenses for each Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's Advisors Select, Advisors Preferred, Select and Preferred Class shares pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.


Service Agreement (Advisors Preferred, Advisors Select, Preferred and Select
----------------------------------------------------------------------------
Classes only)
-------------
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
.. responding to plan sponsor and plan member inquiries;
.. providing information regarding plan sponsor and plan member investments; and .. providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.25% of the average daily net assets attributable to the Advisors Select Class; 0.17% of the average daily net assets of the Advisors Preferred Class; and 0.15% of the average daily net assets attributable to each of the Select Class and Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


Administrative Service Agreement (Advisors Preferred, Advisors Select, Preferred
--------------------------------------------------------------------------------
and Select Classes only)
------------------------
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of Fund shares. Such services include:
.. receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
.. providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
.. processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
.. acting as shareholder of record and nominee for plans;
.. maintaining account records for shareholders and/or other beneficial owners; .. providing notification to plan shareholders of transactions affecting their accounts;
.. forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
.. distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
.. other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.20% of the average daily net assets attributable to the Advisors Select Class; 0.15% of the average daily net assets of the Advisors Preferred class; 0.13% of the average daily net assets of the Select Class and 0.11% of the average daily net assets of the Preferred Class. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).


The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.

In addition to the management and service fees, the Advisors Select, Advisors Preferred, Select and J Classes of shares are subject to Distribution Plans and Agreements (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the Funds' Class J, Select and Advisors Classes have approved and entered into a Distribution Plan and Agreement for each Class J share and Advisors share class.


In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.


Distribution Plans and Agreements
---------------------------------
As described in the Prospectuses, the Funds' shares are made available to employer-sponsored retirement or savings plans purchasing through financial intermediaries such as banks and broker-dealers. The Funds' Distributor enters into selling agreements with various banks, broker-dealers and other financial intermediaries.

To make the shares available through such banks, broker-dealers and financial intermediaries, and to compensate them for these services, the Board of Directors has adopted a Distribution Plan and Agreement for each of the Advisors Preferred, Advisors Select and Select share classes and Class J shares for each Fund. The Plans provide that each Fund makes payments from assets of each Advisors Class, the Select Class and Class J to Princor pursuant to the Plan to compensate Princor and other selling dealers for providing certain services to the Fund. Such services may include:
.. formulation and implementation of marketing and promotional activities;
.. preparation, printing and distribution of sales literature;
.. preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
.. obtaining such information with respect to marketing and promotional activities as the Princor deems advisable;
.. making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and .. providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate of 0.30% of the daily net asset value of the Advisors Select shares, 0.25% of daily net asset value of the Advisors Preferred shares and 0.10% of the daily net asset value of the Select shares of each Fund. The Fund pays Princor a fee after the end of each month at an annual rate of 0.50% of the daily net asset value of Class J shares of each Fund (except the Principal LifeTime Funds). Princor may remit on a continuous basis all of these sums to its registered representatives and other selected dealers as a trail fee in recognition of their services and assistance.


Currently, Princor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts invested in Class J, Advisors Preferred Class, Advisors Select Class, Select Class or Preferred Class shares. No dealer reallowance is paid on the Institutional class shares.


The Advisors Preferred Class Distribution Plan expenditures for the last fiscal period of each of the Funds were as follows:

                                             EXPENDITURES
                        -------------------------------------------------------
                                                   REGISTERED      REGISTERED       EXPENSES
                                     PROSPECTUS  REPRESENTATIVE  REPRESENTATIVE       LESS
 FUND                   ADVERTISING   PRINTING    COMPENSATION     MATERIALS      FEES RECEIVED
 ----                   -----------   --------    ------------     ---------      -------------
 Balanced                  $109         $615         $3,470           $ 72           $1,738
 Bond & Mortgage
 Securities                 188          950          7,287             76            2,999
 Capital Preservation       186          540          7,804             48            6,617
 European                   104          604          3,316             72            1,774
 Government Securities      187          944          7,219             72            2,978
 High Quality
 Intermediate-Term
 Bond                       187          943          7,215             68            2,935
 High Quality
 Long-Term Bond             185          931          7,091             77            2,827
 High Quality
 Short-Term Bond            187          940          7,190             72            2,912
 International
 Emerging Markets           112          629          3,641             84            1,914
 International I            103          598          3,255             78            1,746
 International II            90          542          2,612             75            1,478
 International
 SmallCap                   105          600          3,309            107            1,805
 LargeCap Blend             102          589          3,178             72            1,662
 LargeCap Growth             93          549          2,726             68            1,506
 LargeCap S&P 500
 Index                      107          608          3,400             68            1,757
 LargeCap Value             113          634          3,704             73            1,858
 MidCap Blend               113          631          3,669             81            1,812
 MidCap Growth               96          560          2,884             76            1,627
 MidCap S&P 400 Index       114          632          3,702             88            1,849
 MidCap Value               117          646          3,867             89            1,856
 Money Market                46          357            473             64              653
 Pacific Basin              102          591          3,210            103            1,797
 Partners LargeCap
 Blend                       98          570          2,948             73            1,561
 Partners LargeCap
 Growth I                    88          527          2,469             68            1,386
 Partners LargeCap
 Growth II                   88          530          2,502             84            1,436
 Partners LargeCap
 Value                      103          588          3,165            100            1,588
 Partners MidCap Blend      112          699          3,924             81            3,137
 Partners MidCap
 Growth                     100          574          3,049             94            1,697
 Partners MidCap Value       99          575          3,020             88            1,562
 Partners SmallCap
 Growth I                    85          512          2,317             93            1,397
 Partners SmallCap
 Growth II                   88          522          2,439             89            1,386
 Partners SmallCap
 Value                      115          712          4,046             47            3,121
 Principal LifeTime
 2010                        87          163             47             84              361
 Principal LifeTime
 2020                        87          163             47             87              365
 Principal LifeTime
 2030                        87          163             47             84              361
 Principal LifeTime
 2040                        87          163             47             84              360
 Principal LifeTime
 2050                        87          163             47             84              360
 Principal Lifetime
 Strategic Income            87          163             47             80              357
 Real Estate                114          631          3,666             81            1,676
 SmallCap Blend             118          646          3,866            102            1,834
 SmallCap Growth            105          590          3,260             91            1,691
 SmallCap S&P 600
 Index                      120          659          4,003             88            1,910
 SmallCap Value             120          656          3,982            107            1,880
 Technology                  79          495          2,090            101            1,345

The Advisors Select Class Distribution Plan expenditures for the last fiscal period of each of the Funds were as follows:

                                                                 EXPENDITURES
                                            -------------------------------------------------------
                                                                       REGISTERED      REGISTERED       EXPENSES
                                                         PROSPECTUS  REPRESENTATIVE  REPRESENTATIVE       LESS
 FUND                                       ADVERTISING   PRINTING    COMPENSATION     MATERIALS      FEES RECEIVED
 ----                                       -----------   --------    ------------     ---------      -------------
 Balanced                                      $140         $702        $ 8,430           $ 70           $13,277
 Bond & Mortgage Securities                     186          920          7,287             75            10,456
 Capital Preservation                           184          519          7,804             48            17,065
 European                                       147          731          9,883             90            14,686
 Government Securities                          185          915          7,300             72            11,174
 High Quality Intermediate-Term Bond            190          927          8,033             84            10,650
 High Quality Long-Term Bond                    183          903          7,090             76            10,099
 High Quality Short-Term Bond                   184          911          7,189             76             6,004
 International Emerging Markets                 111          614          3,640             80             4,716
 International I                                103          586          3,405             85             5,834
 International II                                89          531          2,611             83             5,203
 International SmallCap                         104          587          3,307             87             5,257
 LargeCap Blend                                 101          576          3,177             79             4,649
 LargeCap Growth                                 92          538          2,725             79             5,531
 LargeCap S&P 500 Index                         107          596          3,620             75            18,194
 LargeCap Value                                 192          866         15,636             81            10,357
 MidCap Blend                                   112          617          3,687             96             4,951
 MidCap Growth                                   96          548          2,922             79             5,788
 MidCap S&P 400 Index                           113          617          3,701            100             6,026
 MidCap Value                                   116          631          3,866             88             5,821
 Money Market                                    66          417          3,979             73             7,047
 Pacific Basin                                  101          578          3,209             91             5,069
 Partners LargeCap Blend                         97          558          2,994             77             4,584
 Partners LargeCap Growth I                      89          524          2,728             76             4,361
 Partners LargeCap Growth II                     88          520          2,502             68             4,997
 Partners LargeCap Value                        102          575          3,164             88             5,886
 Partners MidCap Blend                          111          682          3,923             65             6,557
 Partners MidCap Growth                          99          562          3,048             71             5,208
 Partners MidCap Value                           99          564          3,183            111             4,227
 Partners SmallCap Growth I                      84          503          2,316             81             4,183
 Partners SmallCap Growth II                     87          512          2,438             82             5,986
 Partners SmallCap Value                        114          694          4,045            103             7,397
 Principal LifeTime 2010                         87          163             47             80               730
 Principal LifeTime 2020                         87          163             47             80               729
 Principal LifeTime 2030                         87          163             47             80               729
 Principal LifeTime 2040                         87          163             47             80               733
 Principal LifeTime 2050                         87          163             47             84               730
 Principal Lifetime Strategic Income             87          163             47             76             4,861
 Real Estate                                    113          617          3,784             73             5,933
 SmallCap Blend                                 117          631          3,930             75             5,456
 SmallCap Growth                                105          580          3,420             80             6,172
 SmallCap S&P 600 Index                         119          642          4,001             80             6,130
 SmallCap Value                                 119          640          3,981             77             3,993
 Technology                                      79          487          2,090             82             1,042

The Class J Share Distribution Plan expenditures for the last fiscal period of each of the Funds were as follows:

                                                                   EXPENDITURES
                                      ----------------------------------------------------------------------
                                                                                REGISTERED      REGISTERED       EXPENSES
                                                   PROSPECTUS  BROKER-DEALER  REPRESENTATIVE  REPRESENTATIVE       LESS
 FUND                                 ADVERTISING   PRINTING   COMPENSATION    COMPENSATION     MATERIALS      FEES RECEIVED
 ----                                 -----------   --------   ------------    ------------     ---------      -------------
 Balanced                                $173        $1,306         $0           $ 62,970          $284          $ 58,835
 Bond & Mortgage Securities               242         1,723          5             96,450           357            88,291
 Capital Preservation                     268         2,333          0             83,074           570            82,582
 European                                  78           624          0             10,360           142            10,615
 Government Securities                    173         1,279          0             61,322           247            56,971
 High Quality Intermediate-Term Bond       98           755          0             20,646           167            19,838
 High Quality Long-Term Bond               95           723          0             18,433           159            17,720
 High Quality Short-Term Bond              95           734          0             18,928           164            18,354
 International Emerging Markets            79           629          0             10,772           143            10,937
 International I                          130           996          0             39,196           220            37,028
 International II                          94           727          0             18,744           162            18,142
 International SmallCap                    84           656          0             13,069           147            12,957
 LargeCap Blend                           142         1,082          3             46,060           236            43,260
 LargeCap Growth                          106           816          0             25,335           182            24,271
 LargeCap S&P 500 Index                   427         3,140          0            206,175           659           190,063
 LargeCap Value                           101           795          0             23,522           178            22,728
 LifeTime 2010                            602           610          0              6,856           135             7,720
 LifeTime 2020                            698           652          0             10,397           139            10,909
 LifeTime 2030                            611           626          0              8,214           137             8,898
 LifeTime 2040                            584           601          0              6,172           135             7,108
 LifeTime 2050                            600           601          0              6,135           135             7,121
 Lifetime Strategic Income                568           585          0              4,830           133             5,928
 MidCap Blend                             138         1,052          0             43,336           231            40,812
 MidCap Growth                            104           801          0             24,373           178            23,393
 MidCap S&P 400 Index                     129           989          3             38,780           217            36,602
 MidCap Value                             144         1,075          0             45,501           233            42,504
 Money Market                             236         1,725          0             94,015           373            87,032
 Pacific Basin                             75           604          0              8,745           138             9,130
 Partners LargeCap Blend                   81           634          0             11,445           143            11,416
 Partners LargeCap Growth I                93           717          0             17,825           160            17,252
 Partners LargeCap Growth II               85           660          0             13,359           149            13,222
 Partners LargeCap Value                   88           684          0             15,131           153            14,827
 Partners MidCap Blend                    174         1,498          0             69,451           363            67,977
 Partners MidCap Growth                    89           698          0             16,268           158            16,008
 Partners MidCap Value                     96           752          4             20,317           168            19,679
 Partners SmallCap Growth I                78           616          0              9,956           140            10,171
 Partners SmallCap Growth II               77           607          0              9,208           138             9,436
 Partners SmallCap Value                  176         1,503          0             69,733           363            68,113
 Real Estate                              126           969          2             36,904           214            34,923
 SmallCap Blend                           124           939          0             35,345           206            33,298
 SmallCap Growth                          105           813          0             25,261           180            24,199
 SmallCap S&P 600 Index                   126           982          0             37,704           217            35,803
 SmallCap Value                            89           693          0             15,881           155            15,540
 Technology                                97           764          0             21,109           172            20,528

Transfer Agency Agreement (Class J shares only)
-----------------------------------------------
The Transfer Agency Agreement provides for the Manager to act as transfer and shareholder servicing agent for Class J shares. The Fund will pay the Manager a fee for the services provided pursuant to the Agreement in an amount equal to the costs incurred by the Manager for providing such services. The services include:
.. issuance, transfer, conversion, cancellation and registry of ownership of Fund shares, and maintenance of open account system;
.. preparation and distribution of dividend and capital gain payments to shareholders;
.. delivery, redemption and repurchase of shares, and remittances to shareholders;
.. the tabulation of proxy ballots and the preparation and distribution to shareholders of notices, proxy statements and proxies, reports, confirmation of transactions, prospectuses and tax information;
.. communication with shareholders concerning the above items; and .. use its best efforts to qualify the Capital Stock of the Fund for sale in states and jurisdictions as directed by the Fund.

Adoption of Agreements
----------------------
The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund. In either event, continuation shall be approved by a vote of the majority of the independent Directors.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company ("Principal Life"), as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.


Amendments to the Service Agreement, Administrative Service Agreement and the Distribution Plans and Agreement were approved by the Directors on April 22, 2002. The Sub-Advisory Agreements for the Preferred Securities Fund and for the Partners SmallCap Growth Fund II were approved by the Directors on March 11, 2002. The other Agreements for the other Funds were approved by the Directors on SEPTEMBER 10, 2001. The objective of the annual review of each of these contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Fund to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Fund's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Fund's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Funds by the Manager at no charge for all share classes (except the Institutional Class and Class J) for which such services are provided at cost, Fund corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with federal and state regulators, such as registration statements, proxy filings and state mandated filings), also provided either without charge or at cost to the Funds by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Fund; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Funds in return for brokerage allocation. Based upon their review, the Directors determined that each Fund was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Fund.Shareholders of Class J shares of the Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Partners MidCap Blend and Partners SmallCap Value Funds approved the Agreements on June 15, 2001. Shareholders of the other Classes of these Funds approved the Agreements on March 1, 2001. The Agreements for the Capital Preservation Fund were approved by its shareholders on June 15, 2001. The Agreements for the Preferred Securities Fund were approved by its shareholders on May 1, 2002. The Agreements for the other Funds were approved by its shareholders on December 5, 2000.


CUSTODIAN
The custodian of the portfolio securities and cash assets of the European, International II, Pacific Basin and Technology Funds is J.P.Morgan Chase Bank, 4 Chase Metro Tech Center, 18th Floor, Brooklyn, New York 11245. The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 is custodian of the portfolio securities and cash assets of the other Funds. The custodians perform no managerial or policymaking functions for the fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any FUND, the objective of the FUND's SUB-ADVISOR is to obtain the best overall terms. In pursuing this objective, the SUB-
ADVISOR considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, include trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the SUB-ADVISOR will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the SUB-ADVISOR believes that such commissions are reasonable in light of
a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the SUB-ADVISOR exercises investment discretion. The SUB-ADVISOR may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The SUB-ADVISOR may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The SUB-ADVISOR may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the SUB-ADVISOR may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the SUB-ADVISOR in managing the client account, brokerage for which resulted in the receipt of the statistical data and research information by the SUB-ADVISOR. However, in the opinion of the SUB-ADVISOR, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of SUB-ADVISOR. The SUB-ADVISOR allocated portfolio transactions for the FUNDs indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

   FUND                             COMMISSIONS PAID
   ----                             ----------------
   Balanced                             $ 1,463
   International Emerging Markets           611
   International I                        1,651
   International SmallCap                   208
   LargeCap Blend                         2,822
   LargeCap Growth                        1,735
   LargeCap Value                        12,694
   MidCap Blend                           2,984
   MidCap Growth                          3,369
   MidCap Value                           5,954
   Partners LargeCap Blend                2,308
   Partners LargeCap Growth I             3,015
   Partners MidCap Blend                  1,860
   Partners MidCap Growth                 2,253
   Partners MidCap Value                    290
   Partners SmallCap Growth II               97
   Partners SmallCap Value                  398
   Real Estate                            5,025
   SmallCap Blend                         4,749
   SmallCap Growth                        2,638
   SmallCap Value                         2,123


Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a SUB-ADVISOR may also allocate orders on behalf of A FUND to broker-dealers affiliated with the SUB-ADVISOR. The SUB-ADVISOR shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of THE Fund will receive quarterly reports on these transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the FUND paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each FUND went to broker-dealers that provided research, statistical or other factual information.

                                       TOTAL BROKERAGE COMMISSIONS PAID
                                         FOR PERIODS ENDED OCTOBER 31
                                         ----------------------------
 FUND                                               2001
 ----                                               ----
 Balanced                                         $8,396/(1)/
 European                              /           32,003/(1)/
 International Emerging Markets        /           51,891/(1)/
 International I                                   35,448/(1)/
 International II                      /           42,584/(1)/
 International SmallCap                /           45,529/(1)/
 LargeCap Blend                        /           10,334/(1)/
 LargeCap Growth                       /           5,047/(1)/
 LargeCap S&P 500 Index                            15,311/(1)/  /
 LargeCap Value                                    22,882/(1)/  /
 MidCap Blend                                      10,897/(1)/
 MidCap Growth                                     20,099/(1)/
 MidCap S&P 400 Index                              8,607/(1)/
 MidCap Value                                      24,500/(1)/
 Pacific Basin                                     19,329/(1)/
 Partners LargeCap Blend                           20,079/(1)/
 Partners LargeCap Growth I                        25,749/(1)/
 Partners LargeCap Growth II                       9,707/(1)/
 Partners LargeCap Value                           46,467/(1)/
 Partners MidCap Blend                             31,760/(2)/
 Partners MidCap Growth                            32,596/(1)/
 Partners MidCap Value                             40,014/(1)/
 Partners SmallCap Growth I                        11,333/(1)/
 Partners SmallCap Growth II                       16,783/(1)/
 Partners SmallCap Value                           16,541/(2)/
 Real Estate                                       26,298/(1)/
 SmallCap Blend                                    23,490/(1)/
 SmallCap Growth                                   44,836/(1)/
 SmallCap S&P 600 Index                            11,186/(1)/
 SmallCap Value                                    18,975/(1)/
 Technology                                        22,496/(1)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 DECEMBER 31, 2001.
/ //(2)/ Period from March 1, 2001 (date operations commenced) through DECEMBER
 31, 2001.

Certain broker-dealers are considered to be affiliates of the FUND. Goldman Sachs Asset Management, Soundview Technology Group Inc. and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co., J.P.Morgan Investment Management Inc., Fleming Matin Ltd., Jardine Fleming Securities Ltd., and Robert Fleming Inc. are affiliates of J.P.Morgan Securities and Neuberger Berman Management Inc. is an affiliate of Neuberger Berman LLC. Goldman Sachs Asset Management, J.P.Morgan Investment Management Inc. and Neuberger Berman Management Inc. each act as a sub-advisor for an account of Principal Variable Contracts Fund, Inc. In addition, Neuberger Berman Management Inc. is sub-advisor for two funds of the Principal Investors Fund, Inc.


Morgan Stanley Dean Witter, Discover and Morgan Stanley Trust are affiliated with Morgan Stanley Asset Management, which acts as sub-advisor to two accounts of the Principal Variable Contracts Fund, Inc. two funds in the Principal Investors Fund, Inc. and the Principal Partners Equity Growth Fund, Inc.


AUTRANET, Inc., Pershing Company, L.P. and Sanford C. Bernstein & Co., LLC are affiliates of Alliance Capital Management L.P., which through its Bernstein Investment Research & Management Unit sub-advises a fund in the Principal Investors Fund, Inc. and the Principal Partners LargeCap Value Fund, Inc.


DST Securities, Inc. is an affiliate of Berger Financial Group LLC (sub-advisor to an account of the Principal Variable Contracts Fund, Inc. and the Principal Partners SmallCap Growth Fund, Inc.) and Janus Capital Corporation which act as sub-advisor to an account of the Principal Variable Contracts Fund, Inc.


Brokerage commissions paid to affiliates during the periods ending October 31 were as follows:

                                      COMMISSIONS PAID TO AUTRANET, INC.
                                      ----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Blend
 2001                      $2,263            7.13%                     9.25%
 Partners MidCap
 Growth
 2001                         104            0.32                      0.57


                                   COMMISSIONS PAID TO FLEMING MARTIN LTD.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2001                       $244             0.61%                     0.72%


                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $  374             4.46%                    2.43%
 European
 2001                       1,640             5.12                     3.91
 International
 Emerging Markets
 2001                       1,818             3.50                     3.52
 International I
 2001                       2,277             6.42                     5.54
 International II
 2001                       4,972            11.67                     9.20
 International
 SmallCap
 2001                         285             0.63                     0.69
 LargeCap Blend
 2001                         204             1.97                     1.74
 LargeCap Growth
 2001                          41             0.80                     0.39
 LargeCap S&P 500
 Index
 2001                           7             0.04                     0.01
 LargeCap Value
 2001                         466             2.03                     1.48
 MidCap Blend
 2001                         500             4.59                     3.73
 MidCap Growth
 2001                       1,357             6.75                     7.63
 MidCap Value
 2001                         628             2.56                     2.21
 Pacific Basin
 2001                       1,082             5.60                     4.53
 Partners LargeCap
 Blend
 2001                         371             1.85                     0.87
 Partners LargeCap
 Growth I
 2001                       1,075             4.17                     3.57
 Partners LargeCap
 Growth II
 2001                       1,756            18.09                     9.56
 Partners MidCap Blend
 2001                       1,285             4.05                     2.51
 Partners MidCap
 Growth
 2001                         584             1.79                     1.90
 Partners MidCap Value
 2001                         397             0.99                     0.79
 Partners SmallCap
 Growth I
 2001                          65             0.57                     0.42
 Partners SmallCap
 Value
 2001                          20             0.12                     0.14
 SmallCap Blend
 2001                         505             2.15                     1.36
 SmallCap Growth
 2001                       1,387             3.09                     3.38
 SmallCap Value
 2001                         543             2.86                     2.53
 Technology
 2001                       1,614             7.17                     7.39

                                  COMMISSIONS PAID TO J.P. MORGAN SECURITIES
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $  176            2.10%                     1.53%
 European
 2001                         203            0.64                      0.48
 International
 Emerging Markets
 2001                       4,834            9.32                      8.82
 International I
 2001                       3,437            9.70                      7.52
 International II
 2001                         697            1.64                      1.40
 International
 SmallCap
 2001                         405            0.89                      0.60
 LargeCap Blend
 2001                         174            1.68                      0.80
 LargeCap Growth
 2001                          29            0.57                      0.37
 LargeCap Value
 2001                          49            0.21                      0.25
 MidCap Blend
 2001                         198            1.81                      1.06
 MidCap Growth
 2001                         129            0.64                      0.73
 MidCap Value
 2001                         770            3.14                      2.65
 Partners LargeCap
 Blend
 2001                         498            2.48                      0.84
 Partners LargeCap
 Growth I
 2001                         425            1.65                      1.47
 Partners LargeCap
 Growth II
 2001                          20            0.21                      0.10
 Partners MidCap Blend
 2001                       1,204            3.79                      2.89
 Partners MidCap
 Growth
 2001                         594            1.82                      1.54
 Partners MidCap Value
 2001                         430            1.07                      1.16
 Partners SmallCap
 Growth I
 2001                          56            0.49                      0.43
 Partners SmallCap
 Value
 2001                          30            0.18                      0.18
 Real Estate
 2001                       1,395            5.30                      4.28
 SmallCap Blend
 2001                          89            0.38                      0.40
 SmallCap Growth
 2001                         443            0.99                      1.45
 SmallCap Value
 2001                         547            2.88                      2.45
 Technology
 2001                         842            3.74                     11.11

                             COMMISSIONS PAID TO JARDINE FLEMING SECURITIES LTD.
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International II
 2001                       $622             1.46%                     2.36%
 Technology
 2001                        488             2.17                      1.45

                           COMMISSIONS PAID TO MORGAN STANLEY DEAN WITTER, DISCOVER
                           --------------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $  272             3.24%                    2.36%
 European
 2001                       1,440             4.50                     3.38
 International
 Emerging Markets
 2001                         175             0.34                     0.36
 International I
 2001                          53             0.15                     0.19
 International II
 2001                         530             1.24                     1.15
 LargeCap Blend
 2001                         206             1.99                     4.54
 LargeCap Growth
 2001                          13             0.26                     0.31
 LargeCap S&P 500
 Index
 2001
 LargeCap Value
 2001                         283             1.23                     1.27
 MidCap Blend
 2001                         275             2.52                     1.87
 MidCap Growth
 2001                         833             4.14                     3.86
 MidCap Value
 2001                         301             1.23                     1.19
 Pacific Basin
 2001                         119             0.62                     0.46
 Partners LargeCap
 Blend
 2001                       2,426            12.08                     8.01
 Partners LargeCap
 Growth I
 2001                         180             0.70                     0.80
 Partners LargeCap
 Growth II
 2001                         277             2.85                     1.11
 Partners MidCap
 Growth
 2001                       1,253             3.84                     3.60
 Partners MidCap Value
 2001                          10             0.02                     0.01
 Partners SmallCap
 Growth II
 2001                          12             0.07                     0.07
 Real Estate
 2001                       1,060             4.03                     4.21
 SmallCap Blend
 2001                         181             0.77                     1.95
 SmallCap Growth
 2001                         300             0.67                     0.91
 SmallCap Value
 2001                         233             1.23                     0.79
 Technology
 2001                         689             3.06

                                   COMMISSIONS PAID TO MORGAN STANLEY TRUST
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 European
 2001                      $  992            3.10%                     2.38%
 Internatioal II
 2001                       3,394            7.97                      7.10
 Pacific Basin
 2001                          38            0.20                      0.17
 Partners LargeCap
 Growth I
 2001                          18            0.07                      0.09
 Technology
 2001                         822            3.65                      2.96


                                  COMMISSIONS PAID TO NEUBERGER BERMAN, LLC
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2001                      $20,240           50.58%                   51.80%
 Partners LargeCap
 Growth I
 2001                           30            0.12                     0.16
 Partners SmallCap
 Growth I
 2001                        4,775           42.13                    43.16

                                  COMMISSIONS PAID TO PERSHING COMPANY, L.P.
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Value
 2001                        $40             0.10%                     0.10%


                                   COMMISSIONS PAID TO ROBERT FLEMING INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 International I
 2001                       $793             2.24%                     2.84%
 International
 SmallCap
 2001                        574             1.26                      0.81


                             COMMISSIONS PAID TO SANFORD C. BERNSTEIN & CO., LLC
                             ---------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Balanced
 2001                      $ 1,290           15.37%                    12.12%
 LargeCap Blend
 2001                           43            0.41                      0.32
 LargeCap Growth
 2001                          204            4.03                      2.87
 LargeCap Value
 2001                          185            0.81                      0.81
 MidCap Blend
 2001                          319            2.92                      2.48
 MidCap Growth
 2001                        2,881           14.33                     14.56
 MidCap Value
 2001                          530            2.16                      2.26
 Partners LargeCap
 Blend
 2001                          242            1.21                      0.35
 Partners LargeCap
 Growth I
 2001                          387            1.50                      1.57
 Partners LargeCap
 Growth II
 2001                           80            0.82                      0.48
 Partners LargeCap
 Value
 2001                       46,467          100.00                    100.00
 Partners MidCap Blend
 2001                           66            0.21                      0.21
 Partners MidCap
 Growth
 2001                           98            0.30                      0.39
 Partners MidCap Value
 2001                          835            2.09                      2.31
 Partners SmallCap
 Growth I
 2001                          320            2.82                      2.68
 SmallCap Blend
 2001                        1,070            4.55                      3.16
 SmallCap Growth
 2001                          455            1.01                      1.40
 SmallCap Value
 2001                           65            0.34                      0.39
 Technology
 2001                          492            2.19                      1.98

                             COMMISSIONS PAID TO SOUNDVIEW TECHNOLOGY GROUP, INC.
                             ----------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 MidCap Growth
 2001                      $   13            0.06%                     0.07%
 MidCap Value
 2001                         195            0.80                      0.37
 Partners LargeCap
 Growth I
 2001                          40            0.16                      0.10
 Partners LargeCap
 Growth II
 2001                         545            5.61                      2.63
 Partners MidCap Blend
 2001                       2,263            7.13                      9.25
 Partners MidCap
 Growth
 2001                         284            0.87                      0.84
 Partners MidCap Value
 2001                       1,180            2.95                      2.77
 Partners SmallCap
 Growth I
 2001                          25            0.22                      0.45
 SmallCap Growth
 2001                          53            0.12                      0.10
 Technology
 2001                       1,194            5.31                      4.66


                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOG
                                  -----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 FUND                      AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 ----                      ------      -----------------    ---------------------------
 Partners MidCap Blend
 2001                       $ 44             0.14%                     0.09%
 Partners MidCap
 Growth
 2001                        121             0.37                      0.41
 Partners LargeCap
 Growth I
 2001                          9             0.08                      0.01

ORDER ALLOCATION
The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The SUB-ADVISOR places orders to trade portfolio securities for each of the FUNDs. The following describes the process used by the SUB-ADVISOR in allocating securities among its clients and/or accounts it manages.

Balanced, International I, International Emerging Markets, International
------------------------------------------------------------------------
SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500, LargeCap Value,
----------------------------------------------------------------------------
MidCap Blend, MidCap Growth, MidCap S&P 400, MidCap Value, Principal LifeTime
-----------------------------------------------------------------------------
2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040,
--------------------------------------------------------------------------------
Principal LifeTime 2050, Principal LifeTime Strategic Income, SmallCap Blend,
-----------------------------------------------------------------------------
SmallCap Growth, SmallCap S&P 600 and SmallCap Value Funds
----------------------------------------------------------
If, in carrying out the investment objectives of the FUNDs, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the FUNDs at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more FUNDs and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various FUNDs (or, in the case of a Sub-Advisor, the various FUNDs and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each FUND's (or, in the case of a Sub-Advisor, each FUND's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, FUNDs and other client accounts) participating in an aggregate or "bunched" order will be placed into those FUNDs and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the FUNDs at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each FUND.


The SUB-ADVISOR expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The SUB-ADVISOR will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The SUB-ADVISOR may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the SUB-ADVISOR considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the SUB-ADVISOR are insufficient to provide a meaningful allocation to each participating account. In such cases, the SUB-ADVISOR will employ an allocation system it feels treats all participating accounts fairly and equitably over time.

EUROPEAN, INTERNATIONAL II, PACIFIC BASIN AND TECHNOLOGY FUNDS
--------------------------------------------------------------
Client monies are assigned to BT Funds Management portfolio managers and are generally grouped into product types. All portfolios within each product type will have similar investment objectives, although individual portfolios may have investment objectives and restrictions that differ to some extent from the overall objectives for that product type.

The portfolio manager will decide, prior to trading, which products and therefore which portfolios will take part in the subsequent allocation. All portfolios within a product managed by a particular portfolio manager will participate in the allocation except in the following circumstances:
.. where client cash flow mean that a client's portfolio has to be traded separately;
.. where there are specific client restrictions which preclude an allocation; .. where a non-standard benchmark or target results in a security being deemed unsuitable for that portfolio;
.. where, in the case of sales, a particular portfolio does not hold the security; and
.. where the trade is partially filled, either for normal trading or for an
  Initial Public Offering.
In these cases, if there is no indication on the order form as to priority of allocation then BT Funds Management will allocate on a pro-rata basis. Priority of allocation on the order forms may be set due to sensitivity to transaction costs, tax status, tolerance for small holding, tolerance for large holdings or specific exposures (proximity to limits) and turnover considerations.

PARTNERS MIDCAP GROWTH FUND
---------------------------
Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

PARTNERS LARGECAP BLEND
-----------------------
With respect to IPOs, Federated combines all purchase orders made for each fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating funds in proportion to their participation in the order and notifies the portfolio manager of each participating fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from fund's wishing to purchase the IPO securities exceed request to sell such securities.

With respect to transactions among multiple funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.

With respect to transactions for fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf of funds include (but are limited to), with respect to each fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.


PARTNERS LARGECAP GROWTH I AND PARTNERS MIDCAP BLEND
----------------------------------------------------
Transactions for each portfolio account advised by Morgan Stanley generally are completed independently. Morgan Stanley, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which Morgan Stanley and related persons of Morgan Stanley act as investment manager and administrator, and in which Morgan Stanley, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of Morgan Stanley and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. Morgan Stanley effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (INCLUDING THE PARTNERS LARGECAP GROWTH I AND PARTNERS MIDCAP BLEND FUNDS) that participates in a batched transaction will participate at the average share price for all of Morgan Stanley's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. Morgan Stanley may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if Morgan Stanley is unable to fully execute a batched transaction and Morgan Stanley determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, Morgan Stanley may allocate such securities in a manner determined in good faith to be a fair allocation.

PARTNERS LARGECAP VALUE
-----------------------
In carrying out the investment objectives of the FUND, occasions arise when purchases or sales of the same equity securities are to be made for the FUND and any other account managed by Bernstein. Bernstein's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as Bernstein, order executions are not coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, Bernstein considers: 1) for purchases:
a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or c) whether the security is appropriate for a certain category of accounts, and 2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether Bernstein intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where Bernstein determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, Bernstein may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, Bernstein may have different price limits at which it would desire to purchase or sell a security for different accounts. Bernstein's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.

Upon execution of an order, the appropriate amounts and prices are recorded for each account. Bernstein's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S.equity orders for accounts for which Bernstein's affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors:1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of Bernstein's clients in its value services.

PREFERRED SECURITIES FUNDIf, in carrying out the investment objectives of the
-------------------------
Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor at the same time, Spectrum may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/ or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

  If purchases and sales of the same securities are to be made for two or more Funds or other accounts managed by the Sub-Advisor, the Sub-Advisor will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cashflows. The Sub-Advisor's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


  The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


  The Sub-Advisor does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which the Sub-Advisor manages a Preferred Stock strategy.

For the Fund for which Spectrum serves as Sub-Advisor, the following describes the allocation process used:


  If, in carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor at the same time, the Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


  If purchases and sales of the same securities are to be made for two or more Funds or other accounts managed by the Sub-Advisor, the Sub-Advisor will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cashflows. The Sub-Advisor's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


  The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.

The Sub-Advisor does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which the Sub-Advisor manages a Preferred Stock strategy.For the Fund for which Spectrum serves as Sub-Advisor, the following describes the allocation process used:


  If, in carrying out the investment objectives of the Fund, occasions arise when purchases or sales of the same equity securities are to be made for the Fund and any other accounts managed by the Sub-Advisor at the same time, the Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the Fund and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling the Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for the Fund and other client accounts participating in an aggregate or "bunched" order will be placed into the Fund and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


  If purchases and sales of the same securities are to be made for two or more Funds or other accounts managed by the Sub-Advisor, the Sub-Advisor will frequently allocate the purchases and sales on a pro-rata basis, or may allocate the trades to individual accounts to address diversification issues raised by individual account guidelines and/or cashflows. The Sub-Advisor's allocation policies are designed such that no account will be favored over another account, Fund, or portfolio.


  The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Sub-Advisor does not purchase IPO's as part of its Preferred Stock strategy, and therefore will not purchase IPO's for the Fund or for any other account for which the Sub-Advisor manages a Preferred Stock strategy.


PARTNERS SMALLCAP GROWTH FUND II
--------------------------------
UBS Global AM will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and another. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of the portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Sub-Advisor, however, the results of such procedures will, on the whole, be in the interest of each of its clients.

..


PARTNERS SMALLCAP VALUE FUND
----------------------------
Frequently, Ark Asset enters into "block" trades on behalf of its client accounts. Ark Asset's client accounts include separately managed accounts, pooled investment vehicles including Limited Liability Companies and Investment Companies for which Ark Asset acts as investment manager, and accounts of pension plans covering employees of Ark Asset. Ark Asset enters into such trades as part of its general trading policy designed to ensure that none of the its client accounts are favored over any other client account and to facilitate best execution.

Specifically, each client account (including the Fund) that participates in a block trade will participate at the average share price for all of Ark Asset's transactions in that security on that business day, entered into on behalf of the same group of client accounts. Securities purchased or sold in such a block trade are allocated to the relevant client accounts pro-rata, based on each client account's market value, subject to any specific restrictions imposed by Ark Asset's clients. However, Ark Asset normally excludes the accounts of pension plans covering employees of Ark Asset from block trades and trades on behalf of such pension plans subsequent to the completion of such block trades.


Ark Asset does not purchase IPOs as part of its SmallCap Value Strategy and therefore will not purchase IPOs on behalf of the Partners SmallCap Value Fund or any other of its client accounts which are invested in its SmallCap Value Strategy.


Ark Asset does not trade on behalf of any client accounts with broker-dealer affiliates.


If the purchase or sale of securities consistent with the investment objectives of the Funds or one or more of the other clients for which American Century or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund or client.


PURCHASE, REDEMPTION AND PRICING OF SHARES


PURCHASE OF SHARES
Shares of the Advisors Select, Advisors Preferred, Select, Preferred classes and Institutional Class of the currently offered Funds can be purchased only by:
.. the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts (Institutional Class shares),
.. any Fund distributed by Princor, if the Fund seeks to achieve its investment objective by investing primarily in shares of Funds distributed by Princor (a "fund-of-funds") (Institutional Class shares), and
.. certain employer sponsored retirement plans (Advisors Preferred, Advisors
  Select, Preferred and Select Classes of shares).

Class J shares are offered only to individuals (and his/her spouse) who:
.. to individuals (and his/her spouse) who receive lump sum distributions from terminating retirement or employee welfare benefit plans or contracts sponsored by Principal Life; and
.. to customers of Principal Connection or the small business direct sales team.

Class J shares of the Capital Preservation Fund are offered only to fund an Individual Retirement Account (IRA), Simplified Employee Pension ("SEP") plan and Savings Incentive Match Plan for Employees ("SIMPLE").


The Advisors Select, Advisors Preferred, Select and Preferred classes are currently available through registered representatives of Princor, registered representatives of certain broker/dealers selected by Princor or financial planners.


Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."


SALES OF SHARES
Payment for shares tendered for redemption is ordinarily made in cash. The Board may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The FUND may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the FUND's portfolio in lieu of cash. If the FUND pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The FUND will value securities used to pay redemptions in kind using the same method the FUND uses to value its portfolio securities as described below in "Offering Price."

The right to require the FUNDs to redeem their shares may be suspended, or the date of payment may be postponed, whenever: 1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends; 2) the SEC permits such suspension and so orders; or 3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.


SALES OF SHARES OF THE FUNDS (EXCEPT CLASS J SHARES), LIKE PURCHASES, MAY ONLY BE EFFECTED THROUGH THE SEPARATE

ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES, AN EMPLOYER SPONSORED PLAN OR A FUND OF FUNDS. Certain designated organizations are authorized to receive sell orders on the FUND'S behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by the Fund when authorized organizations, their agents or affiliates receive the order. The FUND IS not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.


OFFERING PRICE
For all FUNDs except the MONEY MARKET FUND
------------------------------------------
As stated in the Prospectuses, the NAV OF EACH CLASS of the FUNDs (except MONEY MARKET FUND) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of FUND shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The share price FOR EACH CLASS OF SHARES for each FUND is determined by dividing the value of securities in the FUND's investment portfolio PLUS ALL OTHER ASSETS ATTRIBUTABLE TO THAT CLASS, LESS ALL LIABILITIES ATTRIBUTABLE TO THAT CLASS, by the number of FUND shares OF THAT CLASS outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the FUNDs are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the FUNDs and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each FUND will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.


Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which A FUND's NAV is not calculated. A FUND calculates its NAV PER CLASS per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the

FUNDs to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Bard as may from time to time be necessary.


Capital Preservation Fund only:
The fair value of a wrapper agreement is equal to the difference between the book value and the market value (including accrued interest) of the covered assets. If the market value (including accrued interest) of the covered assets is greater than the book value, the value of a wrapper agreement is reflected as a liability of the Fund reflecting the potential liability of the Fund to the wrap provider. If the market value (including accrued interest) of the covered assets is less than the book value, the value of a wrapper agreement appears as an asset of the Fund reflecting the potential liability of the wrap provider to the Fund.

In valuing a wrapper agreement, the Board considers the creditworthiness and ability of a wrap provider to pay amounts due under the wrapper agreement. The Board may determine that a wrap provider is unable to make such payments. It would then assign a fair value to the wrapper agreement that is less than the difference between the book value of the wrapper agreement and the market value (including accrued interest) of the covered assets. In such event, the Fund might be unable to maintain a stable value per share.


MONEY MARKET FUND
-----------------
The share price OF EACH CLASS of shares of the MONEY MARKET FUND is determined at the same time and on the same days as the FUNDs as described above. The share price is computed by dividing the total value of the FUND's securities and other assets, less liabilities, by the number of FUND shares outstanding.

All securities held by the MONEY MARKET FUND are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the FUND assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the MONEY MARKET FUND requires the FUND to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the FUND invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the MONEY MARKET FUND designed to stabilize, to the extent reasonably possible, the FUND's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the SUB-ADVISOR to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The FUND may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


TAXATION OF THE FUNDS


It is a policy of the Funds to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions (as long or short-term capital gains) of the Fund in the manner they were received by the Fund.

All income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of the same class of the same Fund at the NAV determined on the first business day following the record date.


Certain Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds if these instruments appreciate in value, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.


Some foreign securities purchased by the Funds may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.


CALCULATION OF PERFORMANCE DATA


FOR ALL FUNDS EXCEPT THE MONEY MARKET FUND
A FUND's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of A FUND's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in A FUND with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Comparative performance information may be used from time to time in advertising the FUNDs, including appropriate market indices including the benchmarks shown in the prospectus for the FUND or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the FUND may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the FUNDs; 5) descriptions of investment strategies for one or more of the FUNDs; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the FUNDs; 7) comparisons of investment products (including the FUNDs) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the FUND's volatility relative to its benchmark or to past performance, including risk adjusted measures. The FUND may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the FUNDs.


MONEY MARKET FUND Yield
-----------------------
The MONEY MARKET FUND may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Because realized capital gains or losses in A FUND's portfolio are not included in the calculation, the FUND's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the FUND's portfolio. As of OCTOBER 31, 2001, the MONEY MARKET FUND's yield was as follows:

                                         YIELD AS OF OCTOBER 31, 2001
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            1.91%      2.09%      2.40%    2.28%       2.66%       1.71%



Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of OCTOBER 31, 2001, the MONEY MARKET FUND's effective yield was:

                                         YIELD AS OF OCTOBER 31, 2001
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Money Market            1.93%      2.11%      2.43%    2.31%       2.70%       1.72%



The yield quoted at any time for the MONEY MARKET FUND represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the FUND's portfolio and the FUND's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.


The yield for the MONEY MARKET FUND fluctuates daily as the income earned on the investments of the FUND fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the FUND is not insured. Investors comparing results of the MONEY MARKET FUND with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the FUND.


Total Return for all other FUNDs
--------------------------------
When advertising total return figures, each of the other FUNDs will include its average annual total return for each of the one, five and ten year periods that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, A FUND may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

The average annual total return for the periods ending OCTOBER 31, 2001 for the Advisors Select Class shares are as follows:

 FUND                                           1-YEAR
 ----                                           ------
 Balanced                                     -9.77/(1)/%
 Bond & Mortgage Securities                   10.69/(1)/                      /
 Capital Preservation                          1.44/(2)/
 European                                     -24.73/(//3//)/
 Government Securities                         9.13/(1)/
 High Quality Intermediate-Term Bond          10.84/(//3//)/
 High Quality Long-Term Bond                  10.76/(//4//)/
 High Quality Short-Term Bond                  9.61/(//5//)/
 International Emerging Markets               -19.33/(//3//)//
 International I                              -27.12/(//6//)/
 International II                             -25.96/(//4//)//
 International SmallCap                       -27.60/(//5//)/
 LargeCap Blend                               -24.08/(//6//)/                 /
 LargeCap Growth                              -35.98/(//4//)/
 LargeCap S&P 500 Index                       -21.09/(1)/
 LargeCap Value                               -10.52/(//1//)/
 MidCap Blend                                 -8.04/(1)/
 MidCap Growth                                -39.20/(//4//)/
 MidCap S&P 400 Index                         -9.73/(1)/
 MidCap Value                                 -1.72/(//5//)/
 Money Market                                  3.44/(//6//)/
 Pacific Basin                                -34.14/(//3//)/
 Partners LargeCap Blend                      -12.16/(//5//)/
 Partners LargeCap Growth I                   -26.26/(//6//)/
 Partners LargeCap Growth II                  -29.65/(//6//)/
 Partners LargeCap Value                       1.82/(//4//)/
 Partners MidCap Blend                        -13.00/(//7//)/
 Partners MidCap Growth                       -40.53/(//5//)/
 Partners MidCap Value                        -6.87/(//6//)/
 Partners SmallCap Growth I                   -23.77/(//6//)/
 Partners SmallCap Growth II                  -41.32/(//5//)/
 Partners SmallCap Value                      -0.50/(//7//)/
 Principal LifeTime 2010                      -1.80/(//7//)/
 Principal LifeTime 2020                      -3.20/(//7//)/
 Principal LifeTime 2030                      -5.20/(//7//)/ /
 Principal LifeTime 2040                      -4.70/(//7//)/ /
 Principal LifeTime 2050                      -8.10/(//7//)/
 Principal Lifetime Strategic Income          -0.20/(//7//)/                  /
 Real Estate                                   3.85/(//3//)/
 SmallCap Blend                                0.50/(//6//)/
 SmallCap Growth                              -19.14/(//4//)/
 SmallCap S&P 600 Index                       -1.12/(//3//)/
 SmallCap Value                                4.69/(//5//)/
 Technology                                   -45.92/(//4//)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.




The average annual total return for the periods ending OCTOBER 31, 2001 for the Advisors Preferred Class shares are as follows:

 FUND                                              1-YEAR
 ----                                              ------
 Balanced                                        -9.57/(1)/%
 Bond & Mortgage Securities                      10.95/(1)/                      /
 Capital Preservation                             1.51/(2)/
 European                                        -24.63/(//3//)/
 Government Securities                            9.38/(1)/
 High Quality Intermediate-Term Bond             10.99/(//3//)/
 High Quality Long-Term Bond                     10.91/(//4//)/
 High Quality Short-Term Bond                     9.96/(//5//)/
 International Emerging Markets                  -19.24/(//3//)//
 International I                                 -26.92/(//6//)/
 International II                                -25.76/(//4//)//
 International SmallCap                          -27.40/(//5//)/
 LargeCap Blend                                  -23.88/(//6//)/                 /
 LargeCap Growth                                 -35.88/(//4//)/
 LargeCap S&P 500 Index                          -20.99/(1)/
 LargeCap Value                                  -10.42/(//1//)/
 MidCap Blend                                    -7.84/(1)/
 MidCap Growth                                   -39.03/(//4//)/
 MidCap S&P 400 Index                            -9.73/(1)/
 MidCap Value                                    -1.62/(//5//)/
 Money Market                                     3.59/(//6//)/
 Pacific Basin                                   -34.04/(//3//)/
 Partners LargeCap Blend                         -11.96/(//5//)/
 Partners LargeCap Growth I                      -26.06/(//6//)/
 Partners LargeCap Growth II                     -29.46/(//6//)/
 Partners LargeCap Value                          1.92/(//4//)/
 Partners MidCap Blend                           -12.90/(//7//)/
 Partners MidCap Growth                          -40.49/(//5//)/
 Partners MidCap Value                           -6.77/(//6//)/
 Partners SmallCap Growth I                      -23.67/(//6//)/
 Partners SmallCap Growth II                     -41.23/(//5//)/
 Partners SmallCap Value                         -0.40/(//7//)/
 Principal LifeTime 2010                         -1.70/(//7//)/
 Principal LifeTime 2020                         -3.10/(//7//)/
 Principal LifeTime 2030                         -5.10/(//7//)/ /
 Principal LifeTime 2040                         -4.60/(//7//)/ /
 Principal LifeTime 2050                         -8.00/(//7//)/
 Principal Lifetime Strategic Income             -0.10/(//7//)/                  /
 Real Estate                                      3.95/(//3//)/
 SmallCap Blend                                   0.69/(//6//)/
 SmallCap Growth                                 -19.06/(//4//)/
 SmallCap S&P 600 Index                          -0.93/(//3//)/
 SmallCap Value                                   4.89/(//5//)/
 Technology                                      -45.72/(//4//)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.




The average annual total return for the periods ending OCTOBER 31, 2001 for the Select Class shares are as follows:

 FUND                                  1-YEAR
 ----                                  ------
 Balanced                            -9.47/(1)/%
 Bond & Mortgage Securities          11.03/(1)/                      /
 Capital Preservation                 1.54/(2)/
 European                            -24.44/(//3//)/
 Government Securities                9.53/(1)/
 High Quality Intermediate-Term
 Bond                                11.15/(//3//)/
 High Quality Long-Term Bond         11.07/(//4//)/
 High Quality Short-Term Bond        10.11/(//5//)/
 International Emerging Markets      -19.14/(//3//)//
 International I                     -26.82/(//6//)/
 International II                    -25.76/(//4//)//
 International SmallCap              -27.30/(//5//)/
 LargeCap Blend                      -23.78/(//6//)/                 /
 LargeCap Growth                     -35.77/(//4//)/
 LargeCap S&P 500 Index              -20.80/(1)/
 LargeCap Value                      -10.22/(1)/
 MidCap Blend                        -7.75/(1)/
 MidCap Growth                       -38.99/(//4//)/
 MidCap S&P 400 Index                -9.44/(1)/
 MidCap Value                        -1.43/(//5//)/
 Money Market                         3.78/(//6//)/
 Pacific Basin                       -33.94/(//3//)/
 Partners LargeCap Blend             -11.86/(//5//)/
 Partners LargeCap Growth I          -25.96/(//6//)/
 Partners LargeCap Growth II         -29.37/(//6//)/
 Partners LargeCap Value              2.12/(//4//)/
 Partners MidCap Blend               -12.80/(//7//)/
 Partners MidCap Growth              -40.40/(//5//)/
 Partners MidCap Value               -6.58/(//6//)/
 Partners SmallCap Growth I          -23.46/(//6//)/
 Partners SmallCap Growth II         -41.13/(//5//)/
 Partners SmallCap Value             -0.30/(//7//)/
 Principal LifeTime 2010             -1.60/(//7//)/
 Principal LifeTime 2020             -3.00/(//7//)/
 Principal LifeTime 2030             -5.00/(//7//)/ /
 Principal LifeTime 2040             -4.50/(//7//)/ /
 Principal LifeTime 2050             -7.90/(//7//)/
 Principa Lifetime Strategic
 Income                               0.00/(//7//)/                  /
 Real Estate                          4.15/(//3//)/
 SmallCap Blend                       0.88/(//6//)/
 SmallCap Growth                     -19.02/(//4//)/
 SmallCap S&P 600 Index              -0.83/(//3//)/
 SmallCap Value                       4.99/(//5//)/
 Technology                          -45.72/(//4//)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.




The average annual total return for the periods ending OCTOBER 31, 2001 for the Preferred Class shares are as follows:

 FUND                                     1-YEAR
 ----                                     ------
 Balanced                               -9.27/(1)/%
 Bond & Mortgage Securities             11.20/(1)/                      /
 Capital Preservation                    1.63/(2)/
 European                               -24.44/(//3//)/
 Government Securities                   9.63/(1)/
 High Quality Intermediate-Term Bond    11.45/(//3//)/
 High Quality Long-Term Bond            10.96/(//4//)/
 High Quality Short-Term Bond           10.21/(//5//)/
 International Emerging Markets         -19.22/(//3//)//
 International I                        -26.82/(//6//)/
 International II                       -25.76/(//4//)//
 International SmallCap                 -27.20/(//5//)/
 LargeCap Blend                         -23.58/(//6//)/                 /
 LargeCap Growth                        -35.77/(//4//)/
 LargeCap S&P 500 Index                 -20.80/(1)/
 LargeCap Value                         -10.12/(1)/
 MidCap Blend                           -7.55/(1)/
 MidCap Growth                          -38.99/(//4//)/
 MidCap S&P 400 Index                   -9.44/(1)/
 MidCap Value                           -1.23/(//5//)/
 Money Market                            3.90/(//6//)/
 Pacific Basin                          -33.94/(//3//)/
 Partners LargeCap Blend                -11.86/(//5//)/
 Partners LargeCap Growth I             -25.93/(//6//)/
 Partners LargeCap Growth II            -29.37/(//6//)/
 Partners LargeCap Value                 2.12/(//4//)/
 Partners MidCap Blend                  -12.70/(//7//)/
 Partners MidCap Growth                 -40.40/(//5//)/
 Partners MidCap Value                  -6.48/(//6//)/
 Partners SmallCap Growth I             -23.46/(//6//)/
 Partners SmallCap Growth II            -41.04/(//5//)/
 Partners SmallCap Value                -0.20/(//7//)/
 Principal LifeTime 2010                -1.50/(//7//)/
 Principal LifeTime 2020                -2.90/(//7//)/
 Principal LifeTime 2030                -4.90/(//7//)/ /
 Principal LifeTime 2040                -4.40/(//7//)/ /
 Principal LifeTime 2050                -7.80/(//7//)/
 Principal Lifetime Strategic Income     0.10/(//7//)/                  /
 Real Estate                             4.15/(//3//)/
 SmallCap Blend                          0.98/(//6//)/
 SmallCap Growth                        -19.02/(//4//)/
 SmallCap S&P 600 Index                 -0.83/(//3//)/
 SmallCap Value                          5.09/(//5//)/
 Technology                             -45.62/(//4//)/

/ //(1)/ Period from December 1, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
/ //(3)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(4)/ Period from November 27, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.




The average annual total return for the periods ending OCTOBER 31, 2001 for the Institutional Class shares are as follows:

 FUND                                         1-YEAR
 ----                                         ------
 Balanced                                   -5.45/(1)/%
 Bond & Mortgage Securities                  6.92/(1)/                      /
 Capital Preservation                        1.70/(2)/
 European                                   -19.92/(1)/
 Government Securities                       6.72/(1)/
 High Quality Intermediate-Term Bond         7.33/(1)/
 High Quality Long-Term Bond                 7.28/(1)/
 High Quality Short-Term Bond                6.67/(1)/
 International Emerging Markets             -18.93/(1)/    /
 International I                            -21.80/(1)/
 International II                           -25.47/(//3//)//
 International SmallCap                     -21.35/(1)/
 LargeCap Blend                             -15.07/(1)/                     /
 LargeCap Growth                            -19.66/(1)/
 LargeCap S&P 500 Index                     -13.84/(1)/
 LargeCap Value                             -9.68/(1)/
 MidCap Blend                               -6.82/(1)/
 MidCap Growth                              -27.13/(1)/
 MidCap S&P 400 Index                       -8.24/(1)/
 MidCap Value                               -4.69/(1)/
 Money Market                                2.71/(1)/
 Pacific Basin                              -21.67/(1)/
 Partners LargeCap Blend                    -11.57/(//4//)/
 Partners LargeCap Growth I                 -25.63/(//5//)/
 Partners LargeCap Growth II                -29.18/(//6//)/
 Partners LargeCap Value                     2.21/(//3//)/
 Partners MidCap Blend                      -12.60/(//7//)/
 Partners MidCap Growth                     -24.07/(1)/
 Partners MidCap Value                      -6.28/(//5//)/
 Partners SmallCap Growth I                 -23.36/(//5//)/
 Partners SmallCap Growth II                -41.04/(//4//)/
 Partners SmallCap Value                     0.00/(//7//)/
 Principal LifeTime 2010                    -1.30/(//1//)/
 Principal LifeTime 2020                    -2.80/(//1//)/
 Principa LifeTime 2030                     -4.70/(//1//)/ /
 Principal LifeTime 2040                    -4.20/(//1//)/ /
 Principal LifeTime 2050                    -7.80/(//1//)/
 Principal Lifetime Strategic Income         0.30/(//1//)/                  /
 Real Estate                                 4.17/(1)/
 SmallCap Blend                             -0.10/(1)/
 SmallCap Growth                            -17.97/(1)/
 SmallCap S&P 600 Index                     -5.12/(1)/
 SmallCap Value                             -0.47/(1)/
 Technology                                 -45.42/(//3//)/

/ //(1)/ Period from February 27, 2001 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(2)/ Period from June15, 2001 (date operations commenced) through OCTOBER
 31, 2001.
 /(3)/ Period from November 27, 2000 (date operations commenced) through OCTOBER 31, 2001.
/ //(4)/ Period from November 29, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(5)/ Period from November 28, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(6)/ Period from November 30, 2000 (date operations commenced) through
 OCTOBER 31, 2001.
/ //(7)/ Period from March 1, 2001 (date operations commenced) through OCTOBER
 31, 2001.




The average annual total return (net of CDSC) for the periods ending OCTOBER 31, 2001 for the Class J Shares are as follows:

 FUND                                          1-YEAR
 ----                                          ------
 Balanced                                    -6.91/(1)/%
 Bond & Mortgage Securities                   5.46/(1)/                      /
 Capital Preservation                         0.34/(2)/
 European                                    -21.13/(1)/
 Government Securities                        5.07/(1)/
 High Quality Intermediate-Term Bond          5.67/(1)/
 High Quality Long-Term Bond                  5.63/(1)/
 High Quality Short-Term Bond                 5.02/(1)/
 International Emerging Markets              -20.22/(1)/    /
 International I                             -23.00/(1)/
 International II                            -19.61/(1)/    /
 International SmallCap                      -22.65/(1)/
 LargeCap Blend                              -16.37/(1)/                     /
 LargeCap Growth                             -20.85/(1)/
 LargeCap S&P 500 Index                      -15.23/(1)/
 LargeCap Value                              -10.99/(1)/
 MidCap Blend                                -8.35/(1)/
 MidCap Growth                               -28.24/(1)/
 MidCap S&P 400 Index                        -9.76/(1)/
 MidCap Value                                -6.12/(1)/
 Money Market                                 1.12/(1)/
 Pacific Basin                               -22.82/(1)/
 Partners LargeCap Blend                     -12.14/(1)/
 Partners LargeCap Growth I                  -15.85/(1)/
 Partners LargeCap Growth II                 -14.62/(1)/
 Partners LargeCap Value                     -4.39/(1)/
 Partners MidCap Blend                       -13.87/(//3//)/
 Partners MidCap Growth                      -25.18/(1)/
 Partners MidCap Value                       -9.17/(1)/
 Partners SmallCap Growth I                  -14.56/(1)/
 Partners SmallCap Growth II                 -23.34/(1)/
 Partners SmallCap Value                     -1.59/(//3//)/
 Principal LifeTime 2010                     -3.07/(2)/
 Principal LifeTime 2020                     -4.26/(2)/
 Principal LifeTime 2030                     -5.95/(2)/     /
 Principal LifeTime 2040                     -5.27/(2)/     /
 Principal LifeTime 2050                     -8.65/(2)/
 Principal Lifetime Strategic Income         -1.79/(2)/                      /
 Real Estate                                  2.67/(1)/
 SmallCap Blend                              -1.66/(1)/
 SmallCap Growth                             -19.23/(1)/
 SmallCap S&P 600 Index                      -6.53/(1)/
 SmallCap Value                              -2.03/(1)/
 Technology                                  -28.49/(1)/

/ //(//1//)/ Period beginning February 27, 2001 and ending OCTOBER 31, 2001.

/ //(//2//)/ Period beginning June 15, 2001 and ending OCTOBER 31, 2001. / //(3)/ Period beginning March 1, 2001 and ending OCTOBER 31, 2001.

This table shows the yield as of OCTOBER 31, 2001 for the following Funds:

                                         YIELD AS OF OCTOBER 31, 2001
                        --------------------------------------------------------------
                        ADVISORS  ADVISORS
                         SELECT   PREFERRED  PREFERRED  SELECT  INSTITUTIONAL
 FUND                    CLASS      CLASS      CLASS    CLASS       CLASS      CLASS J
 ----                    -----      -----      -----    -----       -----      -------
 Bond & Mortgage
 Securities              4.31%      4.49%      4.80%    4.68%       5.05%       4.10%
 Capital Preservation    3.38       3.56       3.88     3.75        4.14        3.14
 Government Securities   4.84       5.02       5.33     5.21        5.59        4.64
 High Quality
 Intermediate-Term
 Bond                    4.38       4.77       4.97     4.85        5.23        4.28
 High Quality
 Long-Term Bond          4.65       4.82       5.13     5.01        5.39        4.48
 High Quality
 Short-Term Bond         3.89       4.07       4.38     4.26        4.66        3.75



GENERAL INFORMATION


MIDCAP S&P 400 INDEX FUND, LARGECAP S&P 500 INDEX FUND AND SMALLCAP S&P 600 INDEX FUND ONLY
The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Fund shareholders or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index, S&P MidCap 400 Index or S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index which are determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Funds. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Fund shareholders into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P MIDCAP 400 INDEX OR S&P SMALLCAP 600 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, FUND SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the FUND for the year ended OCTOBER 31, 2001 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

PART C. OTHER INFORMATION


Item 23. Exhibits.

 (a)   (1)      a.   Articles of Amendment and Restatement (filed 4/12/96)
                b.   Articles of Amendment and Restatement (filed 9/22/00)
       (2)           Articles of Amendment (filed 9/12/97)
       (3)      a.   Certificate of Correction dated 9/14/00 (filed 9/22/00)
                b.   Certificate of Correction dated 12/13/00 (filed 10/12/01)
       (4)      a.   Articles Supplementary dated 12/11/00 (filed 10/12/01)
                b.   Articles Supplementary dated 3/12/01 (filed 10/12/01)
 (b)                 By-laws (filed 9/22/00)
 (c)                 N/A
 (d)   (1)      a.   Management Agreement (filed 9/12/97)
                b.   1st Amendment to the Management Agreement (filed 9/22/00)
                c.   Management Agreement (filed 12/5/00)
       (2)      a.   Invista Sub-Advisory Agreement (filed 9/12/97)
                b.   1st Amendment to the Invista Sub-Advisory Agreement
                       (filed 2/25/02)
                c.   2nd Amendment to the Invista Sub-Advisory Agreement
                        (filed 2/25/02)
       (3)           American Century Sub-Advisory Agreement (filed 12/5/00)
       (4)           Bernstein Sub-Advisory Agreement (filed 12/5/00)
       (5)           BT Sub-Advisory Agreement (filed 9/22/00)
       (6)           Federated Sub-Advisory Agreement (filed 12/5/00)
       (7)           Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
       (8)           Morgan Stanley Sub-Advisory Agreement-PLCGI (filed
                     12/5/00)
       (9)      a.   Principal Capital Income Investors Sub-Advisory Agreement
                     (filed 2/27/01)
                b.   1st Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)
                c.   2nd Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)
                d.   3rd Amendment to the PCII Sub-Advisory Agreement
                     (filed 10/12/01)
       (10)     a.   Principal Capital Real Estate Investors Sub-Advisory
                     Agreement (filed 2/27/01)
                b.   1st Amendment to the PCREI Sub-Advisory Agreement
                     (filed 10/12/01)
                c.   2nd Amendment to the PCREI Sub-Advisory Agreement
                     (filed 10/12/01)
       (11)          Turner Sub-Advisory Agreement (filed 12/5/00)
       (12)          PCII Cash Management Sub-Advisory Agreement (filed
                     2/27/01)
       (13)          Ark Asset Management Sub-Advisory Agreement (filed
                     2/27/01)
       (14)          Morgan Stanley Sub-Advisory Agreement - PMCB (filed
                     2/27/01)
       (15)          Spectrum Sub-Advisory Agreement (filed 04/29/02)
       (16)          UBS Global Asset Management Sub-Advisory Agreement
                     (filed 04/29/02)
 (e)   (1)      a.   Distribution Agreement (filed 4/12/96)
                     1st Amendment to the Distribution Agreement (filed
                b.   9/22/00)
                c.   Distribution Agreement (filed 9/22/00)
       (2)           Selling Agreement (filed 6/12/01)
 (f)                 N/A
                     Domestic Portfolio Custodian Agreement with Bank of New
 (g)   (1)      a.   York (filed 4/12/96)
                     Domestic Funds Custodian Agreement with Bank of New York
                b.   (filed 12/5/00)
                     Global Portfolio Custodian Agreement with Chase Manhattan
       (2)      a.   Bank (filed 4/12/96)
                     Global Funds Custodian Agreement with Chase Manhattan Bank
                b.   (filed 12/5/00)
                     Transfer Agency Agreement for Class I shares (filed
 (h)   (1)           9/22/00)
       (2)           Shareholder Services Agreement (filed 12/15/00)
       (3)      a.   Investment Service Agreement (filed 9/12/97)
                     1st Amendment to the Investment Service Agreement (filed
                b.   9/22/00)
       (4)           Accounting Services Agreement (filed 9/22/00)
       (5)           Administrative Services Agreement (filed 9/22/00)
       (6)           Service Agreement (filed 9/22/00)
       (7)           Service Sub-Agreement (filed 9/22/00)
 (i)                 Legal Opinion (filed 4/12/96)
 (j)                 Consents of Auditors (filed 4/30/02)
 (k)                 Financial Statements included in this Registration
                     Statement:
       (1)           Part A: None
       (2)           Part B: None
       (3)           Annual Report to Shareholders filed under Rule N-30D-1 on
                     December 28, 2001***
 (l)   (1)           Initial Capital Agreement-ISP & MBS (filed 4/12/96)
       (2)           Initial Capital Agreement-IEP (filed 9/22/00)
       (3)           Initial Capital Agreement-ICP (filed 9/22/00)
       (4-38)        Initial Capital Agreement (filed 9/22/00)
 (m)                 Rule 12b-1 Plan
       (1)           Advisors Preferred Plan (filed 9/22/00)
       (2)           Advisors Select Plan (filed 9/22/00)
 (o)                 Rule 18f-3 Plan (filed 9/22/00)
 (p)                 Code of Ethics
       (1)           BT Funds Management (filed 9/22/00)
       (2)           Invista Capital Management (filed 9/22/00)
       (3)           Principal Capital Income Investors (filed 9/22/00)
       (4)           Principal Capital Real Estate Investors (filed 9/22/00)
       (5)           Turner Investment Partners (filed 9/22/00)
       (6)           Morgan Stanley Asset Management (filed 2/27/01)
       (7)           Neuberger Berman Management  (filed 10/12/01)
       (8)           Bernstein Investment Research (filed 9/22/00)
       (9)           American Century Investment Management (filed 9/22/00)
       (10)          Federated Investment Management (filed 9/22/00)
       (11)          Ark Asset Management (filed 12/15/00)
       (12)          Spectrum Code of Ethics (filed 04/29/02)
 *    Filed herein.
 **   To be filed by amendment.
 *** Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          l. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          m.   Principal International Holding Company, LLC

          n.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A. (Brazil)  a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.

          Subsidiaries wholly-owned by BT Australia (Holdings) PTY Ltd.:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          d. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          e. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          f.   QV1 Pty Limited an Australia company.

          g. Principal Capital Global Investors Limited (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.10% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 31.71% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  February
               5, 2002.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 7.17% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 61.85% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.05% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 6.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Fund, Inc. (a Maryland Corporation) 25.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.52% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 6.59% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.94% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 65.19% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 2.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 30.78% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 29.22% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 9.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 42.28% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 39.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.12% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Investors Fund, Inc.(a Maryland Corporation) 100.00% of
               shares   outstanding  of  the   International   Emerging  Markets
               Portfolio, 50.08% of the shares outstanding of the International Securities Portfolio,
               38.40% of shares outstanding of the Balanced Fund,
               26.69% of shares outstanding of the Bond & Mortgage Securitites Fund,
               85.41% of shares outstanding of the Capital Preservation Fund, 82.50% of shares outstanding of the European Fund,
               37.50% of shares outstanding of the Governement Securities Fund,
               75.57%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               80.79% of shares outstanding of the High Quality Long-Term Bond Fund,
               55.30% of shares outstanding of the High Quality Short-Term Bond Fund,
               75.51% of shares outstanding of the International Emerging Markets Fund,
               28.26% of shares outstanding of the International Fund I, 62.81% of shares outstanding of the International Fund II, 69.96% of shares outstanding of the International SmallCap Fund, 41.97% of shares outstanding of the LargeCap Blend Fund, 31.11% of shares outstanding of the LargeCap Growth Fund, 10.52% of shares outstanding of the LargeCap S&P 500 Index Fund, 34.83% of shares outstanding of the LargeCap Value Fund, 0.99% of shares outstanding of the LifeTime 2010 Fund, 1.01% of shares outstanding of the LifeTime 2020 Fund, 1.10% of shares outstanding of the LifeTime 2030 Fund, 2.43% of shares outstanding of the LifeTime 2040 Fund, 3.55% of shares outstanding of the LifeTime 2050 Fund, 3.64% of shares outstanding of the LifeTime Strategic Income Fund,
               50.72% of shares outstanding of the MidCap Blend Fund, 49.65% of shares outstanding of the MidCap Growth Fund, 41.33% of shares outstanding of the MidCap S&P 400 Index Fund, 41.87% of shares outstanding of the MidCap Value Fund, 27.02% of shares outstanding of the Money Market Fund, 97.19% of shares outstanding of the Pacific Basin Fund, 12.38% of shares outstanding of the Partners LargeCap Blend Fund, 9.15% of shares outstanding of the Partners LargeCap Growth Fund I,
               54.03% of shares outstanding of the Partners LargeCap Growth Fund II,
               9.14% of shares outstanding of the Partners LargeCap Value Fund, 61.25% of shares outstanding of the Partners MidCap Blend Fund, 70.29% of shares outstanding of the Partners MidCap Growth Fund, 46.25% of shares outstanding of the Partners MidCap Value Fund, 33.70% of shares outstanding of the Partners SmallCap Growth Fund I,
               77.22% of shares outstanding of the Partners SmallCap Growth Fund II,
               25.18% of shares outstanding of the Partners SmallCap Value Fund, 43.39% of shares outstanding of the Real Estate Fund, 48.97% of shares outstanding of the SmallCap Blend Fund, 48.58% of shares outstanding of the SmallCap Growth Fund, 63.24% of shares outstanding of the SmallCap S&P 600 Index Fund, 54.71% of shares outstanding of the SmallCap Value Fund, 36.57% of shares outstanding of the Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 5, 2002: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          h. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          f.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          h. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          i. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          j. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          l. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          m. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          n. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          o. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          p. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          q. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          r. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          s. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          t. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          u.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          v. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   Michael T. Daley             Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Product
   Development

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   John R. Lepley               Same              Senior Vice President -
   Senior Vice President -                        Marketing & Distribution
   Marketing & Distribution                       Princor Financial Services
                                                  Corporation

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

  *Kirk L. Tibbetts             Same              See Part B
   Senior Vice President &
   Chief Financial Officer

  *Larry D. Zimpleman           Same              See Part B
   Chairman of the Board
   and Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 2nd day of May, 2002.


                                      Principal Investors Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director      May 2, 2002
R. C. Eucher                       (Principal Executive        _________________
                                   Officer)


   (L. D. Zimpleman)*
_____________________________      Director and                May 2, 2002
L. D. Zimpleman                    Chairman of the Board       _________________


/s/K. L. Tibbetts
_____________________________      Senior Vice President and   May 2, 2002
K. L. Tibbetts                     Chief Financial Officer     _________________
                                   (Principal Financial
                                   and Accounting Officer)


   (J. E. Aschenbrenner)*
_____________________________      Director                    May 2, 2002
J. D. Davis                                                    _________________


   (J. D. Davis)*
_____________________________      Director                    May 2, 2002
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    May 2, 2002
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    May 2, 2002
R. W. Gilbert                                                  _________________


   (W. C. Kimball)*
_____________________________      Director                    May 2, 2002
W. C. Kimball                                                  _________________


   (B. A. Lukavsky)*
_____________________________      Director                    May 2, 2002
B. A. Lukavsky                                                 _________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included